UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07076

                           Wilshire Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)

                                    --------


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Item 1.   Schedule of Investments


Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         -------------
COMMON STOCK -- 98.3%
CONSUMER DISCRETIONARY -- 8.0%
     5,342   Amazon.com, Inc. + ................................   $    388,684
    25,630   American Eagle Outfitters, Inc. ...................        390,858
    31,651   Apollo Group, Inc., Class A + .....................      1,876,905
    11,900   Bed Bath & Beyond, Inc. + .........................        373,779
       989   Best Buy Co., Inc. ................................         37,088
     8,943   Burger King Holdings, Inc. ........................        219,640
        39   Central European Media Enterprises, Ltd.,
                Class A + ......................................          2,551
    63,500   Coach, Inc. + .....................................      1,590,040
    96,390   DIRECTV Group, Inc. (The) + .......................      2,522,526
    27,400   Dollar Tree, Inc. + ...............................        996,265
    22,477   DreamWorks Animation SKG, Inc., Class A + .........        706,902
       559   Family Dollar Stores, Inc. ........................         13,248
     9,200   Gap, Inc. (The) ...................................        163,576
     2,646   Garmin, Ltd. ......................................         89,805
    10,875   Guess?, Inc. ......................................        378,341
     1,436   Harman International Industries, Inc. .............         48,925
     2,515   HSN, Inc. + .......................................         27,690
     2,515   Interval Leisure Group, Inc. + ....................         26,156
     6,940   ITT Educational Services, Inc. + ..................        561,515
    12,180   Kohl's Corp. + ....................................        561,254
    20,660   Lowe's Cos., Inc. .................................        489,435
    16,085   Marriott International, Inc., Class A .............        419,658
    47,200   Mattel, Inc. ......................................        851,488
    52,063   McDonald's Corp. ..................................      3,212,286
    10,474   Newell Rubbermaid, Inc. ...........................        180,781
    20,715   Nike, Inc., Class B ...............................      1,385,834
    14,890   Nordstrom, Inc. ...................................        429,130
     1,600   O'Reilly Automotive, Inc. + .......................         42,832
       110   Panera Bread Co., Class A + .......................          5,599
     3,233   Scientific Games Corp., Class A + .................         74,424
     2,417   Strayer Education, Inc. ...........................        484,028
     7,700   Target Corp. ......................................        377,685
        66   Tiffany & Co. .....................................          2,344
    63,581   TJX Cos., Inc. ....................................      1,940,493
    19,681   Urban Outfitters, Inc. + ..........................        627,233
    12,780   Walt Disney Co. (The) .............................        392,218
    28,955   Yum! Brands, Inc. .................................        944,222
                                                                   -------------
                                                                     22,835,438
                                                                   -------------

CONSUMER STAPLES -- 10.1%
    28,972   Altria Group, Inc. ................................        574,804
    68,163   Avon Products, Inc. ...............................      2,833,536
    52,929   Coca-Cola Co. (The) ...............................      2,798,886
     7,600   Colgate-Palmolive Co. .............................        572,660
    17,900   Constellation Brands, Inc., Class A + .............        384,134
    19,195   Costco Wholesale Corp. ............................      1,246,331
   180,940   CVS/Caremark Corp. ................................      6,090,441
    24,643   General Mills, Inc. ...............................      1,693,467
    13,150   HJ Heinz Co. ......................................        657,106
       779   Hormel Foods Corp. ................................         28,262
        34   Kellogg Co. .......................................          1,907
     4,074   Lorillard, Inc. ...................................        289,865
    60,811   PepsiCo, Inc. .....................................      4,333,999
    45,582   Philip Morris International, Inc. .................      2,192,495
    36,660   Procter & Gamble Co. ..............................      2,554,835
     6,620   UST, Inc. .........................................        440,495
     3,031   Walgreen Co. ......................................         93,840
    31,097   Wal-Mart Stores, Inc. .............................      1,862,399
     1,318   Wm. Wrigley Jr. Co. ...............................        104,649
                                                                   -------------
                                                                     28,754,111
                                                                   -------------

  Shares                                                               Value
----------                                                         ------------
ENERGY -- 9.4%
     8,618   Apache Corp. ......................................   $    898,685
     4,084   BJ Services Co. ...................................         78,127
    20,363   Cameron International Corp. + .....................        784,790
     3,085   Chesapeake Energy Corp. ...........................        110,628
     4,623   Cimarex Energy Co. ................................        226,111
     2,097   Continental Resources, Inc. + .....................         82,265
     8,817   Denbury Resources, Inc. + .........................        167,876
     1,428   Devon Energy Corp. ................................        130,234
     1,328   Encore Acquisition Co. + ..........................         55,484
    12,891   ENSCO International, Inc. .........................        742,908
     5,440   EOG Resources, Inc. ...............................        486,662
    40,718   Exxon Mobil Corp. .................................      3,162,159
    28,000   FMC Technologies, Inc. + ..........................      1,303,400
     5,731   Forest Oil Corp. + ................................        284,258
    55,171   Halliburton Co. ...................................      1,786,989
     2,976   Helmerich & Payne, Inc. ...........................        128,533
     2,317   Hess Corp. ........................................        190,179
    49,595   National Oilwell Varco, Inc. + ....................      2,491,157
    10,025   Newfield Exploration Co. + ........................        320,700
     2,536   Noble Corp. .......................................        111,330
     4,074   Noble Energy, Inc. ................................        226,474
    18,659   Occidental Petroleum Corp. ........................      1,314,527
    13,889   Patterson-UTI Energy, Inc. ........................        278,058
     3,864   PetroHawk Energy Corp. + ..........................         83,578
    22,145   Petroleo Brasileiro SA ADR ........................        973,273
     1,347   Pioneer Natural Resources Co. .....................         70,421
     3,085   Plains Exploration & Production Co. + .............        108,469
       110   Pride International, Inc. + .......................          3,257
     7,169   Quicksilver Resources, Inc. + .....................        140,727
     2,701   Range Resources Corp. .............................        115,792
    53,819   Schlumberger, Ltd. ................................      4,202,727
     7,385   Sunoco, Inc. ......................................        262,758
     3,854   Superior Energy Services, Inc. + ..................        120,014
     3,525   Tidewater, Inc. ...................................        195,144
    22,216   Transocean, Inc. ..................................      2,440,205
     7,709   Unit Corp. + ......................................        384,062
    10,795   Valero Energy Corp. ...............................        327,089
     3,394   W&T Offshore, Inc. ................................         92,622
       957   Whiting Petroleum Corp. + .........................         68,196
    24,830   Williams, Inc. ....................................        587,230
    30,719   XTO Energy, Inc. ..................................      1,429,047
                                                                   -------------
                                                                     26,966,145
                                                                   -------------
FINANCIALS -- 6.1%
    15,900   Aflac, Inc. .......................................        934,125
    41,000   American Express Co. ..............................      1,452,630
    12,342   Bank of Hawaii Corp. ..............................        659,680
     2,160   BlackRock, Inc., Class A ..........................        420,120
    88,455   Charles Schwab Corp. (The) ........................      2,299,830
     2,426   City National Corp. ...............................        131,732
    10,276   CME Group, Inc., Class A ..........................      3,817,637
     4,971   Cullen/Frost Bankers, Inc. ........................        298,260
    24,745   Goldman Sachs Group, Inc. (The). ..................      3,167,359
    46,000   Hudson City Bancorp, Inc. .........................        848,700
     2,756   IntercontinentalExchange, Inc. + ..................        222,354
     6,610   Kimco Realty Corp. ................................        244,173
     2,207   MSCI, Inc., Class A + .............................         52,968
     7,200   Prudential Financial, Inc. ........................        518,400
     7,438   Rayonier, Inc. ....................................        352,190
       787   State Street Corp. ................................         44,765
    14,210   T Rowe Price Group, Inc. ..........................        763,219
    31,541   TD Ameritrade Holding Corp. + .....................        510,964
       244   Tree.com, Inc. + ..................................          1,176
    12,410   Wells Fargo & Co. .................................        465,747
     8,597   Wilmington Trust Corp.(a) .........................        247,852
                                                                   -------------
                                                                     17,453,881
                                                                   -------------

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         ------------
HEALTH CARE -- 20.4%
    49,597   Abbott Laboratories ...............................   $  2,855,795
     8,211   Aetna, Inc. .......................................        296,499
     5,500   Alcon, Inc. + .....................................        888,305
     5,900   Alcon, Inc. .......................................        952,909
    58,750   Allergan, Inc. ....................................      3,025,624
    37,852   Amgen, Inc. + .....................................      2,243,488
    51,139   Baxter International, Inc. ........................      3,356,252
    13,368   Becton Dickinson & Co. ............................      1,072,916
    12,091   Biogen Idec, Inc. + ...............................        608,056
    37,544   Bristol-Myers Squibb Co. ..........................        782,792
    80,289   Celgene Corp. + ...................................      5,080,688
     7,900   Cephalon, Inc. + ..................................        612,171
    15,715   Charles River Laboratories International, Inc. + ..        872,654
     5,715   Cigna Corp. .......................................        194,196
     1,515   Cooper Cos., Inc. (The) ...........................         52,661
    20,445   Covance, Inc. + ...................................      1,807,542
     7,000   Covidien, Ltd. ....................................        376,320
    15,098   Dentsply International, Inc. ......................        566,779
     1,428   Edwards Lifesciences Corp. + ......................         82,481
    21,918   Eli Lilly & Co. ...................................        965,050
     1,438   Endo Pharmaceuticals Holdings, Inc. + .............         28,760
    26,495   Express Scripts, Inc., Class A + ..................      1,955,861
    28,653   Forest Laboratories, Inc. + .......................        810,307
     8,092   Genentech, Inc. + .................................        717,599
    12,013   Gen-Probe, Inc. + .................................        637,290
    26,791   Genzyme Corp. + ...................................      2,167,124
   117,146   Gilead Sciences, Inc. + ...........................      5,339,515
     4,862   Hill-Rom Holdings, Inc. ...........................        147,367
    21,614   Idexx Laboratories, Inc. + ........................      1,184,447
       808   Intuitive Surgical, Inc. + ........................        194,712
       110   Invitrogen Corp. + ................................          4,158
    22,978   Johnson & Johnson .................................      1,591,916
    16,457   Laboratory Corp. of America Holdings + ............      1,143,762
    51,519   Medtronic, Inc. ...................................      2,581,102
    20,457   Merck & Co., Inc. .................................        645,623
    25,935   Mylan, Inc. + .....................................        296,178
     4,413   Patterson Cos., Inc. + ............................        134,199
     5,101   Pediatrix Medical Group, Inc. + ...................        275,046
    80,304   Pfizer, Inc. ......................................      1,480,806
     9,133   Resmed, Inc. + ....................................        392,719
    10,355   Schering-Plough Corp. .............................        191,257
     2,536   St. Jude Medical, Inc. + ..........................        110,291
    80,695   Stryker Corp. .....................................      5,027,298
     5,000   Techne Corp. + ....................................        360,600
    11,700   Teva Pharmaceutical Industries, Ltd. ADR ..........        535,743
    53,440   Thermo Fisher Scientific, Inc. + ..................      2,939,200
     1,208   Varian Medical Systems, Inc. + ....................         69,013
       500   Vertex Pharmaceuticals, Inc. + ....................         16,620
     2,715   Waters Corp. + ....................................        157,959
       630   Wyeth .............................................         23,272
     5,742   Zimmer Holdings, Inc. + ...........................        370,704
                                                                   -------------
                                                                     58,223,626
                                                                   -------------
INDUSTRIALS -- 11.2%
     9,201   3M Co. ............................................        628,520
   104,000   ABB, Ltd. ADR .....................................      2,017,599
     9,950   AGCO Corp. + ......................................        423,970
    19,400   Ametek, Inc. ......................................        790,938
     2,835   Avery Dennison Corp. ..............................        126,101
     2,100   BE Aerospace, Inc. + ..............................         33,243
    12,401   Boeing Co. ........................................        711,197
     2,508   Brink's Co. (The) .................................        153,038
    34,633   Burlington Northern Santa Fe Corp. ................      3,201,127
     1,800   Carlisle Cos., Inc. ...............................         53,946
     4,396   CH Robinson Worldwide, Inc. .......................        224,020

  Shares                                                               Value
----------                                                         ------------
INDUSTRIALS -- 11.2% (CONTINUED)
     4,523   Corrections Corp. of America + ....................   $    112,397
    23,943   CSX Corp. .........................................      1,306,570
    28,555   Danaher Corp. .....................................      1,981,716
     6,725   Deere & Co. .......................................        332,888
    56,750   Expeditors International of Washington, Inc. ......      1,977,170
    13,702   FedEx Corp. .......................................      1,083,006
    13,979   FTI Consulting, Inc. + ............................      1,009,843
    11,350   General Dynamics Corp. ............................        835,587
     4,525   Honeywell International, Inc. .....................        188,014
     4,639   Hubbell, Inc., Class B ............................        162,597
     3,964   Illinois Tool Works, Inc. .........................        176,200
     6,281   ITT Corp. .........................................        349,286
    11,244   Jacobs Engineering Group, Inc. + ..................        610,662
    20,703   JB Hunt Transport Services, Inc. ..................        690,859
     8,426   Joy Global, Inc. ..................................        380,350
     9,366   Kansas City Southern + ............................        415,476
     7,008   L-3 Communications Holdings, Inc., Class 3 ........        689,027
     4,360   Lockheed Martin Corp. .............................        478,161
    11,940   Masco Corp. .......................................        214,204
     7,860   Norfolk Southern Corp. ............................        520,411
     2,097   Pitney Bowes, Inc. ................................         69,746
    22,588   Precision Castparts Corp. .........................      1,779,483
     7,100   Robert Half International, Inc. ...................        175,725
     7,538   Ryder System, Inc. ................................        467,356
    29,688   Southwest Airlines Co. ............................        430,773
    16,000   Stericycle, Inc. + ................................        942,560
    23,320   Sunpower Corp., Class A + .........................      1,654,088
       635   Sunpower Corp., Class B + .........................         43,869
    23,999   Union Pacific Corp. ...............................      1,707,769
    16,855   United Parcel Service, Inc., Class B ..............      1,060,011
    30,674   United Technologies Corp. .........................      1,842,280
                                                                   -------------
                                                                     32,051,783
                                                                   -------------

INFORMATION TECHNOLOGY -- 27.0%
   196,100   Activision Blizzard, Inc. + .......................      3,025,823
    74,128   Adobe Systems, Inc. + .............................      2,925,832
       339   Akamai Technologies, Inc. + .......................          5,912
    45,174   Altera Corp. ......................................        934,197
    38,354   Amphenol Corp., Class A ...........................      1,539,529
    33,010   Ansys, Inc. + .....................................      1,250,089
    57,772   Apple, Inc. + .....................................      6,566,365
     7,279   BMC Software, Inc. + ..............................        208,398
     8,817   Broadcom Corp., Class A + .........................        164,261
        49   Ciena Corp. + .....................................            494
   227,101   Cisco Systems, Inc. + .............................      5,123,399
       561   Citrix Systems, Inc. + ............................         14,171
   106,000   Cognizant Technology Solutions Corp., Class A + ...      2,419,980
       310   Compuware Corp. + .................................          3,004
    62,970   Corning, Inc. .....................................        984,851
     2,240   Cree, Inc. + ......................................         51,027
     2,317   Cypress Semiconductor Corp. + .....................         12,095
    23,125   Dell, Inc. + ......................................        381,100
        64   Diebold, Inc. .....................................          2,119
     1,877   Dolby Laboratories, Inc., Class A + ...............         66,052
    12,904   Electronic Arts, Inc. + ...........................        477,319
    23,600   EMC Corp. + .......................................        282,256
    26,661   Flir Systems, Inc. + ..............................      1,024,316
    11,592   Google, Inc., Class A + ...........................      4,642,828
    78,492   Hewlett-Packard Co. ...............................      3,629,470
     6,094   IAC/InterActive Corp. + ...........................        105,426
   265,060   Intel Corp. .......................................      4,964,573
    64,528   International Business Machines Corp. .............      7,547,194
        94   International Rectifier Corp. + ...................          1,788

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         -------------
INFORMATION TECHNOLOGY -- 27.0% (CONTINUED)
     8,653   Intuit, Inc. + ....................................   $    273,521
     6,564   JDS Uniphase Corp. + ..............................         55,531
    80,991   Juniper Networks, Inc. + ..........................      1,706,480
     5,970   Kla-Tencor Corp. ..................................        188,951
    12,355   Lam Research Corp. + ..............................        389,059
     4,194   Lexmark International, Inc., Class A + ............        136,599
    13,330   Linear Technology Corp. ...........................        408,698
    13,000   Mastercard, Inc., Class A .........................      2,305,290
     4,165   McAfee, Inc. + ....................................        141,443
     8,866   MEMC Electronic Materials, Inc. + .................        250,553
     9,476   Microchip Technology, Inc. ........................        278,879
   262,494   Microsoft Corp. ...................................      7,005,964
     5,731   NCR Corp. + .......................................        126,369
       110   NetApp, Inc. + ....................................          2,005
    10,135   Nvidia Corp. + ....................................        108,546
   168,467   Oracle Corp. + ....................................      3,421,565
   163,799   QUALCOMM, Inc. ....................................      7,038,443
    23,980   Research In Motion, Ltd. + ........................      1,637,834
       767   Silicon Laboratories, Inc. + ......................         23,547
         8   Sohu.com, Inc. + ..................................            446
    16,110   Symantec Corp. + ..................................        315,434
    33,096   Synopsys, Inc. + ..................................        660,265
     7,950   Teradata Corp. + ..................................        155,025
       101   Teradyne, Inc. + ..................................            789
    19,301   Texas Instruments, Inc. ...........................        414,971
     7,719   Trimble Navigation, Ltd. + ........................        199,613
     3,631   Varian Semiconductor Equipment
                Associates, Inc. + .............................         91,211
     1,218   WebMD Health Corp., Class A + (a) .................         36,223
     2,536   Western Digital Corp. + ...........................         54,068
    31,750   Western Union Co. (The) ...........................        783,273
     8,795   Xilinx, Inc. ......................................        206,243
    26,809   Yahoo!, Inc. + ....................................        463,796
     1,961   Zebra Technologies Corp., Class A + ...............         54,614
                                                                   -------------
                                                                     77,289,116
                                                                   -------------
MATERIALS -- 3.4%
     8,927   Ashland, Inc. .....................................        261,025
     3,150   CF Industries Holdings, Inc. ......................        288,099
     4,300   Ecolab, Inc. ......................................        208,636
    13,508   EI Du Pont de Nemours & Co. .......................        544,372
     6,221   FMC Corp. .........................................        319,697
       228   Freeport-McMoRan Copper & Gold, Inc. ..............         12,962
     7,559   International Flavors & Fragrances, Inc. ..........        298,278
    38,455   International Paper Co. ...........................      1,006,752
     8,465   MeadWestvaco Corp. ................................        197,319
    47,431   Monsanto Co. ......................................      4,694,721
     7,609   Newmont Mining Corp. ..............................        294,924
    10,500   Praxair, Inc. .....................................        753,271
     4,184   Sigma-Aldrich Corp. ...............................        219,325
       339   Steel Dynamics, Inc. ..............................          5,794
     2,800   Titanium Metals Corp. .............................         31,752
     7,265   Weyerhaeuser Co. ..................................        440,114
                                                                   -------------
                                                                      9,577,041
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.2%
    50,000   America Movil SAB de CV ADR, Ser L ................      2,318,000
     6,830   American Tower Corp., Class A + ...................        245,675
    18,600   AT&T, Inc. ........................................        519,312
     3,780   Millicom International Cellular SA ................        259,573
                                                                   -------------
                                                                      3,342,560
                                                                   -------------
UTILITIES -- 1.5%
    18,903   Energen Corp. .....................................        855,928
    34,563   Exelon Corp. ......................................      2,164,334
     5,900   FirstEnergy Corp. .................................        395,241
     6,225   FPL Group, Inc. ...................................        313,118

  Shares                                                               Value
----------                                                         -------------
UTILITIES -- 1.5% (CONTINUED)
       549   National Fuel Gas Co. .............................   $     23,157
     9,390   PPL Corp. .........................................        347,618
     7,050   Questar Corp. .....................................        288,486
                                                                   -------------
                                                                      4,387,882
                                                                   -------------
Total Common Stock (Cost $283,469,320)                              280,881,583
                                                                   -------------

EXCHANGE TRADED FUND -- 0.4%
     9,300   SPDR Trust Series 1 ...............................      1,078,707
                                                                   -------------

Total Exchange Traded Fund (Cost $1,050,791)                          1,078,707
                                                                   -------------
MONEY MARKET FUND -- 0.8%

 2,488,319   PNC Institutional Money Market Trust,
             1.490% (b)(c) .....................................      2,488,319
                                                                   -------------

Total Money Market Fund (Cost $2,488,319)                             2,488,319
                                                                   -------------

Total Investments -- 99.5%
(Cost $287,008,430) +++                                             284,448,609
Other Assets & Liabilities, Net -- 0.5%                               1,623,301
                                                                   -------------

NET ASSETS -- 100.0%                                               $286,071,910
                                                                   =============

ADR -- American Depositary Receipt
SPDR -- Standard and Poor's 500 Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) A partial position of this investment was purchased with proceeds from collateral received from securities on loan. At September 30, 2008, $230,890 of this investment represents the collateral received for securities on loan.

+++ At September 30, 2008, the tax basis cost of the Portfolio's investments was $287,008,430, and the unrealized appreciation and depreciation were $30,251,814 and $(32,811,635), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Large Company Value Portfolio                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         -------------
COMMON STOCK -- 97.5%

CONSUMER DISCRETIONARY -- 11.5%
     1,200   Advance Auto Parts, Inc. ..........................   $     47,592
     5,200   Autoliv, Inc. SDR .................................        175,500
     4,700   Comcast Corp. Special, Class A ....................         92,261
     5,800   Dress Barn, Inc. + ................................         88,682
    10,000   Exide Technologies + ..............................         73,800
    16,700   Foot Locker, Inc. .................................        269,872
    13,400   Home Depot, Inc. (The). ...........................        346,925
    11,025   J.C. Penney Co., Inc. .............................        367,574
     6,600   Kohl's Corp. + ....................................        304,128
       957   Liberty Media Corp. - Capital, Ser A + ............         12,805
    11,575   Lowe's Cos., Inc. .................................        274,212
     8,500   Magna International, Inc., Class A ................        435,115
    19,525   Mattel, Inc. ......................................        352,231
    10,300   McDonald's Corp. ..................................        635,510
     3,300   Pulte Homes, Inc. .................................         46,101
     7,800   Quiksilver, Inc. + ................................         44,772
     4,400   RadioShack Corp. ..................................         76,032
     1,300   Shiloh Industries, Inc. ...........................         10,985
     1,100   Snap-On, Inc. .....................................         57,926
       100   Stoneridge, Inc. + ................................          1,125
    21,833   Unifi, Inc. + .....................................        105,672
     1,000   VF Corp. ..........................................         77,310
     3,000   Walt Disney Co. (The) .............................         92,070
     6,400   Whirlpool Corp. ...................................        507,456
                                                                   ------------
                                                                      4,495,656
                                                                   ------------
CONSUMER STAPLES -- 10.5%
    28,900   Altria Group, Inc. ................................        573,376
       500   American Italian Pasta Co., Class A + .............          8,300
     7,212   Bunge, Ltd. .......................................        455,653
     4,100   CVS/Caremark Corp. ................................        138,006
     5,975   Kimberly-Clark Corp. ..............................        387,419
     9,450   Kraft Foods, Inc., Class A ........................        309,488
    11,300   Kroger Co. (The) ..................................        310,524
     1,300   Molson Coors Brewing Co., Class B .................         60,775
     3,959   Omega Protein Corp. + .............................         46,558
    29,206   Parlux Fragrances, Inc. + .........................        150,119
     3,700   Philip Morris International, Inc. .................        177,970
     9,300   Procter & Gamble Co. ..............................        648,117
    27,650   Sara Lee Corp. ....................................        349,220
     8,200   Wal-Mart Stores, Inc. .............................        491,098
                                                                   ------------
                                                                      4,106,623
                                                                   ------------
ENERGY -- 8.8%
     1,000   Apache Corp. ......................................        104,280
     7,000   BP PLC ADR. .......................................        351,190
     8,400   Chevron Corp. .....................................        692,832
     9,400   ConocoPhillips ....................................        688,550
    12,000   Exxon Mobil Corp. .................................        931,920
     1,300   Hess Corp. ........................................        106,704
     2,600   Noble Corp. .......................................        114,140
     1,300   Noble Energy, Inc. ................................         72,267
     2,000   Occidental Petroleum Corp. ........................        140,900
     2,450   Walter Industries, Inc. ...........................        116,253
       900   Whiting Petroleum Corp. + .........................         64,134
     3,200   Williams, Inc. ....................................         75,680
                                                                   ------------
                                                                      3,458,850
                                                                   ------------
FINANCIALS -- 26.4%
     1,100   ACE, Ltd. .........................................         59,543
    16,400   Allstate Corp. (The) ..............................        756,368
       900   Arch Capital Group, Ltd. + ........................         65,727
    27,025   Bank of America Corp. .............................        945,875
    15,650   Capital One Financial Corp. .......................        798,150
    44,575   Citigroup, Inc. ...................................        914,233

  Shares                                                               Value
----------                                                         -------------
FINANCIALS -- 26.4% (CONTINUED)
     8,575   Comerica, Inc. ....................................   $    281,174
    27,100   Discover Financial Services. ......................        374,522
    14,700   Fannie Mae. .......................................         22,491
    17,689   Fidelity National Financial, Inc., Class A ........        260,028
    23,675   Freddie Mac .......................................         40,484
     1,400   Interactive Brokers Group, Inc., Class A + ........         31,038
     4,100   Invesco, Ltd. .....................................         86,018
    30,000   JPMorgan Chase & Co. ..............................      1,400,999
     8,400   LaBranche & Co., Inc. + ...........................         37,800
     2,800   Life Partners Holdings, Inc. ......................        100,716
     5,600   Marsh & McLennan, Inc. ............................        177,856
     4,400   Marshall & Ilsley Corp. ...........................         88,660
     8,825   Morgan Stanley ....................................        202,975
     5,600   Nasdaq OMX Group (The) + ..........................        171,192
    78,546   National City Corp.(a). ...........................        137,456
    22,700   New York Community Bancorp, Inc. ..................        381,133
     9,200   State Street Corp. ................................        523,296
     5,100   SunTrust Banks, Inc. ..............................        229,449
     9,225   Torchmark Corp. ...................................        551,655
    16,200   Travelers Cos., Inc. (The) ........................        732,240
     2,525   UBS AG + ..........................................         44,289
     5,000   Unum Group ........................................        125,500
    35,150   Wachovia Corp. ....................................        123,025
     2,800   Wells Fargo & Co. .................................        105,084
    23,861   XL Capital, Ltd., Class A .........................        428,066
     3,200   Zions Bancorporation. .............................        123,840
                                                                   ------------
                                                                     10,320,882
                                                                   ------------
HEALTH CARE -- 13.0%
       900   Aetna, Inc. .......................................         32,499
    16,075   AmerisourceBergen Corp., Class A ..................        605,224
     6,500   Amgen, Inc. + .....................................        385,255
     5,400   Boston Scientific Corp. + .........................         66,258
    17,100   Bristol-Myers Squibb Co. ..........................        356,535
    20,505   Depomed, Inc. + ...................................         74,843
     8,000   Eli Lilly & Co. ...................................        352,240
     6,500   Invitrogen Corp. + ................................        245,700
    11,775   Johnson & Johnson .................................        815,772
    10,750   Merck & Co., Inc. .................................        339,270
    41,800   Pfizer, Inc. ......................................        770,792
    19,425   Schering-Plough Corp. .............................        358,780
     2,100   St. Jude Medical, Inc. + ..........................         91,329
     3,800   WellPoint, Inc. + .................................        177,726
    10,900   Wyeth. ............................................        402,646
                                                                   ------------
                                                                      5,074,869
                                                                   ------------
INDUSTRIALS -- 6.1%
     4,800   Allied Waste Industries, Inc. + ...................         53,328
     1,900   AMR Corp. + .......................................         18,658
     1,700   Argan, Inc. + .....................................         26,316
     1,800   CNH Global NV .....................................         39,672
     1,000   Cummins, Inc. .....................................         43,720
     5,300   Delta Air Lines, Inc. + ...........................         39,485
     4,700   General Dynamics Corp. ............................        346,014
     3,900   Hawaiian Holdings, Inc. + .........................         36,192
       100   Interline Brands, Inc. + ..........................          1,621
     3,625   L-3 Communications Holdings, Inc., Class 3 ........        356,410
       800   Norfolk Southern Corp. ............................         52,968
    10,125   Northrop Grumman Corp. ............................        612,967
     1,950   Parker Hannifin Corp. .............................        103,349
     1,034   PRG-Schultz International, Inc. + .................          9,265
     1,000   Ryder System, Inc. ................................         62,000
     1,300   SPX Corp. .........................................        100,100
       448   Tecumseh Products Co., Class A + ..................         11,218
       550   Tecumseh Products Co., Class B + ..................         12,337

Wilshire Mutual Funds
Large Company Value Portfolio                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         -------------
INDUSTRIALS -- 6.1% (CONTINUED)
     2,200   Terex Corp. + .....................................   $     67,144
     1,775   Tyco International, Ltd. ..........................         62,161
    10,400   UAL Corp. .........................................         91,416
     1,300   Union Pacific Corp. ...............................         92,508
     4,100   United Rentals, Inc. + ............................         62,484
     6,400   USA Truck, Inc. + .................................        102,080
                                                                   ------------
                                                                      2,403,413
                                                                   ------------
INFORMATION TECHNOLOGY -- 11.4%
    23,300   3Com Corp. + ......................................         54,289
     6,100   Adaptec, Inc. + ...................................         20,008
     7,125   Affiliated Computer Services, Inc., Class A + .....        360,739
   178,525   Alcatel-Lucent ADR ................................        685,536
    17,400   Amkor Technology, Inc. + ..........................        110,838
    25,800   CA, Inc. ..........................................        514,968
     3,800   Check Point Software Technologies + ...............         86,412
     4,400   Hewlett-Packard Co. ...............................        203,456
     2,100   International Business Machines Corp. .............        245,616
     8,421   Lexmark International, Inc., Class A + ............        274,272
    25,550   Microsoft Corp. ...................................        681,929
    48,875   Motorola, Inc. ....................................        348,968
    38,789   OpenTV Corp., Class A + ...........................         54,692
     4,000   PC Connection, Inc. + .............................         26,760
     6,100   QLogic Corp. + ....................................         93,696
     1,900   TeleCommunication Systems, Inc., Class A + ........         13,129
     2,800   TTM Technologies, Inc. + ..........................         27,776
     8,975   Tyco Electronics, Ltd. ............................        248,249
     3,200   United Online, Inc. ...............................         30,112
     5,500   Visa, Inc, Class A ................................        337,645
     2,300   Western Union Co. (The) ...........................         56,741
                                                                   ------------
                                                                      4,475,831
                                                                   ------------
MATERIALS -- 3.6%
     3,600   CF Industries Holdings, Inc. ......................        329,256
     1,700   Crown Holdings, Inc. + ............................         37,757
       100   Eastman Chemical Co. ..............................          5,506
     1,700   EI Du Pont de Nemours & Co. .......................         68,510
     3,500   Freeport-McMoRan Copper & Gold, Inc. ..............        198,975
       411   Innophos Holdings, Inc. ...........................         10,020
     4,100   International Paper Co. ...........................        107,338
     3,200   KapStone Paper and Packaging Corp. + ..............         20,320
     3,100   Mosaic Co. (The) ..................................        210,862
     1,600   Nucor Corp. .......................................         63,200
     2,800   Terra Industries, Inc. ............................         82,320
     3,500   United States Steel Corp. .........................        271,635
                                                                   ------------
                                                                      1,405,699
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.7%
    29,200   AT&T, Inc. ........................................        815,264
     1,700   NII Holdings, Inc. + ..............................         64,464
     5,700   Verizon Communications, Inc. ......................        182,913
                                                                   ------------
                                                                      1,062,641
                                                                   ------------
UTILITIES -- 3.5%
     4,700   American Electric Power Co., Inc. .................        174,041
    11,200   Mirant Corp. + ....................................        204,848
     5,600   Northeast Utilities ...............................        143,640
     2,400   NRG Energy, Inc. + ................................         59,400
     6,650   Sempra Energy .....................................        335,626
    30,200   Star Gas Partners, LP + ...........................         67,044

  Shares                                                               Value
----------                                                         -------------
UTILITIES -- 3.5% (CONTINUED)
     8,275   Wisconsin Energy Corp. ............................   $    371,547
                                                                   ------------
                                                                      1,356,146
                                                                   ------------
Total Common Stock (Cost $43,223,988)                                38,160,610
                                                                   ------------
MONEY MARKET FUND - 2.8%

 1,096,954   PNC Institutional Money Market Trust, 1.490%
             (b)(c) ............................................      1,096,954
                                                                   ------------
Total Money Market Fund
(Cost $1,096,954)                                                     1,096,954
                                                                   ------------

Total Investments -- 100.3%+++
(Cost $44,320,942)                                                   39,257,564
Other Assets & Liabilities, Net -- (0.3)%                              (109,500)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 39,148,064
                                                                   ============

ADR -- American Depositary Receipt
SDR -- Swedish Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) A partial position of this investment was purchased with proceeds from collateral received from securities on loan. At September 30, 2008, $119,354 of this investment represents the collateral received for securities on loan.

+++ At September 30, 2008, the tax basis cost of the Portfolio's investments was $44,320,942, and the unrealized appreciation and depreciation were $2,401,765 and $(7,465,143), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Small Company Growth Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         ------------
COMMON STOCK -- 124.7%

CONSUMER DISCRETIONARY -- 8.3%
       175   Aaron Rents, Inc. .................................   $      4,737
       550   Aeropostale, Inc. + ...............................         17,661
       857   American Public Education, Inc. + .................         41,375
       250   Bally Technologies, Inc. + ........................          7,570
       175   Blue Nile, Inc. + (a) .............................          7,502
     2,060   Capella Education Co. + ...........................         88,291
       170   Coinstar, Inc. + ..................................          5,440
       875   Corinthian Colleges, Inc. + .......................         13,125
       430   DeVry, Inc. .......................................         21,302
       400   Exide Technologies + ..............................          2,952
       125   Matthews International Corp., Class A .............          6,343
       987   NetFlix, Inc. + ...................................         30,479
       163   Overstock.com, Inc. + .............................          3,229
       411   Peet's Coffee & Tea, Inc. + .......................         11,474
       325   Pre-Paid Legal Services, Inc. + ...................         13,410
       300   Red Robin Gourmet Burgers, Inc. + .................          8,040
       125   Scientific Games Corp., Class A + .................          2,878
        15   Shuffle Master, Inc. + ............................             76
       525   Smith & Wesson Holding Corp. + ....................          1,964
     2,025   Sotheby's .........................................         40,622
        50   Spartan Motors, Inc. ..............................            159
       712   Stamps.com, Inc. + ................................          8,309
     2,660   Steven Madden, Ltd. + .............................         65,915
       661   Strayer Education, Inc. ...........................        132,371
        50   Texas Roadhouse, Inc., Class A + ..................            450
       175   Universal Electronics, Inc. + .....................          4,372
     3,177   Warnaco Group, Inc. (The) + .......................        143,886
       275   Wonder Auto Technology, Inc. + ....................          1,763
                                                                   ------------
                                                                        685,695
                                                                   ------------
CONSUMER STAPLES -- 0.8%
     1,300   American Oriental Bioengineering, Inc. + ..........          8,436
        75   Chattem, Inc. + ...................................          5,864
       250   Corn Products International, Inc. .................          8,070
        75   Green Mountain Coffee Roasters, Inc. + ............          2,951
       350   Universal Corp. ...................................         17,182
       550   USANA Health Sciences, Inc. + .....................         22,544
                                                                   ------------
                                                                         65,047
                                                                   ------------
ENERGY -- 18.8%
       100   Approach Resources, Inc. + ........................          1,446
     2,635   Arena Resources, Inc. + ...........................        102,369
       867   ATP Oil & Gas Corp. + .............................         15,441
     5,575   Atwood Oceanics, Inc. + ...........................        202,929
       125   Bill Barrett Corp. + ..............................          4,014
     9,774   Brigham Exploration Co. + .........................        107,415
        50   Cano Petroleum, Inc. + ............................            116
     2,190   CARBO Ceramics, Inc. ..............................        113,026
       850   Carrizo Oil & Gas, Inc. + .........................         30,830
       475   Comstock Resources, Inc. + ........................         23,774
        75   Contango Oil & Gas Co. + ..........................          4,049
     2,380   Dawson Geophysical Co. + ..........................        111,122
       175   Delta Petroleum Corp. + ...........................          2,377
     3,850   Dril-Quip, Inc. + .................................        167,051
     5,725   Endeavour International Corp. + ...................          7,557
        25   ENGlobal Corp. + ..................................            332
     8,456   EXCO Resources, Inc. + ............................        138,001
       225   FX Energy, Inc. + .................................          1,674
       675   GMX Resources, Inc. + .............................         32,265
     1,490   Goodrich Petroleum Corp. + ........................         64,949
     1,475   Gran Tierra Energy, Inc. + ........................          5,472
        50   Gulf Island Fabrication, Inc. .....................          1,724

  Shares                                                              Value
----------                                                         ------------
ENERGY -- 18.8% (CONTINUED)
     1,400   Gulfport Energy Corp. + ...........................   $     14,070
       100   Hercules Offshore, Inc. + .........................          1,516
       350   International Coal Group, Inc. + ..................          2,184
       250   Lufkin Industries, Inc. ...........................         19,838
       175   Matrix Service Co. + ..............................          3,343
     1,825   McMoRan Exploration Co. + .........................         43,143
     1,175   Meridian Resource Corp. + .........................          2,162
       472   NATCO Group, Inc., Class A + ......................         18,965
       100   Natural Gas Services Group, Inc. + ................          1,747
       925   Parallel Petroleum Corp. + ........................          8,714
        50   Parker Drilling Co. + .............................            401
     1,952   PetroHawk Energy Corp. + ..........................         42,222
       250   Petroleum Development Corp. + .....................         11,093
     6,450   Petroquest Energy, Inc. + .........................         99,007
       175   Quest Resource Corp. + ............................            466
     3,495   Rosetta Resources, Inc. + .........................         64,168
       184   Smith International, Inc. .........................         10,790
        98   Stone Energy Corp. + ..............................          4,148
       400   Superior Well Services, Inc. + ....................         10,124
       300   Swift Energy Co. + ................................         11,607
       225   TXCO Resources, Inc. + ............................          2,259
     3,250   Vaalco Energy, Inc. + .............................         22,230
        50   Venoco, Inc. + ....................................            650
       776   Warren Resources, Inc. + ..........................          7,744
        75   Whiting Petroleum Corp. + .........................          5,345
                                                                   ------------
                                                                      1,545,869
                                                                   ------------
FINANCIALS -- 4.5%
        50   Anworth Mortgage Asset Corp. ......................            296
       400   FCStone Group, Inc. + .............................          7,196
     1,350   Financial Federal Corp. ...........................         30,942
     1,175   First Niagara Financial Group, Inc. ...............         18,506
       300   Hancock Holding Co. ...............................         15,300
       200   Investment Technology Group, Inc. + ...............          6,086
     2,200   Nationwide Health Properties, Inc. ................         79,156
       225   optionsXpress Holdings, Inc. ......................          4,370
       175   Penson Worldwide, Inc. + ..........................          2,427
       175   Pico Holdings, Inc. + .............................          6,284
       350   Prospect Capital Corp. ............................          4,484
       225   Provident Financial Services, Inc. ................          3,715
       350   Senior Housing Properties Trust ...................          8,341
       575   Sterling Bancshares, Inc. .........................          6,009
     1,770   SVB Financial Group + .............................        102,518
     1,475   SWS Group, Inc. ...................................         29,735
     2,519   Trustco Bank Corp. ................................         29,497
       175   U.S. Global Investors, Inc., Class A ..............          1,759
       250   Westamerica Bancorporation ........................         14,383
                                                                   ------------
                                                                        371,004
                                                                   ------------
HEALTH CARE -- 34.0%
       525   Abaxis, Inc. + ....................................         10,343
        50   Acadia Pharmaceuticals, Inc. + ....................            134
       450   Affymetrix, Inc. + ................................          3,483
       200   Air Methods Corp. + ...............................          5,662
       875   Albany Molecular Research, Inc. + .................         15,829
     1,050   Alexion Pharmaceuticals, Inc. + ...................         41,265
     1,650   Alexza Pharmaceuticals, Inc. + ....................          8,151
       125   Align Technology, Inc. + ..........................          1,354
        50   Alkermes, Inc. + ..................................            665
     2,175   Allos Therapeutics, Inc. + ........................         16,117
       592   Allscripts-Misys Healthcare Solutions, Inc. + .....          7,364
       125   AMAG Pharmaceuticals, Inc. + ......................          4,841
       524   Amedisys, Inc. + ..................................         25,503

Wilshire Mutual Funds
Small Company Growth Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                         ------------
HEALTH CARE -- 34.0% (CONTINUED)
       700   American Medical Systems Holdings, Inc. + .........   $     12,432
       225   Amsurg Corp., Class A + ...........................          5,731
       300   Angiodynamics, Inc. + .............................          4,740
     1,175   Arena Pharmaceuticals, Inc. + .....................          5,875
     1,750   Arqule, Inc. + ....................................          5,635
       925   Array Biopharma, Inc. + ...........................          7,104
       350   Arthrocare Corp. + ................................          9,702
       700   Bio-Reference Labs, Inc. + ........................         20,230
       380   Bruker Corp. + ....................................          5,065
        10   Cambrex Corp. + ...................................             62
     1,100   Cell Genesys, Inc. + ..............................            649
       125   Centene Corp. + ...................................          2,564
       625   Chemed Corp. ......................................         25,663
       700   Columbia Laboratories, Inc. + .....................          1,834
       425   Conmed Corp. + ....................................         13,600
       375   Corvel Corp. + ....................................         10,729
       650   CryoLife, Inc. + ..................................          8,528
     1,475   Cubist Pharmaceuticals, Inc. + ....................         32,789
     2,376   Cyberonics, Inc. + ................................         40,391
       350   Cynosure, Inc., Class A + .........................          6,279
     2,225   Cypress Bioscience, Inc. + ........................         16,354
       550   Dionex Corp. + ....................................         34,953
     2,950   Discovery Laboratories, Inc. + ....................          5,517
       842   Eclipsys Corp. + ..................................         17,640
     1,650   Enzo Biochem, Inc. + ..............................         18,117
       576   eResearchTechnology, Inc. + .......................          6,860
       650   Genoptix, Inc. + ..................................         21,236
     2,410   Gen-Probe, Inc. + .................................        127,850
       525   Geron Corp. + .....................................          2,074
        50   GTx, Inc. + .......................................            951
       250   Haemonetics Corp. + ...............................         15,430
       400   Healthways, Inc. + ................................          6,452
     7,050   HMS Holdings Corp. + ..............................        168,917
     1,920   Hologic, Inc. + ...................................         37,114
     3,980   Icon PLC ADR + ....................................        152,235
       250   ICU Medical, Inc. + ...............................          7,603
     5,840   Immucor, Inc. + ...................................        186,645
     1,525   Immunomedics, Inc. + ..............................          2,715
       400   Inspire Pharmaceuticals, Inc. + ...................          1,428
       425   Integra LifeSciences Holdings Corp. + .............         18,713
       600   inVentiv Health, Inc. + ...........................         10,596
        29   Isis Pharmaceuticals, Inc. + ......................            490
     2,109   Javelin Pharmaceuticals, Inc. + ...................          5,483
       775   Kendle International, Inc. + ......................         34,650
       125   Landauer, Inc. ....................................          9,094
       950   LHC Group, Inc. + .................................         27,056
     1,425   Martek Biosciences Corp. ..........................         44,773
     5,870   Masimo Corp. + ....................................        218,363
       350   Medarex, Inc. + ...................................          2,265
     1,300   Medicines Co. (The) + .............................         30,186
     1,300   Medicis Pharmaceutical Corp., Class A .............         19,383
     1,250   Mentor Corp. ......................................         29,825
     1,650   Meridian Bioscience, Inc. .........................         47,915
     1,175   Merit Medical Systems, Inc. + .....................         22,055
       215   Molina Healthcare, Inc. + .........................          6,665
     1,100   Momenta Pharmaceuticals, Inc. + ...................         14,421
     8,730   Natus Medical, Inc. + .............................        197,821
       322   Neurocrine Biosciences, Inc. + ....................          1,510
     1,700   Nighthawk Radiology Holdings, Inc. + ..............         12,274
     2,050   Noven Pharmaceuticals, Inc. + .....................         23,944
     1,100   Obagi Medical Products, Inc. + ....................         10,978
        50   Odyssey HealthCare, Inc. + ........................            508
       551   Omnicell, Inc. + ..................................          7,246

  Shares                                                              Value
----------                                                         ------------
HEALTH CARE -- 34.0% (CONTINUED)
       400   Omrix Biopharmaceuticals, Inc. + ..................   $      7,176
       350   Onyx Pharmaceuticals, Inc. + ......................         12,663
        50   Orthofix International NV + .......................            932
     1,742   OSI Pharmaceuticals, Inc. + .......................         85,862
       925   Pain Therapeutics, Inc. + .........................          9,037
       525   Palomar Medical Technologies, Inc. + ..............          7,067
       450   Par Pharmaceutical Cos., Inc. + ...................          5,531
       300   Parexel International Corp. + .....................          8,598
     1,100   PDL BioPharma, Inc. ...............................         10,241
     2,070   Pediatrix Medical Group, Inc. + ...................        111,613
     1,201   Perrigo Co. .......................................         46,190
       750   PharmaNet Development Group, Inc. + ...............          5,415
     7,590   Phase Forward, Inc. + .............................        158,707
        50   Progenics Pharmaceuticals, Inc. + .................            666
     2,528   Psychiatric Solutions, Inc. + .....................         95,937
     1,525   Questcor Pharmaceuticals, Inc. + ..................         11,209
     1,350   Quidel Corp. + ....................................         22,154
       825   Regeneron Pharmaceuticals, Inc. + .................         18,010
        46   Rigel Pharmaceuticals, Inc. + .....................          1,074
     1,050   Savient Pharmaceuticals, Inc. + ...................         15,656
       650   Sirona Dental Systems, Inc. + .....................         15,132
       250   SonoSite, Inc. + ..................................          7,850
        50   Spectranetics Corp. + .............................            232
       525   STERIS Corp. ......................................         19,730
       175   Symmetry Medical, Inc. + ..........................          3,248
       450   United Therapeutics Corp. + .......................         47,326
       875   Valeant Pharmaceuticals International + ...........         17,911
       600   Varian, Inc. + ....................................         25,740
        50   Viropharma, Inc. + ................................            656
        75   West Pharmaceutical Services, Inc. ................          3,662
       300   Wright Medical Group, Inc. + ......................          9,132
       475   Zoll Medical Corp. + ..............................         15,542
       400   Zymogenetics, Inc. + ..............................          2,664
                                                                   ------------
                                                                      2,789,181
                                                                   ------------
INDUSTRIALS -- 24.6%
       230   AAR Corp. + .......................................          3,816
       625   Actuant Corp., Class A ............................         15,775
       675   Administaff, Inc. .................................         18,374
     2,000   Advanced Battery Technologies, Inc. + .............          6,460
       300   Advisory Board Co. (The) + ........................          9,048
        50   American Commercial Lines, Inc. + .................            532
       300   American Ecology Corp. ............................          8,301
       300   Astec Industries, Inc. + ..........................          9,249
        75   Axsys Technologies, Inc. + ........................          4,421
       175   Badger Meter, Inc. ................................          8,216
       725   Brady Corp., Class A ..............................         25,578
     2,314   Briggs & Stratton Corp. ...........................         37,441
       175   Ceradyne, Inc. + ..................................          6,416
       675   Clean Harbors, Inc. + .............................         45,596
       175   Columbus McKinnon Corp. + .........................          4,125
        50   Comfort Systems USA, Inc. .........................            668
     7,520   Cornell, Inc. + ...................................        204,393
     1,510   Corrections Corp. of America + ....................         37,524
       375   CRA International, Inc. + .........................         10,305
        50   Cubic Corp. .......................................          1,230
       750   Dycom Industries, Inc. + ..........................          9,765
       450   Eagle Bulk Shipping, Inc. .........................          6,273
       425   Energy Conversion Devices, Inc. + .................         24,756
       229   EnerNOC, Inc. + ...................................          2,368
     4,590   EnerSys + .........................................         90,469
       875   Ennis, Inc. .......................................         13,528
       257   Equifax, Inc. .....................................          8,854
     1,108   ESCO Technologies, Inc. + .........................         53,372

Wilshire Mutual Funds
Small Company Growth Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  SHARES                                                               VALUE
----------                                                         ------------
INDUSTRIALS -- 24.6% (CONTINUED)
       497   Flow International Corp. + ........................   $      2,525
       300   Forward Air Corp. .................................          8,169
       215   Franklin Electric Co., Inc. .......................          9,578
       675   FTI Consulting, Inc. + ............................         48,761
       425   Genco Shipping & Trading, Ltd. ....................         14,127
     1,718   GenCorp, Inc. + ...................................         11,579
     1,462   Genessee & Wyoming, Inc., Class A + ...............         54,854
     6,098   Geo Group, Inc. (The) + ...........................        123,240
     1,225   GrafTech International, Ltd. + ....................         18,510
       167   Graham Corp. ......................................          9,035
       245   II-VI, Inc. + .....................................          9,472
       489   Kaman Corp. .......................................         13,927
       175   Knight Transportation, Inc. .......................          2,970
        50   Ladish Co., Inc. + ................................          1,013
     1,000   Layne Christensen Co. + ...........................         35,430
     4,590   LMI Aerospace, Inc. + .............................         92,304
     1,001   Lydall, Inc. + ....................................          9,640
       533   Marten Transport, Ltd. + ..........................         10,399
        50   Medis Technologies, Ltd. + ........................             90
     1,253   Middleby Corp. + ..................................         68,050
       950   Mine Safety Appliances Co. ........................         36,214
        50   Navigant Consulting, Inc. + .......................            995
        75   Nordson Corp. .....................................          3,683
       700   Old Dominion Freight Line Inc. + ..................         19,838
       175   Resources Connection, Inc. + ......................          3,943
     5,251   Ritchie Bros. Auctioneers, Inc. ...................        122,662
       125   Robbins & Myers, Inc. .............................          3,866
     1,341   Rollins, Inc. .....................................         25,452
     1,100   Standard Register Co. (The) .......................         10,835
       175   Sun Hydraulics Corp. ..............................          4,557
       137   Sunpower Corp., Class B + .........................          9,467
       500   Sunpower Corp., Class A + .........................         35,465
       350   Taser International, Inc. + .......................          2,503
       250   Team, Inc. + ......................................          9,030
       350   Teledyne Technologies, Inc. + .....................         20,005
        43   Tetra Tech, Inc. + ................................          1,035
       526   Titan International, Inc. .........................         11,214
        50   TransDigm Group, Inc. + ...........................          1,712
       875   Tredegar Corp. ....................................         15,566
     1,160   Triumph Group, Inc. ...............................         53,023
       580   TrueBlue, Inc. + ..................................          9,373
       561   United Stationers, Inc. + .........................         26,833
     6,453   Wabtec Corp. ......................................        330,587
       800   Watson Wyatt Worldwide, Inc., Class A .............         39,784
       600   Werner Enterprises, Inc. ..........................         13,026
                                                                   ------------
                                                                      2,021,194
                                                                   ------------
INFORMATION TECHNOLOGY -- 27.3%
        50   ACI Worldwide, Inc. + .............................            876
       925   Actuate Corp. + ...................................          3,238
     1,104   Advanced Analogic Technologies, Inc. + ............          5,134
       200   Anixter International, Inc. + .....................         11,902
       175   Ansys, Inc. + .....................................          6,627
     2,994   Art Technology Group, Inc. + ......................         10,539
       600   ATMI, Inc. + ......................................         10,788
       300   Avid Technology, Inc. + ...........................          7,218
        50   Avocent Corp. + ...................................          1,023
       425   Bankrate, Inc. + ..................................         16,537
        75   Benchmark Electronics, Inc. + .....................          1,056
     3,930   Blackboard, Inc. + ................................        158,339
       450   Blue Coat Systems, Inc. + .........................          6,386
        40   Brooks Automation, Inc. + .........................            334
       320   Cabot Microelectronics Corp. + ....................         10,266
       675   CACI International, Inc., Class A + ...............         33,818

  SHARES                                                               VALUE
----------                                                         ------------
INFORMATION TECHNOLOGY -- 27.3% (CONTINUED)
       825   Checkpoint Systems, Inc. + ........................   $     15,526
       650   Cirrus Logic, Inc. + ..............................          3,543
        30   Cogent, Inc. + ....................................            307
       350   Cognex Corp. ......................................          7,056
        50   Cogo Group, Inc. + ................................            264
       556   CSG Systems International, Inc. + .................          9,747
       553   CTS Corp. .........................................          7,067
     2,382   Cybersource Corp. + ...............................         38,374
       625   Cymer, Inc. + .....................................         15,831
       300   Cypress Semiconductor Corp. + .....................          1,566
       475   Daktronics, Inc. ..................................          7,914
       815   Digital River, Inc. + .............................         26,405
     7,100   Double-Take Software, Inc. + ......................         70,645
       525   Earthlink, Inc. + .................................          4,463
       475   Emulex Corp. + ....................................          5,068
        63   Factset Research Systems, Inc. ....................          3,292
        50   FARO Technologies, Inc. + .........................          1,019
       300   FEI Co. + .........................................          7,143
     2,201   Flir Systems, Inc. + ..............................         84,561
        50   GSI Commerce, Inc. + ..............................            774
       100   Harmonic, Inc. + ..................................            845
       175   Hittite Microwave Corp. + .........................          5,880
     6,060   Informatica Corp. + ...............................         78,719
       992   Integral Systems, Inc. ............................         20,604
       272   InterDigital, Inc. + ..............................          6,541
     1,200   Intermec, Inc. + ..................................         23,568
     1,047   Internap Network Services Corp. + .................          3,644
       125   IPG Photonics Corp. + .............................          2,439
        75   Itron, Inc. + .....................................          6,640
       675   j2 Global Communications, Inc. + ..................         15,761
        50   Knot, Inc. (The) + ................................            418
       200   Littelfuse, Inc. + ................................          5,946
       650   LoopNet, Inc. + ...................................          6,390
       972   Macrovision Solutions Corp. + .....................         14,949
       650   Manhattan Associates, Inc. + ......................         14,521
       800   Mantech International Corp., Class A + ............         47,431
        50   Marchex, Inc., Class B ............................            515
     3,801   Micros Systems, Inc. + ............................        101,334
     5,360   Microsemi Corp. + .................................        136,572
       475   MicroStrategy, Inc., Class A + ....................         28,277
         3   Microtune, Inc. + .................................              8
       850   MIPS Technologies, Inc., Class A + ................          2,984
       100   ModusLink Global Solutions, Inc. + ................            961
     7,850   Monolithic Power Systems, Inc. + ..................        136,355
       538   Multi-Fineline Electronix, Inc. + .................          7,957
       328   Netgear, Inc. + ...................................          4,920
     5,461   Netlogic Microsystems, Inc. + (a) .................        165,140
        50   Netscout Systems, Inc. + ..........................            532
       100   Neutral Tandem, Inc. + ............................          1,854
     5,134   Nice Systems, Ltd. ADR + ..........................        139,849
       360   Nuance Communications, Inc. + .....................          4,388
       288   Omniture, Inc. + ..................................          5,288
        36   Omnivision Technologies, Inc. + ...................            411
        50   Perficient, Inc. + ................................            332
       488   Perot Systems Corp., Class A + ....................          8,467
       175   Plexus Corp. + ....................................          3,623
        50   PLX Technology, Inc. + ............................            256
        20   PMC - Sierra, Inc. + ..............................            148
       925   Presstek, Inc. + ..................................          5,217
       385   Progress Software Corp. + .........................         10,006
     2,280   Quality Systems, Inc. .............................         96,353
     8,483   Rackspace Hosting, Inc. + .........................         82,878
       805   RightNow Technologies, Inc. + .....................         10,119
        50   Riverbed Technology, Inc. + .......................            626

Wilshire Mutual Funds
Small Company Growth Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  SHARES                                                               VALUE
----------                                                         ------------
INFORMATION TECHNOLOGY -- 27.3% (CONTINUED)
       350   Rogers Corp. + ....................................   $     12,942
        42   Silicon Image, Inc. + .............................            224
     3,238   Skyworks Solutions, Inc. + ........................         27,070
        80   Sohu.com, Inc. + ..................................          4,460
       525   Sonic Solutions, Inc. + ...........................          2,310
        51   Sonus Networks, Inc. + ............................            147
       350   SPSS, Inc. + ......................................         10,276
       225   Standard Microsystems Corp. + .....................          5,621
       175   Starent Networks Corp. + ..........................          2,265
       525   Sybase, Inc. + ....................................         16,076
        50   Symyx Technologies + ..............................            496
     1,046   Synaptics, Inc. + .................................         31,610
       225   SYNNEX Corp. + ....................................          5,027
       225   Syntel, Inc. ......................................          5,513
        16   Tekelec + .........................................            224
     1,625   TeleTech Holdings, Inc. + .........................         20,215
        50   Terremark Worldwide, Inc. + .......................            344
       650   Tessera Technologies, Inc. + ......................         10,621
       100   Trident Microsystems, Inc. + ......................            240
        50   TTM Technologies, Inc. + ..........................            496
       650   Tyler Technologies, Inc. + ........................          9,861
        50   Ultratech, Inc. + .................................            605
       350   United Online, Inc. ...............................          3,294
       710   Vasco Data Security International, Inc. + .........          7,356
       690   Veeco Instruments, Inc. + .........................         10,219
        50   Vignette Corp. + ..................................            537
       605   VistaPrint, Ltd. + ................................         19,868
     3,715   Vocus, Inc. + .....................................        126,160
       747   Volterra Semiconductor Corp. + ....................          9,509
       506   Websense, Inc. + ..................................         11,309
     8,500   Yucheng Technologies, Ltd. + ......................         86,274
        96   Zoran Corp. + .....................................            783
                                                                   ------------
                                                                      2,246,264
                                                                   ------------
MATERIALS -- 2.2%
        50   American Vanguard Corp. ...........................            754
       325   Arch Chemicals, Inc. ..............................         11,473
       245   CF Industries Holdings, Inc. ......................         22,407
     1,050   Compass Minerals International, Inc. ..............         55,010
       303   Flotek Industries, Inc. + .........................          3,333
     1,330   Haynes International, Inc. + ......................         62,283
       550   HB Fuller Co. .....................................         11,479
        16   Hecla Mining Co. + ................................             75
       550   RTI International Metals, Inc. + ..................         10,758
                                                                   ------------
                                                                        177,572
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.9%
       425   Cbeyond, Inc. + ...................................          6,116
     1,751   Cincinnati Bell, Inc. + ...........................          5,411
    11,913   Syniverse Holdings, Inc. + ........................        197,875
     2,586   tw telecom, Inc., Class A + .......................         26,868
        50   USA Mobility, Inc. ................................            550
                                                                   ------------
                                                                        236,820
                                                                   ------------
UTILITIES -- 1.3%
       550   Allete, Inc. ......................................         24,475
       363   Black Hills Corp. .................................         11,278
     1,264   ITC Holdings Corp. ................................         65,438
       125   Ormat Technologies, Inc. ..........................          4,541
                                                                   ------------
                                                                        105,732
                                                                   ------------
Total Common Stock (Cost $10,070,115)                                10,244,378
                                                                   ------------

  SHARES                                                               VALUE
----------                                                         ------------
PREFERRED STOCK -- 0.1%

HEALTH CARE -- 0.1%
        29   Inverness Medical Innovations, Inc. ...............   $      5,450
                                                                   ------------

Total Preferred Stock (Cost $4,067)                                       5,450
                                                                   ------------

MONEY MARKET FUND -- 0.5%
    39,890   PNC Institutional Money Market Trust,
                1.490% (b)(c) ..................................         39,890
                                                                   ------------

Total Money Market Fund (Cost $39,890)                                   39,890
                                                                   ------------
Total Investments -- 125.3%
(Cost $10,114,072) +++                                               10,289,718
Other Assets & Liabilities, Net -- (25.3)%                           (2,077,887)
                                                                   ------------
NET ASSETS -- 100.0%                                               $  8,211,831
                                                                   ============

ADR -- American Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan.

+++ At September 30, 2008, the tax basis cost of the Portfolio's investments was $10,114,072, and the unrealized appreciation and depreciation were $1,328,081 and $(1,152,435), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Small Company Value Portfolio                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
COMMON STOCK -- 98.3%

CONSUMER DISCRETIONARY -- 9.2%
     3,700   Aaron Rents, Inc. ................................   $     100,159
       900   ATC Technology Corp. + ...........................          21,366
     2,000   Blockbuster, Inc., Class A + .....................           4,100
       500   Blue Nile, Inc. + (a)  ...........................          21,435
     4,600   Bob Evans Farms, Inc. ............................         125,534
     1,800   Build-A-Bear Workshop, Inc., Class A + ...........          13,104
     4,000   Cache, Inc. + ....................................          27,480
     1,600   Casual Male Retail Group, Inc. + .................           6,288
     4,800   Cato Corp. (The), Class A ........................          84,240
     2,900   Charlotte Russe Holding, Inc. + ..................          29,725
     4,600   Christopher & Banks Corp. ........................          35,282
       200   Churchill Downs, Inc. ............................           9,796
       444   Coinstar, Inc. + .................................          14,208
       800   Cooper Tire & Rubber Co. .........................           6,880
       200   DeVry, Inc. ......................................           9,908
     1,500   Dress Barn, Inc. + ...............................          22,935
       300   Ethan Allen Interiors, Inc. ......................           8,406
       500   Finish Line (The), Class A .......................           4,995
     1,453   Fossil, Inc. + ...................................          41,018
       200   Fuel Systems Solutions, Inc. + ...................           6,890
       700   Genesco, Inc. + ..................................          23,436
     8,000   Golfsmith International Holdings, Inc. + .........          21,360
     2,900   Gray Television, Inc. ............................           4,988
       400   Helen of Troy, Ltd. + ............................           9,108
     5,650   Hooker Furniture Corp. ...........................         100,288
     1,900   HOT Topic, Inc. + ................................          12,559
     1,100   Iconix Brand Group, Inc. + .......................          14,388
       250   Interactive Data Corp. ...........................           6,305
     2,100   Jackson Hewitt Tax Service, Inc. .................          32,214
       200   Jakks Pacific, Inc. + ............................           4,982
       400   Maidenform Brands, Inc. + ........................           5,804
     1,200   Men's Wearhouse, Inc. (The) ......................          25,488
       200   Morningstar, Inc. + ..............................          11,094
       700   NetFlix, Inc. + (a) ..............................          21,616
     2,100   New York & Co., Inc. + ...........................          20,034
       500   NutriSystem, Inc. ................................           8,860
       900   Orbitz Worldwide, Inc. + .........................           5,283
    24,850   Pacific Sunwear of California + ..................         167,240
       505   Peet's Coffee & Tea, Inc. + ......................          14,100
     1,900   Rent-A-Center, Inc., Class A + ...................          42,332
     9,802   RH Donnelley Corp. + (a) .........................          19,506
     1,600   Sotheby's ........................................          32,096
     1,100   Stage Stores, Inc. ...............................          15,026
     1,541   Stamps.com, Inc. + ...............................          17,983
       800   Steven Madden, Ltd. + ............................          19,824
       100   Strayer Education, Inc. ..........................          20,026
     1,200   Systemax, Inc. ...................................          16,872
       300   True Religion Apparel, Inc. + ....................           7,755
     3,100   Tuesday Morning Corp. ............................          12,803
       700   Tupperware Brands Corp. ..........................          19,341
     4,400   Tween Brands, Inc. + .............................          43,076
       100   Wolverine World Wide, Inc. .......................           2,646
                                                                  -------------
                                                                      1,372,182
                                                                  -------------
CONSUMER STAPLES -- 3.8%
       350   Andersons, Inc. (The) ............................          12,327
     2,750   Casey's General Stores, Inc. .....................          82,968
     2,300   Central Garden and Pet Co., Class A + ............          13,685
       100   Chattem, Inc. + ..................................           7,818
     1,248   Corn Products International, Inc. ................          40,285
     3,950   Elizabeth Arden, Inc. + ..........................          77,539
     1,500   Prestige Brands Holdings, Inc. + .................          13,320
       600   Ralcorp Holdings, Inc. + .........................          40,446
     4,527   Smithfield Foods, Inc. + .........................          71,889

  Shares                                                               Value
----------                                                        -------------
CONSUMER STAPLES -- 3.8% (CONTINUED)
     1,322   Universal Corp. ..................................   $      64,897
     3,950   WD-40 Co. ........................................         141,923
                                                                  -------------
                                                                        567,097
                                                                  -------------
ENERGY -- 5.6%
     9,100   Acergy SA ADR ....................................          91,546
     4,625   Approach Resources, Inc. + .......................          66,878
     1,100   Arena Resources, Inc. + ..........................          42,735
       300   ATP Oil & Gas Corp. + ............................           5,343
       762   Basic Energy Services, Inc. + ....................          16,231
     1,300   Bill Barrett Corp. + .............................          41,743
     1,600   Brigham Exploration Co. + ........................          17,584
     1,300   Bristow Group, Inc. + ............................          43,992
       500   Callon Petroleum Co. + ...........................           9,015
     7,400   Cano Petroleum, Inc. + ...........................          17,094
       250   Carrizo Oil & Gas, Inc. + ........................           9,068
       300   Encore Acquisition Co. + .........................          12,534
     5,400   Energy XXI Bermuda, Ltd. .........................          16,416
       500   GMX Resources, Inc. + ............................          23,900
     3,890   Grey Wolf, Inc. + ................................          30,264
       400   Gulfmark Offshore, Inc. + ........................          17,952
     2,400   Gulfport Energy Corp. + ..........................          24,120
       250   Hercules Offshore, Inc. + ........................           3,790
       790   McMoRan Exploration Co. + ........................          18,676
    10,816   Meridian Resource Corp. + ........................          19,901
       500   Oil States International, Inc. + .................          17,675
       900   Parker Drilling Co. + ............................           7,218
       469   PetroHawk Energy Corp. + .........................          10,144
       200   Petroleum Development Corp. + ....................           8,874
     1,100   Rosetta Resources, Inc. + ........................          20,196
       600   Superior Well Services, Inc. + ...................          15,186
     1,100   Swift Energy Co. + ...............................          42,559
     7,939   Vaalco Energy, Inc. + ............................          54,303
    11,150   Warren Resources, Inc. + .........................         111,276
       252   Whiting Petroleum Corp. + ........................          17,958
                                                                  -------------
                                                                        834,171
                                                                  -------------
FINANCIALS -- 31.3%
     1,034   Advanta Corp., Class B ...........................           8,510
     1,750   American Campus Communities, Inc .................          59,290
       800   Anchor Bancorp Wisconsin, Inc. ...................           5,880
     4,081   Anworth Mortgage Asset Corp. .....................          24,160
     3,700   Apollo Investments + .............................          63,085
     2,700   Ares Capital Corp. ...............................          28,161
     6,100   Aspen Insurance Holdings, Ltd. ...................         167,750
     2,900   Bank Mutual Corp. ................................          32,915
       500   Boston Private Financial Holdings, Inc. ..........           4,370
       800   Brookline Bancorp, Inc. ..........................          10,232
       300   Calamos Asset Management, Inc., Class A ..........           5,376
       300   Capitol Bancorp, Ltd. ............................           5,847
     2,500   Central Pacific Financial Corp. ..................          42,025
     2,500   Chemical Financial Corp. .........................          77,850
     7,786   Citizens Republic Bancorp, Inc. ..................          23,981
     1,000   Citizens, Inc. + .................................           8,220
       700   City Bank ........................................          10,920
     6,800   Colonial BancGroup, Inc. (The) ...................          53,448
     3,200   Columbia Banking System, Inc. ....................          56,736
     1,000   Community Bank System, Inc. ......................          25,150
     6,400   Corus Bankshares, Inc. ...........................          25,920
     2,100   Delphi Financial Group, Inc., Class A ............          58,884
     2,100   eHealth, Inc. + ..................................          33,600
       325   Enterprise Financial Services Corp. ..............           7,332
     1,000   Entertainment Properties Trust ...................          54,720
     3,457   Equity One, Inc. .................................          70,834
     5,100   Extra Space Storage, Inc. ........................          78,336
     1,700   FCStone Group, Inc. + ............................          30,583

Wilshire Mutual Funds
Small Company Value Portfolio                                September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
FINANCIALS -- 31.3% (CONTINUED)
     2,010   Financial Federal Corp. ..........................   $      46,069
       580   First Citizens BancShares, Inc., Class A .........         103,819
     4,500   First Commonwealth Financial Corp. ...............          60,615
       760   First Community Bancshares, Inc. .................          28,515
     6,800   First Financial Bancorp ..........................          99,279
       637   First Financial Bankshares, Inc. .................          33,048
     4,000   First Marblehead Corp. (The) .....................           9,960
     2,500   First Mercury Financial Corp. + ..................          35,625
       600   First Midwest Bancorp, Inc. ......................          14,544
     5,400   First Niagara Financial Group, Inc. ..............          85,050
       700   FirstFed Financial Corp. + .......................           5,488
     1,700   Flagstar Bancorp, Inc. ...........................           5,066
     1,100   Flushing Financial Corp. .........................          19,250
     3,300   FNB Corp. ........................................          52,734
     4,000   Forestar Real Estate Group, Inc. + ...............          59,000
     4,000   Frontier Financial Corp. .........................          53,720
       435   GAMCO Investors, Inc., Class A ...................          25,796
     1,100   Glacier Bancorp, Inc. ............................          27,247
     2,600   Guaranty Financial Group, Inc. + .................          10,270
     1,390   Hancock Holding Co. ..............................          70,890
     1,000   Hanmi Financial Corp. ............................           5,050
       174   Harleysville Group, Inc. .........................           6,577
     2,700   Hercules Technology Growth Capital, Inc. .........          26,190
     1,214   Highwoods Properties, Inc. .......................          43,170
     1,800   Home Properties, Inc .............................         104,309
     1,651   IBERIABANK Corp. .................................          87,255
       261   Independent Bank Corp. ...........................           8,135
     8,000   Inland Real Estate Corp ..........................         125,519
       700   IPC Holdings, Ltd. ...............................          21,147
     1,918   Jones Lang LaSalle, Inc. .........................          83,395
     6,700   Kite Realty Group Trust ..........................          73,700
     4,100   Knight Capital Group, Inc., Class A + ............          60,926
       500   Kohlberg Capital Corp. ...........................           4,295
     2,600   LaBranche & Co., Inc. + ..........................          11,700
       500   LandAmerica Financial Group, Inc., Class A .......          12,125
     2,565   LTC Properties, Inc. .............................          75,206
       400   Max Capital Group, Ltd. ..........................           9,292
     5,800   MCG Capital Corp. ................................          15,196
     6,700   Meadowbrook Insurance Group, Inc. ................          47,302
     8,500   MFA Mortgage Investments, Inc. ...................          55,250
     1,800   Nationwide Health Properties, Inc. ...............          64,764
       690   Navigators Group, Inc. + .........................          40,020
       716   NBT Bancorp, Inc. ................................          21,423
       800   Ocwen Financial Corp. + ..........................           6,440
       800   Odyssey Re Holdings Corp. ........................          35,040
     4,355   Old National Bancorp .............................          87,187
       800   Pacific Capital Bancorp NA .......................          16,280
     2,000   PacWest Bancorp. .................................          57,180
     1,570   Pennsylvania Real Estate Investment Trust ........          29,595
       200   Penson Worldwide, Inc. + .........................           2,774
     1,354   Phoenix Cos., Inc. (The) .........................          12,511
     1,500   Pico Holdings, Inc. + ............................          53,865
       300   Piper Jaffray + ..................................          12,975
     8,100   PMA Capital Corp., Class A + .....................          71,442
       800   Prospect Capital Corp. ...........................          10,248
     1,622   Prosperity Bancshares, Inc. ......................          55,132
     2,000   Provident Bankshares Corp. .......................          19,420
     2,600   Provident Financial Services, Inc. ...............          42,926
       250   Ramco-Gershenson Properties Trust ................           5,605
       200   Realty Income Corp. (a) ..........................           5,120
       500   RLI Corp. ........................................          31,045
     1,000   S&T Bancorp, Inc. ................................          36,830
     3,123   Safety Insurance Group, Inc. .....................         118,455

  Shares                                                              Value
----------                                                        -------------
FINANCIALS -- 31.3% (CONTINUED)
     2,050   Selective Insurance Group ........................   $      46,986
       800   Senior Housing Properties Trust ..................          19,064
     1,400   South Financial Group, Inc. (The) ................          10,262
     3,400   Sterling Bancshares, Inc. ........................          35,530
       915   Sterling Financial Corp. .........................          13,268
     1,100   Susquehanna Bancshares, Inc. .....................          21,472
     1,450   SVB Financial Group + ............................          83,984
     3,800   SWS Group, Inc. ..................................          76,608
     4,100   Tower Group, Inc. ................................          96,596
     7,800   Trustco Bank Corp. ...............................          91,338
     5,200   UCBH Holdings, Inc.(a) ...........................          33,332
     1,000   UMB Financial Corp. ..............................          52,520
     2,277   Umpqua Holdings Corp. ............................          33,495
       800   Unifirst Corp. ...................................          34,472
       100   United Bankshares, Inc. ..........................           3,500
     2,701   United Community Banks, Inc. .....................          35,812
       200   United Fire & Casualty Co. .......................           5,718
    20,750   W Holding Co., Inc.(a) ...........................          11,205
     1,100   Westamerica Bancorporation .......................          63,283
     4,805   Wilshire Bancorp, Inc. ...........................          58,477
       450   Wintrust Financial Corp. .........................          13,208
     1,950   WSFS Financial Corp. .............................         117,000
     2,450   Zenith National Insurance Corp. ..................          89,768
                                                                  -------------
                                                                      4,679,014
                                                                  -------------
HEALTH CARE -- 9.7%
       300   Abaxis, Inc. + ...................................           5,910
     2,800   Affymetrix, Inc. + ...............................          21,672
     1,900   American Medical Systems Holdings, Inc. + ........          33,744
     1,800   AMERIGROUP Corp. + ...............................          45,432
     2,466   Amsurg Corp., Class A + ..........................          62,809
       500   Analogic Corp. ...................................          24,880
     2,700   Angiodynamics, Inc. + ............................          42,660
     2,310   Arena Pharmaceuticals, Inc. + ....................          11,550
       200   Arthrocare Corp. + ...............................           5,544
     1,189   Bio-Rad Laboratories, Inc., Class A + ............         117,854
     1,057   Chemed Corp. .....................................          43,400
     4,800   Community Health Systems, Inc. + .................         140,688
     1,881   Conmed Corp. + ...................................          60,192
       200   Cynosure, Inc., Class A + ........................           3,588
     3,200   Cypress Bioscience, Inc. + .......................          23,520
       800   Enzo Biochem, Inc. + .............................           8,784
       265   Greatbatch, Inc. + ...............................           6,503
       700   Haemonetics Corp. + ..............................          43,204
       900   Hanger Orthopedic Group, Inc. + ..................          15,705
       600   ICU Medical, Inc. + ..............................          18,246
       100   Immucor, Inc. + ..................................           3,196
       300   Invacare Corp. ...................................           7,242
     1,000   LHC Group, Inc. + ................................          28,480
     1,300   Magellan Health Services, Inc. + .................          53,378
       800   Martek Biosciences Corp. .........................          25,136
       400   Medical Action Industries, Inc. + ................           5,252
       700   Medicis Pharmaceutical Corp., Class A ............          10,437
       400   Meridian Bioscience, Inc. ........................          11,616
     1,500   Merit Medical Systems, Inc. + ....................          28,155
     2,100   Nighthawk Radiology Holdings, Inc. + .............          15,162
       600   Obagi Medical Products, Inc. + ...................           5,988
       700   Odyssey HealthCare, Inc. + .......................           7,105
     3,800   Opko Health, Inc. + (a) ..........................           6,650
     2,600   OraSure Technologies, Inc. + .....................          12,792
     4,500   Palomar Medical Technologies, Inc. + .............          60,570
       300   Par Pharmaceutical Cos., Inc. + ..................           3,687
       100   Parexel International Corp. + ....................           2,866
     2,700   PharmaNet Development Group, Inc. + ..............          19,494
     1,100   RehabCare Group, Inc. + ..........................          19,910

Wilshire Mutual Funds
Small Company Value Portfolio                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
HEALTH CARE -- 9.7% (CONTINUED)
       600   Res-Care, Inc. + .................................   $      10,884
     3,300   Salix Pharmaceuticals, Ltd. + ....................          21,153
     6,900   Sepracor, Inc. + .................................         126,339
     2,500   Skilled Healthcare Group, Inc., Class A + ........          39,725
     1,000   Somanetics Corp. + ...............................          21,870
     1,500   Symmetry Medical, Inc. + .........................          27,840
     2,200   Valeant Pharmaceuticals International + ..........          45,034
     4,400   Viropharma, Inc. + ...............................          57,728
     1,000   Zoll Medical Corp. + .............................          32,720
                                                                  -------------
                                                                      1,446,294
                                                                  -------------
INDUSTRIALS -- 18.7%
     2,450   Acuity Brands, Inc. ..............................         102,312
     8,800   Advanced Battery Technologies, Inc. + ............          28,424
     1,600   Aircastle, Ltd.(a) ...............................          15,856
     2,500   Airtran Holdings, Inc. + .........................           6,075
     4,500   Albany International Corp., Class A ..............         122,984
       729   AO Smith Corp. ...................................          28,570
       500   Arkansas Best Corp. ..............................          16,845
     3,800   Belden, Inc. .....................................         120,802
       844   Blount International, Inc. + .....................           9,394
       300   Brady Corp., Class A .............................          10,584
     7,914   Briggs & Stratton Corp. ..........................         128,048
       616   Cascade Corp. ....................................          26,987
     6,069   CBIZ, Inc. + .....................................          51,283
     1,200   Ceradyne, Inc. + .................................          43,992
       500   Columbus McKinnon Corp. + ........................          11,785
       500   Comfort Systems USA, Inc. ........................           6,680
     3,998   Corrections Corp. of America + ...................          99,350
       300   Cubic Corp. ......................................           7,377
     1,350   Curtiss-Wright Corp. .............................          61,358
     2,300   Dycom Industries, Inc. + .........................          29,946
       570   Dynamic Materials Corp. ..........................          13,230
     1,500   Eagle Bulk Shipping, Inc. ........................          20,910
     1,500   Ennis, Inc. ......................................          23,190
       600   EnPro Industries, Inc. + .........................          22,296
       874   ESCO Technologies, Inc. + ........................          42,101
       400   Forward Air Corp. ................................          10,892
       840   FTI Consulting, Inc. + ...........................          60,682
       180   G&K Services, Inc., Class A ......................           5,949
       450   Gardner Denver, Inc. + ...........................          15,624
     1,200   Genco Shipping & Trading, Ltd. ...................          39,888
     1,656   GenCorp, Inc. + ..................................          11,161
     2,400   General Cable Corp. + ............................          85,512
     5,350   Gibraltar Industries, Inc. .......................         100,099
       400   GrafTech International, Ltd. + ...................           6,044
    18,300   Griffon Corp. + ..................................         165,066
       800   Heartland Express, Inc. ..........................          12,416
     1,850   Kadant, Inc. + ...................................          42,125
     1,272   Kaman Corp. ......................................          36,227
     3,250   Kennametal, Inc. .................................          88,139
       350   Ladish Co., Inc. + ...............................           7,088
     1,200   Layne Christensen Co. + ..........................          42,516
     2,000   Lincoln Electric Holdings, Inc. ..................         128,619
     1,300   Lydall, Inc. + ...................................          12,519
     7,500   Marten Transport, Ltd. + .........................         146,325
     3,000   Mine Safety Appliances Co. .......................         114,359
       400   Mobile Mini, Inc. + ..............................           7,732
       690   Moog, Inc., Class A + ............................          29,587
     1,200   Mueller Water Products, Inc., Class A ............          10,776
     1,000   NCI Building Systems, Inc. + .....................          31,750
       700   Old Dominion Freight Line Inc. + .................          19,838
     1,550   Otter Tail Corp. .................................          47,632
     1,150   RBC Bearings, Inc. + .............................          38,744
     1,000   Regal-Beloit Corp. ...............................          42,520
       100   Robbins & Myers, Inc. ............................           3,093

  Shares                                                              Value
----------                                                        -------------
INDUSTRIALS -- 18.7% (CONTINUED)
     1,150   Rollins, Inc. ....................................   $      21,827
     4,100   Sauer-Danfoss, Inc. ..............................         101,229
     2,200   Standard Register Co. (The) ......................          21,670
     1,600   Tredegar Corp. ...................................          28,464
     1,787   United Stationers, Inc. + ........................          85,472
     5,200   US Airways Group, Inc. + .........................          31,356
       250   Wabtec Corp. .....................................          12,808
       400   Waste Connections, Inc. + ........................          13,720
       600   Watson Wyatt Worldwide, Inc., Class A ............          29,838
     1,700   Werner Enterprises, Inc. .........................          36,907
                                                                  -------------
                                                                      2,796,592
                                                                  -------------
INFORMATION TECHNOLOGY -- 9.3%
     2,200   3Com Corp. + .....................................           5,126
     1,919   Actel Corp. + ....................................          23,949
     2,300   Acxiom Corp. .....................................          28,842
     1,500   Advanced Energy Industries, Inc. + ...............          20,520
       850   Anixter International, Inc. + ....................          50,584
       500   Ansys, Inc. + ....................................          18,935
     1,233   Arris Group, Inc. + ..............................           9,531
     1,050   Avid Technology, Inc. + ..........................          25,263
     1,950   Avocent Corp. + ..................................          39,897
     2,300   BigBand Networks, Inc. + .........................           8,487
     1,642   Checkpoint Systems, Inc. + .......................          30,902
     5,400   Cirrus Logic, Inc. + .............................          29,430
       300   Cognex Corp. .....................................           6,048
     4,400   Cogo Group, Inc. + ...............................          23,188
     2,400   CommScope, Inc. + ................................          83,136
     3,930   CTS Corp. ........................................          50,225
       465   Cybersource Corp. + ..............................           7,491
     1,200   Digi International, Inc. + .......................          12,240
     2,399   Electronics for Imaging, Inc. + ..................          33,418
       700   Flir Systems, Inc. + .............................          26,894
    19,500   GSI Group, Inc. + ................................          68,835
       260   Imation Corp. ....................................           5,873
       600   Integral Systems, Inc. ...........................          12,462
       250   Itron, Inc. + ....................................          22,133
    11,150   Keithley Instruments, Inc. .......................          93,326
     1,000   LoopNet, Inc. + ..................................           9,830
     1,600   Macrovision Solutions Corp. + ....................          24,608
     1,454   Marchex, Inc., Class B ...........................          14,962
    12,200   Mattson Technology, Inc. + .......................          57,706
     1,950   Microsemi Corp. + ................................          49,686
     7,100   MIPS Technologies, Inc., Class A + ...............          24,921
       300   MTS Systems Corp. ................................          12,630
     1,744   Multi-Fineline Electronix, Inc. + ................          25,794
     1,100   Omnivision Technologies, Inc. + ..................          12,551
       900   Perficient, Inc. + ...............................           5,976
    34,300   Quantum Corp. + ..................................          36,015
     2,600   Rogers Corp. + ...................................          96,147
       524   Rudolph Technologies, Inc. + .....................           4,391
    12,800   Sanmina-SCI Corp. + ..............................          17,920
     2,673   Silicon Storage Technology, Inc. + ...............           8,714
     5,486   Standard Microsystems Corp. + ....................         137,041
       524   Symyx Technologies + .............................           5,193
       490   SYNNEX Corp. + ...................................          10,947
     7,400   TIBCO Software, Inc. + ...........................          54,168
     1,940   United Online, Inc. ..............................          18,255
       300   Vasco Data Security International, Inc. + ........           3,108
       500   VeriFone Holdings, Inc. + ........................           8,270
       808   Zoran Corp. + ....................................           6,593
                                                                  -------------
                                                                      1,382,161
                                                                  -------------
MATERIALS -- 6.3%
     2,650   Aptargroup, Inc. .................................         103,642
     1,018   Arch Chemicals, Inc. .............................          35,935

Wilshire Mutual Funds
Small Company Value Portfolio                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
MATERIALS -- 6.3% (CONTINUED)
     4,900   Buckeye Technologies, Inc. + .....................   $      40,131
     1,200   Century Aluminum Co. + ...........................          33,228
     2,800   Coeur d'Alene Mines Corp. + ......................           4,284
       550   Compass Minerals International, Inc. .............          28,815
    16,900   Domtar Corp. + ...................................          77,740
     1,900   Ferro Corp. ......................................          38,191
       800   Flotek Industries, Inc. + ........................           8,800
     3,050   Glatfelter .......................................          41,297
     1,690   HB Fuller Co. ....................................          35,270
     1,281   Hercules, Inc. ...................................          25,351
       300   Innospec, Inc. ...................................           3,618
       890   OM Group, Inc. + .................................          20,025
       450   Royal Gold, Inc. .................................          16,182
       600   RTI International Metals, Inc. + .................          11,736
    10,250   Sappi, Ltd. ADR ..................................         102,500
     1,100   Silgan Holdings, Inc. ............................          56,199
     6,850   Temple-Inland, Inc. ..............................         104,531
    14,600   Wausau Paper Corp. ...............................         147,897
                                                                  -------------
                                                                        935,372
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.6%
    12,070   Cincinnati Bell, Inc. + ..........................          37,296
     1,700   Fairpoint Communications, Inc. ...................          14,739
     4,797   FiberTower Corp. + ...............................           6,620
       550   tw telecom, Inc., Class A + ......................           5,715
     1,900   USA Mobility, Inc. ...............................          20,900
                                                                  -------------
                                                                         85,270
                                                                  -------------
UTILITIES -- 3.8%
     1,250   Allete, Inc. .....................................          55,625
     6,517   Black Hills Corp. ................................         202,482
     1,400   El Paso Electric Co. + ...........................          29,400
     1,374   Northwest Natural Gas Co. ........................          71,448
     3,050   NorthWestern Corp. ...............................          76,646
       750   Ormat Technologies, Inc. .........................          27,248
     4,170   PNM Resources, Inc. ..............................          42,701
       400   Portland General Electric Co. ....................           9,464
     1,950   Unisource Energy Corp. ...........................          56,921
                                                                  -------------
                                                                        571,935
                                                                  -------------
Total Common Stock (Cost $14,766,556)                                14,670,088
                                                                  -------------
MONEY MARKET FUND -- 0.8%
   117,866   PNC Institutional Money Market Trust, 1.490%
                (b)(c) ........................................         117,866
                                                                  -------------
Total Money Market Fund (Cost $117,866)                                 117,866
                                                                  -------------

Total Investments -- 99.1%
(Cost $14,884,422) +++                                               14,787,954
Other Assets & Liabilities, Net -- 0.9%                                 132,661
                                                                  -------------
NET ASSETS -- 100.0%                                              $  14,920,615
                                                                  =============

ADR -- American Depositary Receipt

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) Investment purchased with proceeds from collateral received from securities on loan

+++ At September 30, 2008, the tax basis cost of the Portfolio's investments was $14,884,422, and the unrealized appreciation and depreciation were $1,816,813 and $(1,913,279), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
COMMON STOCK--99.9%

CONSUMER DISCRETIONARY -- 9.0%
       300   1-800-FLOWERS.COM, Inc., Class A + ...............   $       1,806
       200   4Kids Entertainment, Inc. + ......................           1,412
       100   99 Cents Only Stores + ...........................           1,097
       250   Aaron Rents, Inc. ................................           6,768
       900   Abercrombie & Fitch Co., Class A .................          35,505
       300   Acme United Corp. ................................           3,660
     3,000   Advance Auto Parts, Inc. .........................         118,980
       825   Aeropostale, Inc. + ..............................          26,491
       100   AFC Enterprises + ................................             726
       590   AH Belo Corp., Class A ...........................           3,044
     1,700   Aldila, Inc. .....................................           6,817
     4,600   Amazon.com, Inc. + ...............................         334,696
       400   Ambassadors Group, Inc. ..........................           6,364
     1,500   Ambassadors International, Inc. + ................           2,985
     1,500   American Apparel, Inc. + .........................          12,300
     1,300   American Axle & Manufacturing Holdings, Inc. .....           6,968
     2,625   American Eagle Outfitters, Inc. ..................          40,031
       450   American Greetings Corp., Class A ................           6,881
     1,500   American Public Education, Inc. + ................          72,420
       700   America's Car-Mart, Inc. + .......................          13,013
       450   Ameristar Casinos, Inc. ..........................           6,386
       950   AnnTaylor Stores Corp. + .........................          19,608
     2,850   Apollo Group, Inc., Class A + ....................         169,004
     2,550   ArvinMeritor, Inc. ...............................          33,252
       200   Ascent Media Corp., Class A + ....................           4,882
       100   Ashworth, Inc. + .................................             336
       100   ATC Technology Corp. + ...........................           2,374
     1,550   AutoNation, Inc. + ...............................          17,422
     1,300   Bally Technologies, Inc. + .......................          39,364
     1,500   Beazer Homes USA, Inc. ...........................           8,970
       900   Bebe Stores, Inc. ................................           8,793
     4,025   Bed Bath & Beyond, Inc. + ........................         126,425
     2,450   Belo Corp., Class A ..............................          14,602
     5,600   Best Buy Co., Inc. ...............................         210,000
     1,700   Big 5 Sporting Goods Corp.. ......................          17,544
     2,800   Big Lots, Inc. + .................................          77,924
       600   Black & Decker Corp. .............................          36,450
     1,100   Blockbuster, Inc., Class A + .....................           2,255
        50   Blue Nile, Inc. + (a). ...........................           2,144
       800   Bluegreen Corp. + ................................           5,528
       550   Blyth, Inc. ......................................           6,237
       400   Bon-Ton Stores, Inc. (The) .......................           1,088
       600   Books-A-Million, Inc., Class A ...................           3,000
       400   Borders Group, Inc. ..............................           2,624
     1,280   BorgWarner, Inc. .................................          41,946
       500   Boyd Gaming Corp. ................................           4,680
     2,875   Brinker International, Inc. ......................          51,434
     1,500   Brookfield Homes Corp.(a) ........................          21,540
     2,500   Brunswick Corp. ..................................          31,975
     1,500   Buckle, Inc. (The) ...............................          83,310
     3,300   Burger King Holdings, Inc. .......................          81,048
     1,500   Cabela's, Inc. + .................................          18,120
     3,425   Cablevision Systems Corp., Class A ...............          86,173
       200   Cache, Inc. + ....................................           1,374
       400   California Coastal Communities, Inc. + ...........             872
       375   California Pizza Kitchen, Inc. + .................           4,826
       500   Callaway Golf Co. ................................           7,035
     2,850   Career Education Corp. + .........................          46,598
       400   Caribou Coffee Co., Inc. + .......................             896
     2,955   Carmax, Inc. + ...................................          41,370
     5,900   Carnival Corp. ...................................         208,565
       550   Carter's, Inc. + .................................          10,852
     8,837   CBS Corp., Class B. ..............................         128,843
     1,900   Centex Corp. .....................................          30,780

  Shares                                                              Value
----------                                                        -------------
CONSUMER DISCRETIONARY -- 9.0% (CONTINUED)
       300   Champion Enterprises, Inc. + .....................   $       1,665
       362   Charles & Colvard, Ltd. + ........................             217
     1,450   Charming Shoppes, Inc. + .........................           7,091
       950   Cheesecake Factory (The) + .......................          13,889
     2,650   Chico's FAS, Inc. + ..............................          14,496
     1,300   Cinemark Holdings, Inc. ..........................          17,680
     5,475   Circuit City Stores, Inc. ........................           4,161
     1,799   Citadel Broadcasting Corp. + .....................           1,403
        50   Citi Trends, Inc. + ..............................             815
       200   CKE Restaurants, Inc. ............................           2,120
     1,200   CKX, Inc. + ......................................           7,392
     1,500   Clear Channel Outdoor Holdings, Inc., Class A + ..          20,520
     5,400   Coach, Inc. + ....................................         135,215
       600   Coachmen Industries, Inc. + ......................             990
       100   Cobra Electronics Corp. ..........................             236
     1,150   Coldwater Creek, Inc. + ..........................           6,659
       550   Collective Brands, Inc. + ........................          10,071
       100   Collectors Universe ..............................             930
    44,783   Comcast Corp. Special, Class A ...................         879,091
       700   Comstock Homebuilding, Inc., Class A + ...........             168
       500   Conn's, Inc. + ...................................           9,355
     3,500   Cooper Tire & Rubber Co. .........................          30,100
       850   Corinthian Colleges, Inc. + ......................          12,750
     1,100   Cox Radio, Inc., Class A + .......................          11,616
       700   CROCS, Inc. + ....................................           2,506
     1,700   Crown Media Holdings, Inc., Class A + ............           8,551
        50   CSS Industries, Inc. .............................           1,287
       800   Cumulus Media, Inc., Class A + ...................           3,408
     1,500   Dana Holding Corp. + .............................           7,260
     1,500   Darden Restaurants, Inc. .........................          42,945
        50   Deckers Outdoor Corp. + ..........................           5,204
       200   DEI Holdings, Inc. + .............................             200
       100   Design Within Reach, Inc. + ......................             325
     1,575   DeVry, Inc. ......................................          78,026
     2,800   Dick's Sporting Goods, Inc. + ....................          54,824
       600   Dillard's, Inc., Class A .........................           7,080
     9,327   DIRECTV Group, Inc. (The) + ......................         244,088
     2,000   Discovery Communications, Inc., Class A + ........          28,500
     2,000   Discovery Communications, Inc., Class C + ........          28,320
     3,525   DISH Network Corp., Class A + ....................          74,025
       100   Dixie Group, Inc. + ..............................             735
     1,250   Dollar Tree, Inc. + ..............................          45,450
     1,350   Domino's Pizza, Inc. + ...........................          16,389
     2,150   Dover Downs Gaming & Entertainment, Inc. .........          16,727
     3,723   DR Horton, Inc. ..................................          48,473
     1,500   DreamWorks Animation SKG, Inc., Class A + ........          47,175
     5,125   Eastman Kodak Co. ................................          78,823
       719   Emmis Communications Corp., Class A + ............             697
       800   Empire Resorts, Inc. + ...........................           2,016
       750   Entercom Communications Corp., Class A ...........           3,765
     2,100   Entravision Communications Corp., Class A + ......           5,649
       366   EW Scripps Co., Class A ..........................           2,588
     1,100   Exide Technologies + .............................           8,118
     2,815   Expedia, Inc. + ..................................          42,535
     1,300   Family Dollar Stores, Inc. .......................          30,810
       200   Famous Dave's of America, Inc. + .................           1,202
       100   Finish Line (The), Class A .......................             999
       900   Fleetwood Enterprises, Inc. + ....................             918
     2,400   Foot Locker, Inc. ................................          38,784
    33,435   Ford Motor Co. + .................................         173,862

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
CONSUMER DISCRETIONARY -- 9.0% (CONTINUED)
     2,800   Fortune Brands, Inc. .............................   $     160,607
       300   Forward Industries, Inc. + .......................             612
     1,400   Fossil, Inc. + ...................................          39,522
       200   Fred's, Inc., Class A ............................           2,844
       700   Furniture Brands International, Inc. .............           7,364
       700   Gaiam, Inc., Class A + ...........................           7,420
     1,725   GameStop Corp., Class A + ........................          59,012
       600   Gaming Partners International Corp. + ............           3,246
     4,800   Gannett Co., Inc. ................................          81,168
     8,050   Gap, Inc. (The) ..................................         143,129
     1,125   Garmin, Ltd. .....................................          38,183
       300   Gaylord Entertainment Co. + ......................           8,811
     6,820   General Motors Corp. .............................          64,449
     1,810   Gentex Corp. .....................................          25,883
     3,000   Genuine Parts Co. ................................         120,630
     3,175   Goodyear Tire & Rubber Co. (The) + ...............          48,608
     1,000   Gray Television, Inc. ............................           1,720
     1,800   Great Wolf Resorts, Inc. + .......................           6,588
     1,300   Guess?, Inc. .....................................          45,227
     4,560   H&R Block, Inc.(a). ..............................         103,739
       100   Handleman Co. + (a) ..............................             175
     1,196   Hanesbrands, Inc. + ..............................          26,013
     3,775   Harley-Davidson, Inc. ............................         140,808
     1,600   Harman International Industries, Inc. ............          54,512
     1,500   Harte-Hanks, Inc. ................................          15,555
     1,900   Hasbro, Inc. .....................................          65,968
       200   Hibbett Sports, Inc. + ...........................           4,004
       300   Hillenbrand, Inc. ................................           6,048
    26,100   Home Depot, Inc. (The). ..........................         675,728
       700   Hooker Furniture Corp. ...........................          12,425
       100   HOT Topic, Inc. + ................................             661
     1,500   Hovnanian Enterprises, Inc., Class A + ...........          11,985
       543   HSN, Inc. + ......................................           5,978
       450   Iconix Brand Group, Inc. + .......................           5,886
     1,399   Idearc, Inc. .....................................           1,749
       100   Infosonics Corp. + ...............................              51
     3,950   International Game Technology ....................          67,861
       237   International Speedway Corp., Class A ............           9,222
     9,742   Interpublic Group of Cos., Inc. + ................          75,501
       543   Interval Leisure Group, Inc. +. ..................           5,647
     1,300   J. Crew Group, Inc. + ............................          37,141
     3,592   J.C. Penney Co., Inc. ............................         119,757
     2,400   Jack in the Box, Inc. + ..........................          50,640
       775   Jackson Hewitt Tax Service, Inc. .................          11,889
     2,624   Jarden Corp. + ...................................          61,533
       300   John Wiley & Sons, Inc., Class A .................          12,135
     9,900   Johnson Controls, Inc. ...........................         300,266
     2,878   Jones Apparel Group, Inc. ........................          53,272
     1,100   Journal Communications, Inc., Class A ............           5,368
       900   Journal Register Co.(a) ..........................               6
       700   KB Home ..........................................          13,776
       200   Kenneth Cole Productions, Inc., Class A ..........           2,940
        50   Knology, Inc. + ..................................             404
     4,400   Kohl's Corp. + ...................................         202,752
       300   Krispy Kreme Doughnuts, Inc. + ...................             990
       550   K-Swiss, Inc., Class A ...........................           9,570
       200   Lakes Entertainment, Inc. + ......................           1,314
       500   Lamar Advertising Co., Class A + .................          15,445
     1,200   Las Vegas Sands Corp. + ..........................          43,332
       700   La-Z-Boy, Inc., Class Z ..........................           6,524
       600   Leapfrog Enterprises, Inc., Class A + ............           6,336
       950   Lear Corp. + .....................................           9,975
       500   Learning Tree International, Inc. + ..............           6,225
       750   Lee Enterprises, Inc.(a) .........................           2,625
     2,410   Leggett & Platt, Inc. ............................          52,514
     1,600   Lennar Corp., Class A ............................          24,304
       500   Lenox Group, Inc. + ..............................              30

  Shares                                                              Value
----------                                                        -------------
CONSUMER DISCRETIONARY -- 9.0% (CONTINUED)
     1,500   Libbey, Inc. .....................................   $      12,765
     4,051   Liberty Global, Inc., Class A + ..................         122,745
     3,035   Liberty Media Corp. - Capital, Ser A + ...........          40,608
     7,440   Liberty Media Corp. - Entertainment, Ser A + .....         185,777
     8,875   Liberty Media Corp. - Interactive, Class A + .....         114,576
     2,200   Lifetime Brands, Inc. ............................          21,450
     1,200   LIN TV Corp., Class A + ..........................           6,192
       200   Lincoln Educational Services Corp. + .............           2,646
     2,398   Live Nation, Inc. + ..............................          39,015
     3,000   Liz Claiborne, Inc. ..............................          49,290
     2,800   LKQ Corp. + ......................................          47,516
     1,500   Lodgian, Inc. + ..................................          11,700
    24,581   Lowe's Cos., Inc. ................................         582,323
     3,740   Ltd. Brands, Inc. ................................          64,777
       600   M/I Homes, Inc. ..................................          13,668
     5,898   Macy's, Inc. .....................................         106,046
       700   Marine Products Corp. ............................           5,810
     4,725   Marriott International, Inc., Class A ............         123,275
       900   Martha Stewart Living Omnimedia, Class A + .......           7,659
       400   Marvel Entertainment, Inc. + .....................          13,656
     4,630   Mattel, Inc. .....................................          83,524
       100   Matthews International Corp., Class A ............           5,074
       996   McClatchy Co., Class A ...........................           4,382
    18,200   McDonald's Corp. .................................       1,122,939
     4,900   McGraw-Hill Cos., Inc. (The) .....................         154,889
       371   MDC Holdings, Inc. ...............................          13,575
       500   Media General, Inc., Class A .....................           6,215
       967   Mediacom Communications Corp., Class A + .........           5,725
     2,029   Men's Wearhouse, Inc. (The) ......................          43,096
       900   MGM Mirage + (a). ................................          25,650
       677   Mohawk Industries, Inc. + ........................          45,623
     1,600   Monarch Casino & Resort, Inc. + ..................          18,224
       650   Morgans Hotel Group Co. + ........................           7,092
       800   Morton's Restaurant Group, Inc. + ................           4,056
     1,200   MTR Gaming Group, Inc. + .........................           3,984
     2,100   Multimedia Games, Inc. + .........................           9,093
        50   Nautilus, Inc. ...................................             229
       100   Navarre Corp. + ..................................             145
     2,200   NetFlix, Inc. + (a) ..............................          67,936
     1,400   New York & Co., Inc. + ...........................          13,356
     1,600   New York Times Co., Class A ......................          22,864
     3,826   Newell Rubbermaid, Inc. ..........................          66,036
    36,538   News Corp., Class A ..............................         438,091
       200   NexCen Brands, Inc. + ............................              56
       200   Nexstar Broadcasting Group, Inc., Class A + ......             444
     5,000   Nike, Inc., Class B. .............................         334,499
     1,400   Nitches, Inc. + ..................................             938
     1,200   Noble International, Ltd. ........................           7,188
     2,800   Nordstrom, Inc. ..................................          80,696
     6,425   Office Depot, Inc. + .............................          37,394
       600   OfficeMax, Inc. ..................................           5,334
     4,300   Omnicom Group, Inc. ..............................         165,808
     1,900   Orbitz Worldwide, Inc. + .........................          11,153
     2,560   O'Reilly Automotive, Inc. + ......................          68,531
       650   Orleans Homebuilders, Inc.(a) ....................           2,633
       500   Outdoor Channel Holdings, Inc. + .................           4,400
       300   Overstock.com, Inc. + ............................           5,943
        50   Oxford Industries, Inc. ..........................           1,292
       700   Pacific Sunwear of California + ..................           4,711
       600   Palm Harbor Homes, Inc. + ........................           5,946
     1,500   Papa John's International, Inc. + ................          40,740
       900   PC Mall, Inc. +                                              6,147

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
CONSUMER DISCRETIONARY -- 9.0% (CONTINUED)
     1,000   Penn National Gaming, Inc. + .....................   $      26,570
       500   Penske Auto Group, Inc. ..........................           5,735
       300   Perry Ellis International, Inc. + ................           4,473
     1,750   PetSmart, Inc. ...................................          43,243
     1,300   Phillips-Van Heusen Corp. ........................          49,283
       600   Pier 1 Imports, Inc. + ...........................           2,478
     2,000   Pinnacle Entertainment, Inc. + ...................          15,120
       600   Playboy Enterprises, Inc., Class B + .............           2,364
     1,000   Polaris Industries, Inc. .........................          45,490
     1,400   Polo Ralph Lauren Corp., Class A .................          93,296
     2,200   Pool Corp. .......................................          51,326
     1,775   Premier Exhibitions, Inc. + ......................           3,195
     1,500   Primedia, Inc. ...................................           3,645
       100   Princeton Review, Inc. + .........................             800
        94   Proliance International, Inc. + ..................              71
     2,775   Pulte Homes, Inc. ................................          38,767
     1,550   Quiksilver, Inc. + ...............................           8,897
     1,850   RadioShack Corp. .................................          31,968
       600   RCN Corp. + ......................................           7,356
     1,250   Regal Entertainment Group, Class A ...............          19,725
       200   Regis Corp. ......................................           5,500
     1,750   Rent-A-Center, Inc., Class A + ...................          38,990
       100   Retail Ventures, Inc. + ..........................             390
       541   RH Donnelley Corp. + (a) .........................           1,077
     1,500   Rick's Cabaret International, Inc. + .............          14,730
       500   Riviera Holdings Corp. + .........................           3,675
       100   Rocky Brands, Inc. + .............................             333
     1,950   Ross Stores, Inc. ................................          71,780
     1,625   Royal Caribbean Cruises, Ltd. ....................          33,719
       500   Ruby Tuesday, Inc. + .............................           2,895
       200   Russ Berrie & Co., Inc. + ........................           1,534
     1,300   Ryland Group, Inc. ...............................          34,476
     1,500   Saks, Inc. + (a) .................................          13,875
       100   Salem Communications Corp., Class A + ............             125
       950   Sally Beauty Holdings, Inc. + ....................           8,170
       600   Scientific Games Corp., Class A + ................          13,812
     1,100   Scripps Networks Interactive, Inc., Class A ......          39,941
       700   Sealy Corp. ......................................           4,522
     1,025   Sears Holdings Corp. + (a) .......................          95,838
       188   Select Comfort Corp. + ...........................             310
     3,275   Service Corp. International ......................          27,379
       600   Sharper Image Corp. + ............................               6
     2,200   Sherwin-Williams Co. (The) .......................         125,752
       400   Shoe Carnival, Inc. + ............................           6,552
     1,600   Shuffle Master, Inc. + ...........................           8,144
     1,500   Signet Jewelers, Ltd. ............................          35,070
     1,100   Sinclair Broadcast Group, Inc., Class A ..........           5,544
    39,625   Sirius XM Radio, Inc. + ..........................          22,586
       900   Six Flags, Inc. + ................................             621
     1,500   Skyline Corp. ....................................          39,645
     1,425   Snap-On, Inc. ....................................          75,040
     1,500   Sonic Automotive, Inc., Class A ..................          12,690
     2,400   Sonic Corp. + ....................................          34,968
       603   Sotheby's ........................................          12,096
       200   Source Interlink, Inc. + .........................             208
     1,200   Spanish Broadcasting System, Inc., Class A + .....             456
        75   Spartan Motors, Inc. .............................             239
       400   Speedway Motorsports, Inc. .......................           7,792
     1,300   Stage Stores, Inc. ...............................          17,758
       200   Stanley Furniture Co., Inc. ......................           1,826
       700   Stanley Works (The) ..............................          29,218
    11,725   Staples, Inc. ....................................         263,812
    10,750   Starbucks Corp. + ................................         159,853
     2,373   Starwood Hotels & Resorts Worldwide, Inc. ........          66,776

  Shares                                                              Value
----------                                                        -------------
CONSUMER DISCRETIONARY -- 9.0% (CONTINUED)
       550   Steak N Shake Co. (The) + ........................   $       4,774
       100   Steinway Musical Instruments + ...................           2,832
     2,900   Stewart Enterprises, Inc., Class A ...............          22,794
       150   Superior Industries International, Inc. ..........           2,874
     1,300   Syms Corp. + .....................................          17,563
       300   Talbots, Inc.(a) .................................           3,930
    10,550   Target Corp. .....................................         517,477
       729   Tarragon Corp. + .................................             197
       800   Tempur-Pedic International, Inc. .................           9,408
       450   Tenneco, Inc. + ..................................           4,784
     1,500   Texas Roadhouse, Inc., Class A + .................          13,485
     1,200   thinkorswim Group, Inc. + ........................           9,996
       543   Ticketmaster + ...................................           5,826
     2,500   Tiffany & Co. ....................................          88,800
       400   Timberland Co., Class A + ........................           6,948
     2,225   Time Warner Cable, Inc., Class A + ...............          53,845
    58,174   Time Warner, Inc. ................................         762,661
     7,050   TJX Cos., Inc. ...................................         215,165
     1,600   Toll Brothers, Inc. + ............................          40,368
       637   TOUSA, Inc. ......................................              45
       200   Trans World Entertainment + ......................             568
       100   TravelCenters of America LLC + ...................             285
        50   Triple Crown Media, Inc. + .......................               1
     2,300   TRW Automotive Holdings Corp. + ..................          36,593
       200   Tuesday Morning Corp. ............................             826
       750   Tupperware Brands Corp. ..........................          20,723
     1,500   Ulta Salon Cosmetics & Fragrance, Inc. + .........          19,920
       200   Universal Electronics, Inc. + ....................           4,996
     2,500   Urban Outfitters, Inc. + .........................          79,675
       200   Value Line, Inc. .................................           6,698
       800   Valuevision Media, Inc., Class A + ...............           1,480
       950   VF Corp. .........................................          73,445
     8,837   Viacom, Inc., Class B + ..........................         219,511
     5,525   Virgin Media Inc. ................................          43,648
        50   Visteon Corp. + ..................................             116
       591   WABCO Holdings, Inc. .............................          21,004
       600   Walking Co. Holdings, Inc. (The) + ...............           3,228
    29,270   Walt Disney Co. (The) ............................         898,297
       100   Warnaco Group, Inc. (The) + ......................           4,529
     1,650   Warner Music Group Corp. .........................          12,540
       650   WCI Communities, Inc. + ..........................             130
       296   Weight Watchers International, Inc. ..............          10,834
     6,300   Wendy's/Arby's Group, Inc., Class A ..............          33,138
       900   Westwood One, Inc. + .............................             495
     1,772   Whirlpool Corp. ..................................         140,501
     1,100   Williams-Sonoma, Inc. ............................          17,798
       500   Winnebago Industries .............................           6,460
     1,300   WMS Industries, Inc. + ...........................          39,741
       400   Wolverine World Wide, Inc. .......................          10,584
     1,100   World Wrestling Entertainment, Inc., Class A .....          17,006
       100   WorldSpace, Inc., Class A + ......................             130
       700   WPT Enterprises, Inc. + ..........................             399
     3,385   Wyndham Worldwide Corp. ..........................          53,178
       700   Wynn Resorts, Ltd.(a) ............................          57,148
       100   Young Broadcasting, Inc., Class A + ..............               5
     6,900   Yum! Brands, Inc. ................................         225,009
                                                                  -------------
                                                                     18,121,990
                                                                  -------------

CONSUMER STAPLES -- 10.8%
     2,900   Alberto-Culver Co., Class B ......................          78,996
       200   Alico, Inc. ......................................           9,486
    32,025   Altria Group, Inc. ...............................         635,376
        50   Andersons, Inc. (The) ............................           1,761
    10,600   Anheuser-Busch Cos., Inc. ........................         687,728
     9,736   Archer-Daniels-Midland Co. .......................         213,316
     6,650   Avon Products, Inc. ..............................         276,441

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
CONSUMER STAPLES -- 10.8% (CONTINUED)
       800   Bare Escentuals, Inc. + ..........................   $       8,696
       700   BJ's Wholesale Club, Inc. + ......................          27,202
       800   Brown-Forman Corp., Class B ......................          57,448
     2,200   Bunge, Ltd. ......................................         138,996
     4,125   Campbell Soup Co. ................................         159,225
       750   Casey's General Stores, Inc. .....................          22,628
     2,550   Church & Dwight Co., Inc. ........................         158,330
     2,100   Clorox Co. .......................................         131,649
    32,920   Coca-Cola Co. (The) ..............................       1,740,810
     4,420   Coca-Cola Enterprises, Inc. ......................          74,123
     7,230   Colgate-Palmolive Co. ............................         544,781
     6,573   ConAgra Foods, Inc. ..............................         127,911
     2,550   Constellation Brands, Inc., Class A + ............          54,723
       800   Corn Products International, Inc. ................          25,824
     7,100   Costco Wholesale Corp. ...........................         461,003
    23,992   CVS/Caremark Corp. ...............................         807,570
     1,150   Darling International, Inc. + ....................          12,777
     1,734   Dean Foods Co. + .................................          40,506
     5,605   Del Monte Foods Co. ..............................          43,719
     3,800   Dr. Pepper Snapple Group, Inc. + .................         100,624
     1,300   Energizer Holdings, Inc. + .......................         104,715
     1,100   Estee Lauder Cos., Inc. (The), Class A ...........          54,901
     2,725   Flowers Foods, Inc. ..............................          80,006
     4,550   General Mills, Inc. ..............................         312,675
     1,800   Great Atlantic & Pacific Tea Co. + ...............          19,476
     2,650   Hansen Natural Corp. + (a) .......................          80,163
     1,300   Herbalife, Ltd. ..................................          51,376
     3,100   Hershey Co. (The) ................................         122,574
     4,300   HJ Heinz Co. .....................................         214,871
       850   Hormel Foods Corp. ...............................          30,838
        50   Ingles Markets, Inc., Class A ....................           1,142
     1,500   Inter Parfums, Inc. ..............................          20,340
        50   J&J Snack Foods Corp. ............................           1,696
     1,400   JM Smucker Co. (The) .............................          70,966
     4,100   Kellogg Co. ......................................         230,010
     8,024   Kimberly-Clark Corp. .............................         520,276
    21,671   Kraft Foods, Inc., Class A .......................         709,724
     9,075   Kroger Co. (The) .................................         249,381
     1,975   Lorillard, Inc. ..................................         140,521
       900   Mannatech, Inc. ..................................           3,600
     1,650   McCormick & Co., Inc. ............................          63,443
     1,700   MGP Ingredients, Inc. ............................           4,828
     2,200   Molson Coors Brewing Co., Class B ................         102,850
       600   National Beverage Corp. + ........................           5,322
       100   Natural Health Trends Corp. + (a) ................              52
       650   NBTY, Inc. + .....................................          19,188
     2,000   Nu Skin Enterprises, Inc., Class A ...............          32,440
     1,970   Pepsi Bottling Group, Inc. .......................          57,465
     2,500   PepsiAmericas, Inc. ..............................          51,800
    24,790   PepsiCo, Inc. ....................................       1,766,783
    33,525   Philip Morris International, Inc. ................       1,612,552
     1,700   Prestige Brands Holdings, Inc. + .................          15,096
    47,702   Procter & Gamble Co. .............................       3,324,352
     1,500   Ralcorp Holdings, Inc. + .........................         101,115
       100   Reliv International, Inc. ........................             505
       980   Revlon, Inc., Class A + ..........................          14,553
     3,114   Reynolds American, Inc. ..........................         151,403
     6,950   Rite Aid Corp. + .................................           5,838
        70   Rocky Mountain Chocolate Factory, Inc. ...........             638
     6,650   Safeway, Inc. ....................................         157,738
        50   Sanderson Farms, Inc. ............................           1,837
    10,570   Sara Lee Corp. ...................................         133,499
       700   SIRVA, Inc. + ....................................              --
     2,600   Smithfield Foods, Inc. + .........................          41,288
       600   Spartan Stores, Inc. .............................          14,928
       200   Spectrum Brands, Inc. + ..........................             278
     2,736   SUPERVALU, Inc. ..................................          59,371

  Shares                                                              Value
----------                                                        -------------
CONSUMER STAPLES -- 10.8% (CONTINUED)
    10,950   SYSCO Corp. ......................................      $  337,589
     1,500   Tootsie Roll Industries, Inc. ....................          43,365
     5,805   Tyson Foods, Inc., Class A .......................          69,312
     2,500   UST, Inc. ........................................         166,350
    17,250   Walgreen Co. .....................................         534,059
    39,745   Wal-Mart Stores, Inc. ............................       2,380,327
     1,500   WD-40 Co. ........................................          53,895
     1,500   Weis Markets, Inc. ...............................          54,015
     2,025   Whole Foods Market, Inc. .........................          40,561
     2,300   Winn-Dixie Stores, Inc. + ........................          31,970
     3,700   Wm. Wrigley Jr. Co. ..............................         293,780
                                                                  -------------
                                                                     21,405,285
                                                                  =============

ENERGY -- 12.6%
     1,500   Alliance Holdings GP, LP .........................          30,045
       750   Allis-Chalmers Energy, Inc. + ....................           9,488
       400   Alon USA Energy, Inc. ............................           5,392
       550   Alpha Natural Resources, Inc. + ..................          28,287
     1,600   American Oil & Gas, Inc. + .......................           4,176
     8,806   Anadarko Petroleum Corp. .........................         427,178
     5,856   Apache Corp. .....................................         610,663
     2,000   Arch Coal, Inc. ..................................          65,780
     2,050   Arlington Tankers, Ltd. ..........................          31,529
     1,500   ATP Oil & Gas Corp. + ............................          26,715
     1,500   Atwood Oceanics, Inc. + ..........................          54,600
     4,700   Baker Hughes, Inc. ...............................         284,538
       600   Barnwell Industries, Inc. ........................           5,676
     1,500   Basic Energy Services, Inc. + ....................          31,950
       300   Berry Petroleum Co., Class A .....................          11,619
       900   BioFuel Energy Corp. + ...........................             477
     4,072   BJ Services Co. ..................................          77,897
     1,500   Bolt Technology Corp. + ..........................          21,705
       350   BP Prudhoe Bay Royalty Trust .....................          32,540
       600   BPZ Resources, Inc. + ............................          10,320
     1,500   Brigham Exploration Co. + ........................          16,485
       875   Bronco Drilling Co., Inc. + ......................           8,943
       900   Cabot Oil & Gas Corp. ............................          32,526
       218   Cal Dive International, Inc. + ...................           2,311
       600   Callon Petroleum Co. + ...........................          10,818
     1,500   Calumet Specialty Products Partners, LP(A) .......          18,525
     2,900   Cameron International Corp. + ....................         111,766
        50   CARBO Ceramics, Inc. .............................           2,581
        50   Carrizo Oil & Gas, Inc. + ........................           1,814
     1,700   Cheniere Energy, Inc. + ..........................           3,825
     8,650   Chesapeake Energy Corp. ..........................         310,188
    32,099   Chevron Corp. ....................................       2,647,525
       747   Cimarex Energy Co. ...............................          36,536
       600   Clean Energy Fuels Corp. + .......................           8,490
     1,500   Complete Production Services, Inc. + .............          30,195
     2,150   Comstock Resources, Inc. + (a) ...................         107,608
     1,500   Concho Resources, Inc. + .........................          41,415
    21,751   ConocoPhillips ...................................       1,593,260
     2,800   Consol Energy, Inc. ..............................         128,492
       500   Continental Resources, Inc. + ....................          19,615
       200   Cross Timbers Royalty Trust ......................           9,240
     1,300   Crosstex Energy, Inc. ............................          32,461
     1,500   CVR Energy, Inc. + ...............................          12,780
       150   Dawson Geophysical Co. + .........................           7,004
     1,500   Delek US Holdings, Inc. ..........................          13,905
     2,500   Delta Petroleum Corp. + ..........................          33,950
     5,350   Denbury Resources, Inc. + ........................         101,864
     6,386   Devon Energy Corp. ...............................         582,402
     2,000   DHT Maritime, Inc. ...............................          13,440
     1,450   Diamond Offshore Drilling, Inc. ..................         149,437

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
ENERGY -- 12.6% (CONTINUED)
     2,000   Dresser-Rand Group, Inc. + .......................   $      62,940
    10,214   El Paso Corp. ....................................         130,331
       350   Encore Acquisition Co. + .........................          14,623
       750   Energy Partners, Ltd. + ..........................           6,503
     1,750   Energy Transfer Equity, LP .......................          38,063
     1,500   Energy Transfer Partners, LP(A) ..................          55,245
     2,200   ENSCO International, Inc. ........................         126,786
     3,325   EOG Resources, Inc. ..............................         297,455
       900   Evergreen Energy, Inc. + .........................             846
     2,500   EXCO Resources, Inc. + ...........................          40,800
     1,608   Exterran Holdings, Inc. + ........................          51,392
    82,150   Exxon Mobil Corp. ................................       6,379,768
     1,978   FMC Technologies, Inc. + .........................          92,076
       950   Forest Oil Corp. + ...............................          47,120
     2,200   Foundation Coal Holdings, Inc. ...................          78,276
     1,100   Frontier Oil Corp. ...............................          20,262
       600   Geokinetics, Inc. + ..............................          11,400
       600   GeoMet, Inc. + ...................................           3,264
     2,000   Georesources, Inc. + .............................          22,920
       750   Global Industries, Ltd. + ........................           5,205
     5,250   Grey Wolf, Inc. + ................................          40,845
       650   Gulfport Energy Corp. + ..........................           6,533
    15,100   Halliburton Co. ..................................         489,088
       900   Harvest Natural Resources, Inc. + ................           9,108
     1,250   Helix Energy Solutions Group, Inc. + .............          30,350
     2,000   Helmerich & Payne, Inc. ..........................          86,380
     3,500   Hercules Offshore, Inc. + ........................          53,060
     4,000   Hess Corp. .......................................         328,319
     2,100   Holly Corp. ......................................          60,732
       250   IHS, Inc., Class A + .............................          11,910
     2,625   International Coal Group, Inc. + .................          16,380
     1,250   ION Geophysical Corp. + ..........................          17,738
       750   James River Coal Co. + ...........................          16,493
     3,100   Key Energy Services, Inc. + ......................          35,960
     2,500   Kinder Morgan Energy Partners, LP(A) .............         130,075
       653   Kinder Morgan Management LLC + ...................          32,128
     1,300   Linn Energy, LLC(A) ..............................          19,890
       550   Magellan Midstream Holdings, LP ..................           9,449
    10,672   Marathon Oil Corp. ...............................         425,492
     1,713   Mariner Energy, Inc. + ...........................          35,117
       200   Martin Midstream Partners, LP ....................           4,038
     1,200   Massey Energy Co. ................................          42,804
       450   Matrix Service Co. + .............................           8,595
       500   McMoRan Exploration Co. + ........................          11,820
     2,800   Murphy Oil Corp. .................................         179,592
     4,500   Nabors Industries, Ltd. + ........................         112,140
     1,750   NATCO Group, Inc., Class A + .....................          70,315
     1,900   National Coal Corp. + ............................           9,937
     6,695   National Oilwell Varco, Inc. + ...................         336,289
     1,500   Natural Gas Services Group, Inc. + ...............          26,205
     3,425   Newfield Exploration Co. + .......................         109,566
     1,075   Newpark Resources + ..............................           7,848
     3,100   NGAS Resources, Inc. + ...........................          14,725
     3,820   Noble Corp. ......................................         167,698
     2,600   Noble Energy, Inc. ...............................         144,534
     1,500   NuStar GP Holdings LLC ...........................          26,250
    14,510   Occidental Petroleum Corp. .......................       1,022,229
       400   Oceaneering International, Inc. + ................          21,328
     1,300   Oil States International, Inc. + .................          45,955
       100   Omni Energy Services Corp. + .....................             322
       600   Pacific Ethanol, Inc. + ..........................             834
     1,650   Parallel Petroleum Corp. + .......................          15,543
     3,200   Parker Drilling Co. + ............................          25,664
       730   Patriot Coal Corp. + .............................          21,207
     1,950   Patterson-UTI Energy, Inc. .......................          39,039
     3,650   Peabody Energy Corp. .............................         164,250
     4,447   PetroHawk Energy Corp. + .........................          96,189

  Shares                                                              Value
----------                                                        -------------
ENERGY -- 12.6% (CONTINUED)
       150   Petroleum Development Corp. + ....................   $       6,656
       500   Petroquest Energy, Inc. + ........................           7,675
       450   Pioneer Drilling Co. + ...........................           5,985
     1,325   Pioneer Natural Resources Co. ....................          69,271
       953   Plains Exploration & Production Co. + ............          33,507
     3,250   Pride International, Inc. + ......................          96,233
     1,500   Pyramid Oil Co. + ................................           9,750
     3,000   Quicksilver Resources, Inc. + ....................          58,890
     2,000   Range Resources Corp. ............................          85,740
     1,500   Rosetta Resources, Inc. + ........................          27,540
     1,500   Rowan, Inc. ......................................          45,825
       250   RPC, Inc. ........................................           3,515
     3,000   Sandridge Energy + ...............................          58,800
    19,400   Schlumberger, Ltd. ...............................       1,514,945
     3,500   Smith International, Inc. ........................         205,240
     4,650   Southwestern Energy Co. + ........................         142,011
     9,391   Spectra Energy Corp. .............................         223,506
     1,550   St. Mary Land & Exploration Co. ..................          55,258
        90   Stone Energy Corp. + .............................           3,810
     2,465   Sunoco, Inc. .....................................          87,705
       950   Superior Energy Services, Inc. + .................          29,583
       650   Superior Well Services, Inc. + ...................          16,452
     1,500   T-3 Energy Services, Inc. + ......................          55,680
     1,300   Teekay Corp. .....................................          34,294
     2,800   Tesoro Corp.(a) ..................................          46,172
     2,650   Tetra Technologies, Inc. + .......................          36,703
       693   TGC Industries, Inc. + ...........................           3,645
     1,350   Tidewater, Inc. ..................................          74,736
     1,500   Toreador Resources Corp. + .......................          13,485
     4,566   Transocean, Inc. .................................         501,528
     2,000   Trico Marine Services, Inc. + ....................          34,160
     1,250   TXCO Resources, Inc. + ...........................          12,550
     1,865   Ultra Petroleum Corp. + ..........................         103,209
       700   Union Drilling, Inc. + ...........................           7,413
     1,300   Unit Corp. + .....................................          64,766
     2,650   Uranium Resources, Inc. + ........................           4,479
     1,950   USEC, Inc. + .....................................          10,550
       600   Vaalco Energy, Inc. + ............................           4,104
     7,564   Valero Energy Corp. ..............................         229,189
       550   Venoco, Inc. + ...................................           7,150
     1,962   VeraSun Energy Corp. + ...........................           6,141
       100   Verenium Corp. + .................................              94
     1,850   W&T Offshore, Inc. ...............................          50,487
       300   Walter Industries, Inc. ..........................          14,235
       800   Warren Resources, Inc. + .........................           7,984
    12,400   Weatherford International, Ltd. + ................         311,736
     1,500   Western Refining, Inc. ...........................          15,165
     1,500   Westmoreland Coal Co. + ..........................          23,700
     1,300   Whiting Petroleum Corp. + ........................          92,638
     9,500   Williams, Inc. ...................................         224,675
     9,360   XTO Energy, Inc. .................................         435,426
                                                                  -------------
                                                                     25,139,205
                                                                  -------------

FINANCIALS -- 17.1%
     1,200   21st Century Holding co...........................           6,312
       900   Abington Bancorp, Inc. ...........................           9,108
       600   ACA Capital Holdings, Inc. + .....................              54
        50   Acadia Realty Trust ..............................           1,264
     1,300   Advance America Cash Advance Centers, Inc. .......           3,887
       300   Advanta Corp., Class B ...........................           2,469
       200   Affirmative Insurance Holdings, Inc. .............             632
     9,100   Aflac, Inc. ......................................         534,624
     8,525   Allstate Corp. (The) .............................         393,172
     2,225   AMB Property Corp. ...............................         100,793
       519   AMBAC Financial Group, Inc. ......................           1,209
     1,200   AmCOMP, Inc. + ...................................          13,920

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                        -------------
FINANCIALS -- 17.1% (CONTINUED)
       411   Amcore Financial, Inc. ...........................   $       3,802
         7   American Campus Communities, Inc. ................             237
     1,600   American Equity Investment Life Holding Co. ......          12,000
    15,450   American Express Co. .............................         547,393
     1,600   American Financial Group, Inc. ...................          47,200
    37,250   American International Group, Inc. ...............         124,043
       300   American Physicians Capital, Inc. ................          12,699
     2,950   AmeriCredit Corp. + ..............................          29,884
     3,880   Ameriprise Financial, Inc. .......................         148,216
     1,500   Amtrust Financial Services, Inc. .................          20,385
       310   Anchor Bancorp Wisconsin, Inc. ...................           2,279
     8,025   Annaly Capital Management, Inc. ..................         107,936
     1,700   Anworth Mortgage Asset Corp. .....................          10,064
     3,750   AON Corp. ........................................         168,600
     1,078   Apartment Investment & Management Co., Class A ...          37,752
       200   Arbor Realty Trust, Inc. .........................           2,000
       300   Arch Capital Group, Ltd. + .......................          21,909
     1,100   Arthur J Gallagher & Co. .........................          28,226
     2,050   Ashford Hospitality Trust, Inc. ..................           8,303
     1,700   Aspen Insurance Holdings, Ltd. ...................          46,750
       900   Asset Acceptance Capital Corp. + .................           9,486
     3,354   Associated Banc-Corp. ............................          66,912
     1,600   Associated Estates Realty Corp. ..................          20,848
       900   Assurant, Inc. ...................................          49,500
     2,250   Assured Guaranty, Ltd.(a) ........................          36,585
     2,750   Astoria Financial Corp. ..........................          57,007
       725   AvalonBay Communities, Inc. ......................          71,355
     2,000   Axis Capital Holdings, Ltd. ......................          63,420
        50   Bancorp, Inc. + ..................................             250
     1,850   Bancorpsouth, Inc. ...............................          52,041
       650   Bank Mutual Corp. ................................           7,378
    70,843   Bank of America Corp. ............................       2,479,505
       550   Bank of Hawaii Corp. .............................          29,398
    19,463   Bank of New York Mellon Corp. (The) ..............         634,104
        80   BankAtlantic Bancorp, Inc., Class A ..............             656
       700   BankFinancial Corp. ..............................          10,276
       300   Banner Corp. .....................................           3,603
     7,975   BB&T Corp.(a) ....................................         301,454
     1,500   Beneficial Mutual Bancorp, Inc. + ................          18,975
       433   Berkshire Hathaway, Inc., Class B + ..............       1,903,034
     1,500   BGC Partners, Inc., Class A ......................           6,435
     2,500   BioMed Realty Trust, Inc. ........................          66,125
     1,500   Boston Private Financial Holdings, Inc. ..........          13,110
     1,325   Boston Properties, Inc. ..........................         124,099
       788   Brandywine Realty Trust ..........................          12,632
     1,325   BRE Properties, Inc. .............................          64,925
     2,675   Brookfield Properties Corp. ......................          42,371
       606   Brookline Bancorp, Inc. ..........................           7,751
     1,400   Brown & Brown, Inc. ..............................          30,268
       100   Camden National Corp. ............................           3,495
     1,425   Camden Property Trust ............................          65,351
       350   Capital City Bank Group, Inc. ....................          10,973
     1,700   Capital Corp of the West .........................           6,732
     5,200   Capital One Financial Corp. ......................         265,199
     5,039   CapitalSource, Inc. (a) ..........................          61,980
     1,200   CapLease, Inc. ...................................           9,516
     1,600   Capstead Mortgage Corp. ..........................          17,520
       600   Cardinal Financial Corp. .........................           4,848
     1,500   Cascade Bancorp(a) ...............................          13,335
       400   Castlepoint Holdings, Ltd. .......................           4,452
       288   Cathay General Bancorp ...........................           6,854
     2,525   CB Richard Ellis Group, Inc., Class A + ..........          33,759
     2,550   CBL & Associates Properties, Inc. ................          51,204
     1,150   Cedar Shopping Centers, Inc. .....................          15,203
       700   Centerline Holding Co., LP .......................           1,393

  Shares                                                              Value
----------                                                        -------------
FINANCIALS -- 17.1% (CONTINUED)
    14,464   Charles Schwab Corp. (The) .......................   $     376,064
       400   Charter Financial Corp. ..........................           4,300
     1,500   Chemical Financial Corp. .........................          46,710
     5,150   Chubb Corp. ......................................         282,735
     2,994   Cincinnati Financial Corp. .......................          85,149
     3,871   CIT Group, Inc. ..................................          26,942
    85,400   Citigroup, Inc. ..................................       1,751,554
     1,157   Citizens Republic Bancorp, Inc. ..................           3,564
     1,325   CME Group, Inc., Class A .........................         492,251
       750   CoBiz Financial, Inc. ............................           9,008
     1,500   Cogdell Spencer, Inc. ............................          24,060
       350   Cohen & Steers, Inc. .............................           9,916
     3,450   Colonial BancGroup, Inc. (The) ...................          27,117
       429   Colonial Properties Trust ........................           8,018
       276   Columbia Banking System, Inc. ....................           4,893
     1,973   Comerica, Inc. ...................................          64,695
     2,376   Commerce Bancshares, Inc. ........................         110,245
       563   Community Bancorp + ..............................           3,581
     1,500   Community Trust Bancorp, Inc. ....................          51,600
       700   CompuCredit Corp. + ..............................           2,744
     5,400   Conseco, Inc. + ..................................          19,008
       450   Corporate Office Properties Trust ................          18,158
     1,300   Corus Bankshares, Inc. ...........................           5,265
     2,150   Cousins Properties, Inc. .........................          54,245
     1,500   Crawford & Co., Class B + ........................          22,800
     1,300   Credit Acceptance Corp. + ........................          22,802
       450   Cullen/Frost Bankers, Inc. .......................          27,000
       755   CVB Financial Corp. ..............................          10,495
     5,150   DCT Industrial Trust, Inc. .......................          38,574
       237   Deerfield Capital Corp. ..........................             154
       322   Delphi Financial Group, Inc., Class A ............           9,029
     1,000   Delta Financial Corp. + (a) ......................               6
     2,351   Developers Diversified Realty Corp. ..............          74,503
       900   DiamondRock Hospitality Co. ......................           8,190
       500   Digital Realty Trust, Inc. .......................          23,625
     1,000   Dime Community Bancshares ........................          15,220
     7,325   Discover Financial Services ......................         101,232
     1,100   Donegal Group, Inc., Class A .....................          19,943
     1,100   Douglas Emmett, Inc. .............................          25,377
     3,601   Duke Realty Corp. ................................          88,513
     5,887   E*Trade Financial Corp. + ........................          16,484
       500   East West Bancorp, Inc. ..........................           6,850
     2,525   Eaton Vance Corp. ................................          88,956
     1,500   Education Realty Trust, Inc. .....................          16,620
       200   Encore Capital Group, Inc. + .....................           2,740
     2,350   Endurance Specialty Holdings, Ltd. ...............          72,662
        50   Enterprise Financial Services Corp. ..............           1,128
     3,779   Equity Residential ...............................         167,824
       400   Everest Re Group, Ltd. ...........................          34,612
     2,000   Extra Space Storage, Inc. ........................          30,720
     1,000   Ezcorp, Inc., Class A + ..........................          18,800
    14,225   Fannie Mae .......................................          21,764
       500   FBL Financial Group, Inc., Class A ...............          13,945
       300   Federal Realty Investment Trust ..................          25,680
       900   Federated Investors, Inc., Class B ...............          25,965
     1,500   FelCor Lodging Trust, Inc. .......................          10,740
     2,100   FFD Financial Corp. ..............................          25,200
     4,791   Fidelity National Financial, Inc., Class A .......          70,428
     8,001   Fifth Third Bancorp ..............................          95,211
     1,200   Financial Institutions, Inc. .....................          24,012
       100   First Acceptance Corp. + .........................             340
       992   First American Corp. .............................          29,264
       300   First Bancorp ....................................           5,130
     2,650   First Bancorp ....................................          29,309
       680   First Busey Corp. ................................          12,464
       650   First Cash Financial Services, Inc. + ............           9,750
     2,300   First Commonwealth Financial Corp. ...............          30,981

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  SHARES                                                               VALUE
----------                                                         -------------
FINANCIALS -- 17.1% (CONTINUED)
       425   First Community Bancshares, Inc. ..................   $     15,946
     1,300   First Financial Bancorp ...........................         18,980
       100   First Financial Corp. .............................          4,698
     4,485   First Horizon National Corp. ......................         41,982
     2,150   First Industrial Realty Trust, Inc. ...............         61,662
       550   First Marblehead Corp. (The)(a) ...................          1,370
     2,250   First Midwest Bancorp, Inc. .......................         54,540
     3,108   First Niagara Financial Group, Inc. ...............         48,950
     1,700   First State Bancorporation ........................          9,078
     2,700   FirstMerit Corp. ..................................         56,700
       700   Flagstar Bancorp, Inc. ............................          2,086
     1,150   Flagstone Reinsurance Holdings, Ltd. ..............         11,811
     1,300   FNB Corp. .........................................         20,774
       600   Forest City Enterprises, Inc., Class A ............         18,402
     1,500   Forestar Real Estate Group, Inc. + ................         22,125
     1,500   Fortress Investment Group LLC, Class A(a) .........         15,750
     1,500   Fpic Insurance Group, Inc. + ......................         77,085
       350   Franklin Bank Corp. + .............................            172
     3,200   Franklin Resources, Inc. ..........................        282,016
       550   Franklin Street Properties Corp. ..................          7,150
    10,125   Freddie Mac .......................................         17,314
       150   Fremont General Corp. + ...........................             15
     2,085   Friedman Billings Ramsey Group, Inc., Class A .....          4,170
     4,134   Fulton Financial Corp. ............................         45,102
       440   FX Real Estate and Entertainment, Inc. + ..........            458
     3,550   General Growth Properties, Inc. ...................         53,605
     6,350   Genworth Financial, Inc., Class A .................         54,674
     1,500   Getty Realty Corp. ................................         33,255
     1,500   GFI Group, Inc. ...................................          7,065
     2,300   Glacier Bancorp, Inc. .............................         56,971
     5,700   GLG Partners, Inc. ................................         30,894
     1,300   Glimcher Realty Trust .............................         13,572
     5,470   Goldman Sachs Group, Inc. (The) ...................        700,159
       435   Gramercy Capital Corp. ............................          1,127
       335   Green Bankshares, Inc.(a) .........................          7,876
       150   Greenhill & Co., Inc.(a) ..........................         11,063
     1,800   Grubb & Ellis Co. .................................          4,860
     1,500   Guaranty Bancorp + ................................          9,150
       708   Guaranty Financial Group, Inc. + ..................          2,797
     1,100   Hallmark Financial Services + .....................          9,999
     1,050   Hanmi Financial Corp. .............................          5,303
     1,400   Hanover Insurance Group, Inc. (The) ...............         63,728
     1,320   Harleysville National Corp. .......................         22,414
     4,750   Hartford Financial Services Group, Inc. ...........        194,703
     2,375   HCC Insurance Holdings, Inc. ......................         64,125
     3,325   HCP, Inc. .........................................        133,431
       900   Health Care REIT, Inc. ............................         47,907
        50   Heritage Commerce Corp. ...........................            761
     1,200   Hersha Hospitality Trust ..........................          8,928
       350   Highwoods Properties, Inc. ........................         12,446
     1,200   Hilltop Holdings, Inc. + ..........................         12,384
       500   Horace Mann Educators Corp. .......................          6,435
     1,000   Hospitality Properties Trust ......................         20,520
     7,450   Host Hotels & Resorts, Inc. .......................         99,011
       700   Housevalues, Inc. + ...............................          1,855
     6,075   HRPT Properties Trust .............................         41,857
     7,026   Hudson City Bancorp, Inc. .........................        129,629
     5,451   Huntington Bancshares, Inc. .......................         43,553
       850   IMPAC Mortgage Holdings, Inc. .....................            213
     3,000   Imperial Capital Bancorp, Inc. ....................         26,010
       650   Independent Bank Corp. ............................          4,024
     2,225   IndyMac Bancorp, Inc. .............................            356
       300   Inland Real Estate Corp. ..........................          4,707
     1,375   IntercontinentalExchange, Inc. + ..................        110,935
       500   International Assets Holding Corp. + ..............         12,055

  SHARES                                                               VALUE
----------                                                         -------------
FINANCIALS -- 17.1% (CONTINUED)
     2,365   International Bancshares Corp. ....................   $     63,855
       550   Intervest Bancshares Corp., Class A ...............          4,197
     6,000   Invesco, Ltd. .....................................        125,880
       300   Investment Technology Group, Inc. + ...............          9,129
     1,300   Investors Real Estate Trust .......................         14,547
     2,350   IPC Holdings, Ltd. ................................         70,994
     1,600   Irwin Financial Corp. .............................          6,320
     1,564   iStar Financial, Inc.  (a) ........................          4,066
     3,275   Janus Capital Group, Inc. .........................         79,517
     1,500   Jefferies Group, Inc. .............................         33,600
       150   JER Investors Trust, Inc. .........................            723
    52,859   JPMorgan Chase & Co. ..............................      2,468,515
       600   Kearny Financial Corp. ............................          7,344
     7,473   Keycorp ...........................................         89,228
     3,025   Kimco Realty Corp. ................................        111,743
     1,300   Kite Realty Group Trust ...........................         14,300
     4,800   KKR Financial Holdings LLC ........................         30,528
     2,950   Knight Capital Group, Inc., Class A + .............         43,837
       700   LaBranche & Co., Inc. + ...........................          3,150
     1,300   Lazard, Ltd., Class A .............................         55,588
     2,600   Legg Mason, Inc. ..................................         98,956
    10,218   Lehman Brothers Holdings, Inc. ....................          2,197
     1,905   Leucadia National Corp. ...........................         86,563
       450   Lexington Realty Trust ............................          7,749
       950   Liberty Property Trust ............................         35,768
     3,800   Lincoln National Corp. ............................        162,678
     5,450   Loews Corp. .......................................        215,221
     1,025   M&T Bank Corp. ....................................         91,480
     1,425   Macerich Co. (The) ................................         90,701
     2,400   Mack-Cali Realty Corp. ............................         81,288
     1,500   Maguire Properties, Inc. ..........................          8,940
     7,520   Marsh & McLennan, Inc. ............................        238,835
     3,132   Marshall & Ilsley Corp. ...........................         63,110
     1,300   Max Capital Group, Ltd. ...........................         30,199
       244   MB Financial, Inc. ................................          8,069
     3,000   MBIA, Inc.(a) .....................................         35,700
     1,000   Medallion Financial Corp. .........................         10,470
     1,000   Medical Properties Trust, Inc. ....................         11,350
    19,696   Merrill Lynch & Co., Inc. .........................        498,309
     6,671   MetLife, Inc. .....................................        373,576
     1,500   MF Global, Ltd. + .................................          6,510
     5,700   MFA Mortgage Investments, Inc. ....................         37,050
     1,500   MGIC Investment Corp. .............................         10,545
       100   Mid-America Apartment Communities, Inc. ...........          4,914
       250   Midwest Banc Holdings, Inc. .......................          1,000
     2,700   Montpelier Re Holdings, Ltd. ......................         44,577
     3,675   Moody's Corp. .....................................        124,950
    16,275   Morgan Stanley ....................................        374,325
     3,000   MSCI, Inc., Class A + .............................         72,000
       600   Nara Bancorp, Inc. ................................          6,720
     2,350   Nasdaq OMX Group (The) + ..........................         71,840
    12,438   National City Corp.(a) ............................         21,767
       400   National Interstate Corp. .........................          9,612
     2,744   National Penn Bancshares, Inc. ....................         40,062
     2,595   National Retail Properties, Inc. ..................         62,150
       570   Nationwide Financial Services, Class A ............         28,118
     2,950   Nationwide Health Properties, Inc. ................        106,141
     1,300   Nelnet, Inc., Class A .............................         18,460
     6,712   New York Community Bancorp, Inc. ..................        112,693
     3,100   NewAlliance Bancshares, Inc. ......................         46,592
     2,350   Newcastle Investment Corp. ........................         14,923
        50   North Valley Bancorp ..............................            298
     3,400   Northern Trust Corp. ..............................        245,480
     1,650   NorthStar Realty Finance Corp.  (a) ...............         12,788
       500   Northwest Bancorp, Inc. ...........................         13,770
     2,750   NYSE Euronext .....................................        107,745

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  SHARES                                                               VALUE
----------                                                         -------------
FINANCIALS -- 17.1% (CONTINUED)
       800   Ocwen Financial Corp. + ...........................   $      6,440
     2,250   oday ..............................................         65,588
     2,544   Old National Bancorp ..............................         50,931
     3,112   Old Republic International Corp. ..................         39,678
       400   Old Second Bancorp, Inc. ..........................          7,408
       800   Omega Healthcare Investors, Inc. ..................         15,728
     2,250   optionsXpress Holdings, Inc. ......................         43,695
       432   Oriental Financial Group, Inc. ....................          7,716
       283   Pacific Capital Bancorp NA ........................          5,759
     1,500   Parkway Properties, Inc. ..........................         56,790
       400   PartnerRe, Ltd. ...................................         27,236
     1,000   Penn Treaty American Corp. + ......................          1,580
     3,347   People's United Financial, Inc. ...................         64,429
       623   PHH Corp. + .......................................          8,280
       400   Philadelphia Consolidated Holding Co. + ...........         23,428
     3,150   Phoenix Cos., Inc. (The) ..........................         29,106
     2,250   Platinum Underwriters Holdings, Ltd. ..............         79,830
     2,584   Plum Creek Timber Co., Inc. .......................        128,837
       525   PMI Group, Inc. ...................................          1,549
     5,475   Popular, Inc. .....................................         45,388
     1,800   Portfolio Recovery Associates, Inc. + .............         87,534
     1,300   Post Properties, Inc. .............................         36,361
     1,500   Preferred Bank ....................................         16,815
       400   Presidential Life Corp. ...........................          6,316
       100   Primus Guaranty, Ltd. + ...........................            262
     4,000   Principal Financial Group, Inc. ...................        173,960
       265   ProAssurance Corp. + ..............................         14,840
     9,075   Progressive Corp. (The) ...........................        157,905
     4,644   Prologis ..........................................        191,657
     2,171   Prosperity Bancshares, Inc. .......................         73,792
     2,550   Protective Life Corp. .............................         72,701
     1,300   Provident Bankshares Corp. ........................         12,623
     2,200   Provident Financial Services, Inc. ................         36,322
        50   Provident New York Bancorp ........................            661
     7,100   Prudential Financial, Inc. ........................        511,199
     1,439   Public Storage ....................................        142,474
     2,000   Pzena Investment Management, Inc., Class A ........         18,960
       570   Radian Group, Inc. ................................          2,873
     1,700   RAIT Financial Trust ..............................          9,333
     1,500   Ramco-Gershenson Properties Trust .................         33,630
       900   Raymond James Financial, Inc. .....................         29,682
       801   Rayonier, Inc. ....................................         37,927
     3,100   Realty Income Corp.  (a) ..........................         79,360
     1,625   Regency Centers Corp. .............................        108,371
    10,356   Regions Financial Corp. ...........................         99,417
     1,500   Reinsurance Group of America, Inc., Class A .......         81,000
     1,700   RenaissanceRe Holdings, Ltd. ......................         88,400
        50   Renasant Corp. ....................................          1,086
     1,500   Republic Bancorp, Inc., Class A ...................         45,480
       250   Resource America, Inc., Class A ...................          2,375
       200   Resource Capital Corp. ............................          1,212
     1,200   Roma Financial Corp. ..............................         17,700
     1,500   S.Y. Bancorp, Inc. ................................         45,930
     2,100   Santander BanCorp .................................         22,680
       700   SeaBright Insurance Holdings, Inc. + ..............          9,100
       750   Seacoast Banking Corp of Florida ..................          8,048
       800   Selective Insurance Group .........................         18,336
     1,450   Senior Housing Properties Trust ...................         34,554
     3,266   Simon Property Group, Inc. ........................        316,801
       397   SL Green Realty Corp. .............................         25,726
     9,200   SLM Corp. + .......................................        113,528
       650   South Financial Group, Inc. (The) .................          4,765
     1,000   Southern Missouri Bancorp, Inc. ...................         13,050
        50   Southwest Bancorp, Inc. ...........................            884
    10,027   Sovereign Bancorp, Inc. ...........................         39,607

  SHARES                                                               VALUE
----------                                                         -------------
FINANCIALS -- 17.1% (CONTINUED)
       700   St. Joe Co. (The) .................................   $     27,363
       490   StanCorp Financial Group, Inc. ....................         25,480
     7,465   State Street Corp. ................................        424,609
     1,500   StellarOne Corp. ..................................         31,005
        50   Sterling Bancorp, Class N .........................            723
       600   Sterling Bancshares, Inc. .........................          6,270
       394   Sterling Financial Corp. ..........................          5,713
       300   Stewart Information Services Corp. ................          8,925
       600   Strategic Hotels & Resorts, Inc. ..................          4,530
     1,500   Student Loan Corp. (The) ..........................        139,500
        50   Suffolk Bancorp ...................................          1,971
       783   Sun Bancorp, Inc. + ...............................         10,610
     1,500   Sun Communities, Inc. .............................         29,715
     6,130   SunTrust Banks, Inc. ..............................        275,788
       150   Superior Bancorp + ................................          1,268
     2,790   Susquehanna Bancshares, Inc. ......................         54,461
       350   SVB Financial Group + .............................         20,272
     5,431   Synovus Financial Corp. ...........................         56,211
     4,125   T Rowe Price Group, Inc. ..........................        221,554
       500   Taubman Centers, Inc. .............................         25,000
     1,500   Taylor Capital Group, Inc. ........................         17,985
     3,400   TCF Financial Corp. ...............................         61,200
     3,225   TD Ameritrade Holding Corp. + .....................         52,245
        50   Tejon Ranch Co. + .................................          1,858
       400   Texas Capital Bancshares, Inc. + ..................          8,304
     3,050   TFS Financial Corp. ...............................         38,186
       600   Thomas Weisel Partners Group, Inc. + ..............          5,058
       224   Thornburg Mortgage, Inc. ..........................            392
     1,500   Tompkins Financial Corp. ..........................         75,750
     1,000   Torchmark Corp. ...................................         59,800
     1,500   Tower Group, Inc. .................................         35,340
       100   TowneBank .........................................          2,200
       100   TradeStation Group, Inc. + ........................            935
     9,109   Travelers Cos., Inc. (The) ........................        411,726
     1,590   Tree.com, Inc. + ..................................          7,664
     2,450   Triad Guaranty, Inc. + (a) ........................          3,896
     1,708   Trustco Bank Corp. ................................         20,001
     2,300   Trustmark Corp. ...................................         47,702
    26,359   U.S. Bancorp ......................................        949,450
     1,225   UCBH Holdings, Inc.(a) ............................          7,852
     3,450   UDR, Inc. .........................................         90,218
       160   UMB Financial Corp. ...............................          8,403
     2,450   Umpqua Holdings Corp. .............................         36,040
       600   UnionBanCal Corp. .................................         43,974
       650   United America Indemnity, Ltd., Class A + .........          9,250
     1,300   United Bankshares, Inc. ...........................         45,500
     2,305   United Community Banks, Inc.(a) ...................         30,566
       600   United Community Financial Corp. ..................          3,000
     1,500   United Financial Bankcorp, Inc. ...................         22,275
     1,075   United Fire & Casualty Co. ........................         30,734
       400   United PanAm Financial Corp. + ....................          1,472
       300   United Security Bancshares ........................          4,908
       350   Unitrin, Inc. .....................................          8,729
     5,007   Unum Group ........................................        125,676
     1,500   Urstadt Biddle Properties, Inc., Class A ..........         28,125
     1,350   U-Store-It Trust ..................................         16,565
     1,507   Valley National Bancorp ...........................         31,587
     1,575   Ventas, Inc. ......................................         77,837
       525   Vineyard National Bancorp .........................            656
     2,065   Virginia Commerce Bancorp + .......................         12,906
     2,925   Vornado Realty Trust ..............................        266,028
       781   W Holding Co., Inc.(a) ............................            422
       100   W.P. Stewart & Co., Ltd. ..........................            116
     3,687   W.R. Berkley Corp. ................................         86,829
    35,402   Wachovia Corp. ....................................        123,906
     1,800   Waddell & Reed Financial, Inc., Class A ...........         44,550

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  SHARES                                                               VALUE
----------                                                         -------------
FINANCIALS -- 17.1% (CONTINUED)
     1,033   Washington Federal, Inc. ..........................   $     19,059
    12,031   Washington Mutual, Inc. ...........................            987
       250   Washington Real Estate Investment Trust ...........          9,158
       400   Washington Trust Bancorp, Inc. ....................         10,640
       550   Waterstone Financial, Inc. + ......................          5,374
     2,354   Webster Financial Corp. ...........................         59,439
     1,900   Weingarten Realty Investors .......................         67,773
    49,104   Wells Fargo & Co. .................................      1,842,872
       300   WesBanco, Inc. ....................................          7,986
       550   Western Alliance Bancorp + ........................          8,503
     1,700   Westfield Financial, Inc. .........................         17,510
     1,675   Whitney Holding Corp. .............................         40,619
       700   Wilmington Trust Corp.(a) .........................         20,181
       700   Wilshire Bancorp, Inc. ............................          8,519
     2,425   XL Capital, Ltd., Class A .........................         43,505
     1,630   Zions Bancorporation(a) ...........................         63,081
       400   ZipRealty, Inc. + .................................          1,632
                                                                   -------------
                                                                     34,055,501
                                                                   -------------
HEALTH CARE -- 12.8%
    23,850   Abbott Laboratories ...............................      1,373,283
       100   Abraxis Bioscience, Inc. + ........................          6,896
       600   Acadia Pharmaceuticals, Inc. + ....................          1,608
       100   ADAM, Inc. + ......................................            543
       100   Adolor Corp. + ....................................            345
     2,481   Advanced Medical Optics, Inc. + ...................         44,112
     7,750   Aetna, Inc. .......................................        279,852
       700   Affymetrix, Inc. + ................................          5,418
       300   Air Methods Corp. + ...............................          8,493
     2,400   Akorn, Inc. + .....................................         12,312
       700   Albany Molecular Research, Inc. + .................         12,663
     1,500   Alexion Pharmaceuticals, Inc. + ...................         58,950
       950   Align Technology, Inc. + ..........................         10,289
     3,075   Alkermes, Inc. + ..................................         40,898
     5,230   Allergan, Inc. ....................................        269,345
     1,600   Alliance Imaging, Inc. + ..........................         16,432
     2,100   Allos Therapeutics, Inc. + ........................         15,561
       100   Altus Pharmaceuticals, Inc. + .....................            111
         1   Amedisys, Inc. + ..................................             49
     2,400   American Medical Systems Holdings, Inc. + .........         42,624
       600   AMERIGROUP Corp. + ................................         15,144
     2,440   AmerisourceBergen Corp., Class A ..................         91,866
    17,102   Amgen, Inc. + .....................................      1,013,635
     1,300   Amicus Therapeutics, Inc. + .......................         19,656
       750   AMN Healthcare Services, Inc. + ...................         13,178
     1,750   Amylin Pharmaceuticals, Inc. + ....................         35,385
       600   Angeion Corp. + ...................................          2,976
       500   Anika Therapeutics, Inc. + ........................          3,615
     1,850   Applied Biosystems, Inc. ..........................         63,363
     1,800   Arena Pharmaceuticals, Inc. + .....................          9,000
       400   Artes Medical, Inc. + .............................            320
     1,400   Aspect Medical Systems, Inc. + ....................          7,280
     2,000   AspenBio Pharma, Inc. + ...........................         12,480
       200   Atherogenics, Inc. + (a) ..........................             70
     1,075   Barr Pharmaceuticals, Inc. + ......................         70,198
    10,038   Baxter International, Inc. ........................        658,793
       500   Beckman Coulter, Inc. .............................         35,495
     3,425   Becton Dickinson & Co. ............................        274,891
       800   Biodel, Inc. + ....................................          2,680
     1,700   BioForm Medical, Inc. + ...........................          6,664
     4,105   Biogen Idec, Inc. + ...............................        206,440
     3,400   BioMarin Pharmaceutical, Inc. + ...................         90,066
    22,339   Boston Scientific Corp. + .........................        274,100
    31,900   Bristol-Myers Squibb Co. ..........................        665,115
       200   BSD Medical Corp. + ...............................          1,010
     1,025   C.R. Bard, Inc. ...................................         97,242

  SHARES                                                               VALUE
----------                                                         -------------
HEALTH CARE -- 12.8% (CONTINUED)
       100   Candela Corp. + ...................................   $        245
     1,500   Cantel Medical Corp. + ............................         14,430
     2,100   Capital Senior Living Corp. + .....................         15,960
     1,150   Caraco Pharmaceutical Laboratories, Ltd. + ........         14,387
     4,936   Cardinal Health, Inc. .............................        243,245
     2,700   Celera Corp. + ....................................         41,715
     6,200   Celgene Corp. + ...................................        392,335
     1,625   Cephalon, Inc. + ..................................        125,921
       500   Cepheid, Inc. + ...................................          6,915
       550   Cerner Corp. + ....................................         24,552
     1,094   Charles River Laboratories International, Inc. + ..         60,750
     3,800   Cigna Corp. .......................................        129,124
       200   Cleveland Biolabs, Inc. + .........................            834
     1,100   Community Health Systems, Inc. + ..................         32,241
     2,205   Cooper Cos., Inc. (The) ...........................         76,646
     1,500   Cougar Biotechnology, Inc. + (a) ..................         50,085
     1,450   Covance, Inc. + ...................................        128,194
     2,216   Coventry Health Care, Inc. + ......................         72,131
     7,787   Covidien, Ltd. ....................................        418,628
       500   Cubist Pharmaceuticals, Inc. + ....................         11,115
       100   CuraGen Corp. + ...................................             80
     1,100   CV Therapeutics, Inc. + ...........................         11,880
       700   Cynosure, Inc., Class A + .........................         12,558
     2,275   DaVita, Inc. + ....................................        129,698
       200   Dendreon Corp. + (a) ..............................          1,142
     2,075   Dentsply International, Inc. ......................         77,896
       100   Dialysis Corp. of America + .......................            785
       100   Dyax Corp. + ......................................            440
       700   Eclipsys Corp. + ..................................         14,665
       550   Edwards Lifesciences Corp. + ......................         31,768
    16,695   Eli Lilly & Co. ...................................        735,081
       350   Emergent Biosolutions, Inc. + .....................          4,582
     1,650   Endo Pharmaceuticals Holdings, Inc. + .............         33,000
     1,700   eResearchTechnology, Inc. + .......................         20,247
       700   ev3, Inc. + .......................................          7,028
     1,300   Exelixis, Inc. + ..................................          7,904
     2,650   Express Scripts, Inc., Class A + ..................        195,623
       100   Five Star Quality Care, Inc. + ....................            375
     4,700   Forest Laboratories, Inc. + .......................        132,916
     6,800   Genentech, Inc. + .................................        603,023
       600   Genomic Health, Inc. + ............................         13,590
     1,375   Gen-Probe, Inc. + .................................         72,944
        50   Gentiva Health Services, Inc. + ...................          1,347
     3,655   Genzyme Corp. + ...................................        295,653
    13,900   Gilead Sciences, Inc. + ...........................        633,561
       450   GTx, Inc. + .......................................          8,559
     1,200   Halozyme Therapeutics, Inc. + .....................          8,808
     5,150   Health Management Associates, Inc., Class A + .....         21,424
     2,200   Health Net, Inc. + ................................         51,920
     2,750   Healthsouth Corp. + ...............................         50,683
     1,500   Healthspring, Inc. + ..............................         31,740
       800   Henry Schein, Inc. + ..............................         43,072
       300   Hill-Rom Holdings, Inc. ...........................          9,093
     2,295   HLTH Corp. + ......................................         26,232
     3,452   Hologic, Inc. + ...................................         66,727
     2,340   Hospira, Inc. + ...................................         89,388
     4,150   Human Genome Sciences, Inc. + .....................         26,353
     2,900   Humana, Inc. + ....................................        119,480
       200   Hythiam, Inc. + ...................................            258
     2,300   Idenix Pharmaceuticals, Inc. + ....................         16,629
     1,500   Idexx Laboratories, Inc. + ........................         82,200
     2,188   Illumina, Inc. + ..................................         88,680
     1,625   ImClone Systems, Inc. + ...........................        101,465
       100   Immtech Pharmaceuticals, Inc., Class A + ..........             60

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  SHARES                                                               VALUE
----------                                                         -------------
HEALTH CARE -- 12.8% (CONTINUED)
     1,680   Immucor, Inc. + ...................................   $     53,693
     2,500   IMS Health, Inc. ..................................         47,275
     3,200   Incyte Corp., Ltd. + ..............................         24,480
     1,400   Indevus Pharmaceuticals, Inc. + ...................          4,690
       600   Infinity Pharmaceuticals, Inc. + ..................          4,650
       650   InterMune, Inc. + .................................         11,122
     1,500   inVentiv Health, Inc. + ...........................         26,490
     1,681   Inverness Medical Innovations, Inc. + .............         50,430
     1,150   Invitrogen Corp. + ................................         43,470
       200   IRIS International, Inc. + ........................          3,580
       700   Isis Pharmaceuticals, Inc. + ......................         11,823
       400   Jazz Pharmaceuticals, Inc. + (a) ..................          1,976
    45,435   Johnson & Johnson .................................      3,147,736
       300   Kendle International, Inc. + ......................         13,413
       300   Keryx Biopharmaceuticals, Inc. + ..................            105
     2,350   Kinetic Concepts, Inc. + ..........................         67,187
     3,624   King Pharmaceuticals, Inc. + ......................         34,718
     2,425   Laboratory Corp. of America Holdings + ............        168,538
       700   LCA-Vision, Inc. ..................................          3,248
       600   LHC Group, Inc. + .................................         17,088
       565   LifePoint Hospitals, Inc. + .......................         18,159
       600   Ligand Pharmaceuticals, Inc., Class B + ...........          1,770
       700   Lincare Holdings, Inc. + ..........................         21,063
       200   Luminex Corp. + ...................................          5,002
     1,500   MAKO Surgical Corp. + .............................         11,565
     1,100   MannKind Corp. + ..................................          4,246
       200   Maxygen, Inc. + ...................................            846
     3,650   McKesson Corp. ....................................        196,407
       200   MDRNA, Inc. + .....................................             78
     3,425   Medarex, Inc. + ...................................         22,160
     1,500   MedAssets, Inc. + .................................         25,800
     8,098   Medco Health Solutions, Inc. + ....................        364,409
     1,500   Medicines Co. (The) + .............................         34,830
       300   Medicis Pharmaceutical Corp., Class A .............          4,473
    18,768   Medtronic, Inc. ...................................        940,276
     2,050   Mentor Corp. ......................................         48,913
    34,458   Merck & Co., Inc. .................................      1,087,494
       100   Merge Healthcare, Inc. ............................            101
       800   Micrus Endovascular Corp. + .......................         11,160
       250   Millipore Corp. + .................................         17,200
       200   Momenta Pharmaceuticals, Inc. + ...................          2,622
     4,250   Mylan, Inc. + .....................................         48,535
     1,300   Myriad Genetics, Inc. + ...........................         84,344
     1,450   Nektar Therapeutics + .............................          5,206
       200   Neurocrine Biosciences, Inc. + ....................            938
       800   Nighthawk Radiology Holdings, Inc. + ..............          5,776
       600   Northstar Neuroscience, Inc. + ....................            930
       900   Novacea, Inc. + ...................................          1,386
       900   Oculus Innovative Sciences, Inc. + ................          1,719
       200   Odyssey HealthCare, Inc. + ........................          2,030
     1,650   Omnicare, Inc. ....................................         47,471
     1,325   Onyx Pharmaceuticals, Inc. + ......................         47,939
     1,250   Orexigen Therapeutics, Inc. + .....................         13,488
     1,500   Orthofix International NV + .......................         27,945
     1,350   OSI Pharmaceuticals, Inc. + .......................         66,542
        50   Palomar Medical Technologies, Inc. + ..............            673
     1,500   Parexel International Corp. + .....................         42,990
     3,350   Patterson Cos., Inc. + ............................        101,874
       800   PDI, Inc. + .......................................          6,352
     1,300   PDL BioPharma, Inc. ...............................         12,103
       500   Pediatrix Medical Group, Inc. + ...................         26,960
     1,517   PerkinElmer, Inc. .................................         37,879
     1,250   Perrigo Co. .......................................         48,075
   105,211   Pfizer, Inc. ......................................      1,940,091
     1,400   Pharmaceutical Product Development, Inc. ..........         57,890
       400   Pozen, Inc. + .....................................          4,204

  SHARES                                                               VALUE
----------                                                         -------------
HEALTH CARE -- 12.8% (CONTINUED)
     1,300   Progenics Pharmaceuticals, Inc. + .................   $     17,303
       200   Providence Service Corp. (The) + ..................          1,960
       500   PSS World Medical, Inc. + .........................          9,750
     2,350   Psychiatric Solutions, Inc. + .....................         89,183
     1,700   Pure Bioscience + .................................          5,338
     2,925   Quest Diagnostics, Inc. ...........................        151,135
     2,700   Regeneron Pharmaceuticals, Inc. + .................         58,941
       400   Repros Therapeutics, Inc. + (a) ...................          2,844
       600   Res-Care, Inc. + ..................................         10,884
       800   Resmed, Inc. + ....................................         34,400
       100   Rigel Pharmaceuticals, Inc. + .....................          2,335
       818   RTI Biologics, Inc. + .............................          7,648
     1,500   RXi Pharmaceuticals Corp. + .......................         12,240
     1,200   Salix Pharmaceuticals, Ltd. + .....................          7,692
       300   Sangamo Biosciences, Inc. + .......................          2,310
     2,300   Savient Pharmaceuticals, Inc. + ...................         34,293
    26,725   Schering-Plough Corp. .............................        493,611
       900   Seattle Genetics, Inc. + ..........................          9,630
       100   Senomyx, Inc. + ...................................            453
     1,700   Sepracor, Inc. + ..................................         31,127
       450   Sirona Dental Systems, Inc. + .....................         10,476
       700   Skilled Healthcare Group, Inc., Class A + .........         11,123
     1,100   Somaxon Pharmaceuticals, Inc. + ...................          3,465
     5,900   St. Jude Medical, Inc. + ..........................        256,591
       650   STERIS Corp. ......................................         24,427
     5,020   Stryker Corp. .....................................        312,746
       700   Symmetry Medical, Inc. + ..........................         12,992
       900   Synta Pharmaceuticals Corp. + .....................          6,858
       900   Techne Corp. + ....................................         64,908
       400   Telik, Inc. + .....................................            264
     8,526   Tenet Healthcare Corp. + ..........................         47,319
     1,900   Tercica, Inc. + ...................................         16,986
       600   Thermage, Inc. + ..................................          2,058
     6,309   Thermo Fisher Scientific, Inc. + ..................        346,994
     2,300   Thoratec Corp. + ..................................         60,375
     1,500   TranS1, Inc. + ....................................         14,835
        50   Transcend Services, Inc. + ........................            524
       600   United American Healthcare Corp. + ................          1,176
       200   United Therapeutics Corp. + .......................         21,034
    20,512   UnitedHealth Group, Inc. ..........................        520,799
     1,500   Universal American Corp. + ........................         18,285
     1,300   Universal Health Services, Inc., Class B ..........         72,839
       750   Valeant Pharmaceuticals International + ...........         15,353
     2,500   Varian Medical Systems, Inc. + ....................        142,825
     1,100   VCA Antech, Inc. + ................................         32,417
     3,600   Vertex Pharmaceuticals, Inc. + ....................        119,664
     1,800   Viropharma, Inc. + ................................         23,616
     1,500   Virtual Radiologic Corp. + ........................         12,240
       200   Vital Signs, Inc. .................................         14,780
     1,500   Volcano Corp. + ...................................         25,935
     2,850   Warner Chilcott, Ltd., Class A + ..................         43,092
     2,000   Waters Corp. + ....................................        116,360
     1,350   Watson Pharmaceuticals, Inc. + ....................         38,475
     8,241   WellPoint, Inc. +                                          385,431
    21,550   Wyeth .............................................        796,057
     2,850   Zimmer Holdings, Inc. + ...........................        183,996
       800   Zymogenetics, Inc. + ..............................          5,328
                                                                   -------------
                                                                     25,563,802
                                                                   -------------
INDUSTRIALS -- 11.6%
    10,450   3M Co. ............................................        713,840
     2,200   ABM Industries, Inc. ..............................         48,048
       200   Accuride Corp. + ..................................            320
       240   Actuant Corp., Class A ............................          6,058
       100   Acuity Brands, Inc. ...............................          4,176
     1,500   Administaff, Inc. .................................         40,830
     1,500   Advisory Board Co. (The) + ........................         45,240

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                         ------------
INDUSTRIALS -- 11.6% (CONTINUED)
     1,100   Aecom Technology Corp. + ..........................   $     26,884
     1,200   AeroCentury Corp. + ...............................         15,600
     1,500   Aerovironment, Inc. + .............................         47,925
       850   AGCO Corp. + ......................................         36,219
       700   Aircastle, Ltd.(a) ................................          6,937
       350   Alexander & Baldwin, Inc. .........................         15,411
       150   Alliant Techsystems, Inc. + .......................         14,091
     5,475   Allied Waste Industries, Inc. + ...................         60,827
       250   Amerco, Inc. + ....................................         10,483
     1,300   American Commercial Lines, Inc. + .................         13,832
       300   American Science & Engineering, Inc. ..............         17,919
     1,950   American Superconductor Corp. + ...................         45,962
     1,500   American Woodmark Corp. ...........................         33,674
        50   Ameron International Corp. ........................          3,583
     1,050   Ametek, Inc. ......................................         42,809
     3,575   AMR Corp. + .......................................         35,107
     1,500   Amrep Corp. + .....................................         63,615
       400   AO Smith Corp. ....................................         15,676
     1,500   Apogee Enterprises, Inc. ..........................         22,545
       100   Applied Energetics, Inc. + ........................             85
       200   Applied Signal Technology, Inc. ...................          3,476
       300   Armstrong World Industries, Inc. ..................          8,670
     2,250   Ascent Solar Technologies, Inc. + .................         13,680
     1,100   Avery Dennison Corp. ..............................         48,928
     1,092   Avis Budget Group, Inc. + .........................          6,268
       200   Axsys Technologies, Inc. + ........................         11,788
     1,500   AZZ, Inc. + .......................................         62,055
       200   Baker (Michael) Corp. + ...........................          6,960
     1,300   Barnes Group, Inc. ................................         26,286
       400   Basin Water, Inc. + ...............................            736
     2,975   BE Aerospace, Inc. + ..............................         47,094
       500   Belden, Inc. ......................................         15,895
     1,000   Blount International, Inc. + ......................         11,130
     1,400   BlueLinx Holdings, Inc. ...........................          7,406
    10,750   Boeing Co. ........................................        616,513
       550   Brady Corp., Class A ..............................         19,404
     2,250   Briggs & Stratton Corp. ...........................         36,405
       450   Brink's Co. (The) .................................         27,459
       100   BTU International, Inc. + .........................            880
     1,500   Bucyrus International, Inc., Class A ..............         67,020
     2,050   Builders FirstSource, Inc. + ......................         12,280
       150   Building Materials Holding Corp. ..................             71
     4,090   Burlington Northern Santa Fe Corp. ................        378,038
       100   C&D Technologies, Inc. + ..........................            568
       500   Carlisle Cos., Inc. ...............................         14,985
       100   Casella Waste Systems, Inc., Class A + ............          1,174
    10,150   Caterpillar, Inc. .................................        604,939
     1,800   CBIZ, Inc. + ......................................         15,210
       400   CDI Corp. .........................................          8,932
     1,900   Ceco Environmental Corp. + ........................          7,524
       800   Celadon Group, Inc. + .............................          9,176
     1,300   Cenveo, Inc. + (a) ................................          9,997
     3,100   CH Robinson Worldwide, Inc. .......................        157,976
     1,850   Chart Industries, Inc. + ..........................         52,836
     1,832   Cintas Corp. ......................................         52,597
       400   Clarcor, Inc. .....................................         15,180
       300   Coleman Cable, Inc. + (a) .........................          3,009
       400   Columbus McKinnon Corp. + .........................          9,428
       900   Comfort Systems USA, Inc. .........................         12,024
       300   Commercial Vehicle Group, Inc. + ..................          2,133
       100   Competitive Technologies, Inc. + ..................            190
       750   COMSYS IT Partners, Inc. + ........................          7,290
     2,000   Continental Airlines, Inc., Class B + .............         33,360
       450   Con-way, Inc. .....................................         19,850
     2,625   Cooper Industries, Ltd., Class A ..................        104,868
       700   Copart, Inc. + ....................................         26,600
       200   Cornell, Inc. + ...................................          5,436

  Shares                                                              Value
----------                                                         ------------
INDUSTRIALS -- 11.6% (CONTINUED)
     1,700   Corrections Corp. of America + ....................   $     42,245
     1,850   Covanta Holding Corp. + ...........................         44,289
       100   Covenant Transportation Group, Inc., Class A + ....            288
       300   Crane Co. .........................................          8,913
     6,200   CSX Corp. .........................................        338,334
     2,500   Cummins, Inc. .....................................        109,300
       300   Curtiss-Wright Corp. ..............................         13,635
     3,468   Danaher Corp. .....................................        240,678
     8,200   Deere & Co. .......................................        405,899
     6,825   Delta Air Lines, Inc. + ...........................         50,846
       750   Deluxe Corp. ......................................         10,793
       200   Diamond Management & Technology
             Consultants, Inc., Class A ........................            938
       200   Document Security Systems, Inc. + .................            882
     1,000   Dollar Thrifty Automotive Group + .................          1,930
       900   Donaldson Co., Inc. ...............................         37,719
     3,650   Dover Corp. .......................................        148,008
       478   DRS Technologies, Inc. ............................         36,687
     1,425   Dun & Bradstreet Corp. ............................        134,462
     1,500   DXP Enterprises, Inc. + ...........................         79,965
     1,500   Dycom Industries, Inc. + ..........................         19,530
       400   Dynamic Materials Corp. ...........................          9,284
     2,200   Eagle Bulk Shipping, Inc. .........................         30,668
     2,900   Eaton Corp. .......................................        162,922
     2,500   EMCOR Group, Inc. + ...............................         65,800
    11,500   Emerson Electric Co. ..............................        469,084
     1,200   Empire Resources, Inc. ............................          3,492
       550   Encore Wire Corp. .................................          9,961
     1,500   Ener1, Inc. + (a) .................................         11,715
     1,500   Energy Recovery, Inc. + ...........................         14,385
     3,000   EnergySolutions, Inc. .............................         30,000
        50   Ennis, Inc. .......................................            773
        50   EnPro Industries, Inc. + ..........................          1,858
     1,975   Equifax, Inc. .....................................         68,039
     1,725   Evergreen Solar, Inc. + ...........................          9,522
     5,125   Expeditors International of Washington, Inc. ......        178,555
       400   Exponent, Inc. + ..................................         13,236
       100   ExpressJet Holdings, Inc., Class A + ..............             19
     1,850   Fastenal Co. ......................................         91,371
     4,932   FedEx Corp. .......................................        389,825
       750   First Advantage Corp., Class A + ..................         10,538
       200   Flanders Corp. + ..................................          1,260
       500   Flowserve Corp. ...................................         44,385
     2,500   Fluor Corp. .......................................        139,249
       100   Force Protection, Inc. + ..........................            268
     1,750   Foster Wheeler, Ltd. + ............................         63,193
     1,500   FreightCar America, Inc. ..........................         43,905
       600   Frontier Airlines Holdings, Inc. + (a) ............            180
       100   Frozen Food Express Industries ....................            541
     1,325   FTI Consulting, Inc. + ............................         95,717
       500   FuelCell Energy, Inc. + ...........................          3,015
       300   Furmanite Corp. + .................................          3,102
       550   Gardner Denver, Inc. + ............................         19,096
       200   GATX Corp. ........................................          7,914
       300   Gehl Co. + ........................................          8,829
       300   GenCorp, Inc. + ...................................          2,022
     1,425   General Cable Corp. + .............................         50,773
     4,790   General Dynamics Corp. ............................        352,640
   156,596   General Electric Co. ..............................      3,993,197
     1,300   Geo Group, Inc. (The) + ...........................         26,273
     1,825   Goodrich Corp. ....................................         75,920
       125   Gorman-Rupp Co. (The) .............................          4,715
       487   Graco, Inc. .......................................         17,342
     3,150   GrafTech International, Ltd. + ....................         47,597
     2,050   Greenbrier, Inc. ..................................         39,996

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                         ------------
INDUSTRIALS -- 11.6% (CONTINUED)
     1,850   Griffon Corp. + ...................................   $     16,687
     1,350   Hardinge, Inc. ....................................         17,145
     1,800   Harsco Corp. ......................................         66,942
       375   Healthcare Services Group .........................          6,859
     2,433   Heartland Express, Inc. ...........................         37,760
     1,500   Heidrick & Struggles International, Inc. ..........         45,225
       200   Herley Industries, Inc. + .........................          3,420
       650   Herman Miller, Inc. ...............................         15,906
     4,550   Hertz Global Holdings, Inc. + .....................         34,444
     1,050   Hexcel Corp. + ....................................         14,375
     1,400   HI Shear Technology Corp. .........................         13,300
       300   Hill International, Inc. + ........................          4,155
     2,100   Hoku Scientific, Inc. + ...........................         12,306
    10,575   Honeywell International, Inc. .....................        439,391
       550   Horizon Lines, Inc., Class A(a) ...................          5,429
       400   Hubbell, Inc., Class B ............................         14,020
       400   Hurco Cos., Inc. + ................................         11,828
       100   Huron Consulting Group, Inc. + ....................          5,698
       300   ICT Group, Inc. + .................................          2,415
       675   IDEX Corp. ........................................         20,939
       250   II-VI, Inc. + .....................................          9,665
       650   IKON Office Solutions, Inc. .......................         11,057
     8,516   Illinois Tool Works, Inc. .........................        378,535
        50   Imperial Industries, Inc. + .......................             51
       950   Industrial Services of America, Inc. ..............          9,738
     4,284   Ingersoll-Rand Co., Ltd., Class A .................        133,532
       100   Innovative Solutions & Support, Inc. ..............            546
     1,500   Insituform Technologies, Inc., Class A + ..........         22,440
     1,500   Integrated Electrical Services, Inc. + ............         26,340
     1,500   Interface, Inc., Class A ..........................         17,055
     1,500   Interline Brands, Inc. + ..........................         24,315
       450   International Shipholding Corp. + .................          9,855
       400   Intersections, Inc. + .............................          3,252
     2,500   ITT Corp. .........................................        139,025
     3,300   Jacobs Engineering Group, Inc. + ..................        179,222
     1,275   JB Hunt Transport Services, Inc. ..................         42,547
     5,025   JetBlue Airways Corp. + ...........................         24,874
       751   John Bean Technologies Corp. + ....................          9,508
     3,275   Joy Global, Inc. ..................................        147,834
        50   Kadant, Inc. + ....................................          1,139
       923   Kansas City Southern + ............................         40,944
     4,050   KBR, Inc. .........................................         61,844
       400   Kelly Services, Inc., Class A .....................          7,620
     2,500   Kennametal, Inc. ..................................         67,800
       150   Kforce, Inc. + ....................................          1,532
     1,200   Kimball International, Inc., Class B ..............         12,960
     2,350   Kirby Corp. + .....................................         89,158
       387   Knight Transportation, Inc. .......................          6,567
     7,000   Kreisler Manufacturing Corp. + ....................         56,000
     2,325   L-3 Communications Holdings, Inc., Class 3 ........        228,594
       100   LaBarge, Inc. + ...................................          1,506
     2,350   Landstar System, Inc. .............................        103,541
       100   LECG Corp. + ......................................            807
       650   Lennox International, Inc. ........................         21,626
     5,700   Lockheed Martin Corp. .............................        625,118
       700   LSI Industries, Inc. ..............................          5,789
     1,500   M&F Worldwide Corp. + .............................         60,000
       200   Macquarie Infrastructure Co. LLC ..................          2,642
     1,400   Manitowoc Co., Inc. (The) .........................         21,770
     1,928   Manpower, Inc. ....................................         83,211
       100   Marten Transport, Ltd. + ..........................          1,951
     5,150   Masco Corp. .......................................         92,390
     1,500   MasTec, Inc. + ....................................         19,935
     3,275   McDermott International, Inc. + ...................         83,676
       600   Meadow Valley Corp. + .............................          5,910
     1,200   Medis Technologies, Ltd. + ........................          2,160

  Shares                                                              Value
----------                                                         ------------
INDUSTRIALS -- 11.6% (CONTINUED)
       300   Mesa Air Group, Inc. + ............................   $         99
     1,650   Metalico, Inc. + ..................................          9,735
     1,300   Mfri, Inc. + ......................................         14,625
     1,900   Mobile Mini, Inc. + ...............................         36,727
     1,650   Monster Worldwide, Inc. + .........................         24,602
     2,950   MPS Group, Inc. + .................................         29,736
       300   MSC Industrial Direct Co., Class A ................         13,821
     4,300   Mueller Water Products, Inc., Class B .............         27,950
       100   NACCO Industries, Inc., Class A ...................          9,452
       400   Navigant Consulting, Inc. + .......................          7,956
     1,500   Navistar International Corp. + ....................         81,270
     5,350   Norfolk Southern Corp. ............................        354,224
     1,200   North American Galvanizing & Coating, Inc. + ......          6,120
     4,200   Northrop Grumman Corp. ............................        254,268
     5,800   Northwest Airlines Corp. + ........................         52,374
       100   On Assignment, Inc. + .............................            788
     2,400   Orbital Sciences Corp. + ..........................         57,528
     1,500   Orion Energy Systems, Inc. + ......................          8,415
     1,500   Orion Marine Group, Inc. + ........................         15,735
     2,300   Oshkosh Corp. .....................................         30,268
       950   Owens Corning, Inc. + .............................         22,715
     5,005   PACCAR, Inc. ......................................        191,141
     1,500   Pacer International, Inc. .........................         24,705
     3,350   Pall Corp. ........................................        115,207
     2,593   Parker Hannifin Corp. .............................        137,429
     1,300   Pentair, Inc. .....................................         44,941
     1,200   PeopleSupport, Inc. + .............................         14,028
       600   Pike Electric Corp. + .............................          8,838
     3,825   Pitney Bowes, Inc. ................................        127,219
       200   Portec Rail Products, Inc. ........................          1,676
       200   Power-One, Inc. + .................................            290
     4,250   PowerSecure International, Inc. + .................         25,755
     1,900   Precision Castparts Corp. .........................        149,682
     1,720   PRG-Schultz International, Inc. + .................         15,411
     1,500   Quanex Building Products Corp. ....................         22,860
     2,450   Quanta Services, Inc. + ...........................         66,175
     8,050   Raytheon Co. ......................................        430,756
     2,475   Republic Services, Inc., Class A ..................         74,201
       200   Resources Connection, Inc. + ......................          4,506
     1,900   Robbins & Myers, Inc. .............................         58,767
     1,700   Robert Half International, Inc. ...................         42,075
     2,500   Rockwell Automation, Inc. .........................         93,350
     2,825   Rockwell Collins, Inc. ............................        135,854
     1,500   Rollins, Inc. .....................................         28,470
     1,150   Roper Industries, Inc. ............................         65,504
     3,350   RR Donnelley & Sons Co. ...........................         82,175
       700   RSC Holdings, Inc. + ..............................          7,952
        75   Rush Enterprises, Inc., Class A + .................            960
       400   Ryder System, Inc. ................................         24,800
       650   Saia, Inc. + ......................................          8,632
       500   Sauer-Danfoss, Inc. ...............................         12,345
     1,700   Shaw Group, Inc. (The) + ..........................         52,241
     1,300   SIFCO Industries, Inc. + ..........................         10,400
     1,600   Simclar, Inc. + ...................................          4,832
        50   Simpson Manufacturing Co., Inc.(a) ................          1,355
     1,500   Skywest, Inc. .....................................         23,970
    11,268   Southwest Airlines Co. ............................        163,498
       500   Spherion Corp. + ..................................          2,435
     2,400   Spire Corp. + .....................................         34,104
     1,600   Spirit Aerosystems Holdings, Inc., Class A + ......         25,712
       484   SPX Corp. .........................................         37,268
       100   Standard Parking Corp. + ..........................          2,222
     1,850   Standard Register Co. (The) .......................         18,223
        50   Standex International Corp. .......................          1,388
     1,500   Stanley, Inc. + ...................................         55,365

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                         ------------
INDUSTRIALS -- 11.6% (CONTINUED)
     1,000   Steelcase, Inc., Class A ..........................   $     10,750
     1,775   Stericycle, Inc. + ................................        104,564
     1,500   Sterling Construction Co., Inc. + .................         24,300
       638   Sunpower Corp., Class B + .........................         44,020
       100   Sypris Solutions, Inc. ............................            161
       700   Taser International, Inc. + .......................          5,005
     1,700   TBS International, Ltd., Class A + (a) ............         22,882
       250   Tennant Co. .......................................          8,565
     1,900   Terex Corp. + .....................................         57,988
       443   Tetra Tech, Inc. + ................................         10,659
     3,700   Textron, Inc. .....................................        108,336
     1,575   Thomas & Betts Corp. + ............................         61,535
       600   Thomas Group, Inc. ................................            960
       800   Timken Co. ........................................         22,680
       312   Titan International, Inc. .........................          6,652
       300   Toro Co. ..........................................         12,390
       100   TRC, Inc. + .......................................            311
       300   Trex Co., Inc. + ..................................          5,433
     2,600   Trimas Corp. + ....................................         17,056
       800   Trinity Industries, Inc. ..........................         20,584
     4,025   TRM Corp. + .......................................            604
     1,500   TurboChef Technologies, Inc. + ....................          9,225
       400   Twin Disc, Inc. ...................................          5,504
     9,012   Tyco International, Ltd. ..........................        315,600
     3,625   UAL Corp. .........................................         31,864
       200   Ultralife Corp. + .................................          1,550
     7,600   Union Pacific Corp. ...............................        540,815
     9,750   United Parcel Service, Inc., Class B ..............        613,178
       600   United Rentals, Inc. + ............................          9,144
       150   United Stationers, Inc. + .........................          7,175
    14,244   United Technologies Corp. .........................        855,494
       400   Universal Forest Products, Inc. ...................         13,964
       850   URS Corp. + .......................................         31,170
     1,491   US Airways Group, Inc. + ..........................          8,991
     1,200   US Home Systems, Inc. + ...........................          3,972
       300   USG Corp. + .......................................          7,680
       500   UTEK Corp. + ......................................          5,075
       900   UTi Worldwide, Inc. ...............................         15,318
       400   Viad Corp. ........................................         11,516
       800   Vicor Corp. .......................................          7,104
       450   Volt Information Sciences, Inc. + .................          4,041
     1,550   Wabash National Corp. .............................         14,648
       300   Wabtec Corp. ......................................         15,369
     1,575   Waste Connections, Inc. + .........................         54,023
     7,300   Waste Management, Inc. ............................        229,876
     1,300   Watson Wyatt Worldwide, Inc., Class A .............         64,649
       250   Werner Enterprises, Inc. ..........................          5,428
     1,500   Woodward Governor Co. .............................         52,905
       300   WW Grainger, Inc. .................................         26,091
     1,000   Xerium Technologies, Inc. .........................          6,440
     2,150   YRC Worldwide, Inc. + (a) .........................         25,714
                                                                   ------------
                                                                     23,058,845
                                                                   ------------
INFORMATION TECHNOLOGY -- 15.8%
     4,800   3Com Corp. + .......................................        11,184
     1,300   Acacia Research-Acacia Technologies + .............          3,926
    10,200   Accenture, Ltd., Class A ..........................        387,599
       200   Access Integrated Technologies, Inc., Class A + ...            286
     1,500   ACI Worldwide, Inc. + .............................         26,280
       100   Actel Corp. + .....................................          1,248
     8,838   Activision Blizzard, Inc. + .......................        136,370
     2,250   Acxiom Corp. ......................................         28,215
     3,281   ADC Telecommunications, Inc. + ....................         27,724
       600   ADDvantage Technologies Group, Inc. + .............          1,614
     8,534   Adobe Systems, Inc. + .............................        336,837
       700   Adtran, Inc. ......................................         13,643

  Shares                                                              Value
----------                                                         ------------
INFORMATION TECHNOLOGY -- 15.8% (CONTINUED)
       500   Advanced Analogic Technologies, Inc. + ............   $      2,325
       700   Advanced Energy Industries, Inc. + ................          9,576
     9,850   Advanced Micro Devices, Inc. + ....................         51,713
     1,500   Aehr Test Systems + ...............................          5,565
       900   Affiliated Computer Services, Inc., Class A + .....         45,567
     7,146   Agilent Technologies, Inc. + ......................        211,950
       500   Agilysys, Inc. ....................................          5,045
     1,000   Airvana, Inc. + ...................................          5,890
     2,259   Akamai Technologies, Inc. + .......................         39,397
       650   Alliance Data Systems Corp. + .....................         41,197
     4,850   Altera Corp. ......................................        100,298
       100   American Technology Corp. + .......................             55
       650   Amkor Technology, Inc. + ..........................          4,141
     3,425   Amphenol Corp., Class A ...........................        137,480
       300   Anadigics, Inc. + .................................            843
     4,350   Analog Devices, Inc. ..............................        114,622
       200   Anaren, Inc. + ....................................          2,030
       700   Answers Corp. + ...................................          3,850
       922   Ansys, Inc. + .....................................         34,916
    12,800   Apple, Inc. + .....................................      1,454,848
    21,383   Applied Materials, Inc. ...........................        323,524
     1,000   Ariba, Inc. + .....................................         14,130
     3,354   Arris Group, Inc. + ...............................         25,926
     1,450   Arrow Electronics, Inc. + .........................         38,019
       700   Aspen Technology, Inc. + ..........................          8,890
       100   Astea International, Inc. + .......................            394
       400   Atheros Communications, Inc. + ....................          9,432
     8,550   Atmel Corp. + .....................................         28,985
     3,800   Autodesk, Inc. + ..................................        127,490
     9,475   Automatic Data Processing, Inc. ...................        405,055
     1,825   Avnet, Inc. + .....................................         44,950
       350   Avocent Corp. + ...................................          7,161
     1,300   AVX Corp. .........................................         13,247
       789   Axcelis Technologies, Inc. + ......................          1,341
       300   Bankrate, Inc. + ..................................         11,673
     2,600   BearingPoint, Inc. + ..............................          1,352
       300   Bel Fuse, Inc., Class B ...........................          8,541
       650   Benchmark Electronics, Inc. + .....................          9,152
       150   BigBand Networks, Inc. + ..........................            554
       600   Bitstream, Inc., Class A + ........................          3,282
     1,300   Blackbaud, Inc. ...................................         23,985
     1,700   Blue Coat Systems, Inc. + .........................         24,123
     3,042   BMC Software, Inc. + ..............................         87,092
       600   Brightpoint, Inc. + ...............................          4,320
     6,365   Broadcom Corp., Class A + .........................        118,579
     1,950   Broadridge Financial Solutions, Inc. ..............         30,011
     8,350   Brocade Communications Systems, Inc. + ............         48,597
       606   Brooks Automation, Inc. + .........................          5,066
     7,022   CA, Inc. ..........................................        140,159
     6,802   Cadence Design Systems, Inc. + ....................         45,982
       200   Callidus Software, Inc. + .........................            792
       200   Cascade Microtech, Inc. + .........................            846
       600   Catapult Communications Corp. + ...................          2,886
     1,400   Ciber, Inc. + .....................................          9,786
     3,397   Ciena Corp. + .....................................         34,242
       900   Cirrus Logic, Inc. + ..............................          4,905
    92,123   Cisco Systems, Inc. + .............................      2,078,294
     2,625   Citrix Systems, Inc. + ............................         66,308
       900   Cogent, Inc. + ....................................          9,198
     3,925   Cognizant Technology Solutions Corp., Class A + ...         89,608
       791   CommScope, Inc. + .................................         27,400
     1,500   Commvault Systems, Inc. + .........................         18,075
     1,780   Computer Sciences Corp. + .........................         71,538
     3,725   Compuware Corp. + .................................         36,095
       400   comScore, Inc. + ..................................          7,052

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                              Value
----------                                                         ------------
INFORMATION TECHNOLOGY -- 15.8% (CONTINUED)
       100   Comtech Telecommunications Corp. + ................   $      4,924
     1,300   Concur Technologies, Inc. + .......................         49,738
     3,300   Convergys Corp. + .................................         48,774
    23,969   Corning, Inc. .....................................        374,875
     1,500   CPI International, Inc. + .........................         21,720
       600   Cray, Inc. + ......................................          3,108
       700   Cree, Inc. + ......................................         15,946
       100   CTS Corp. .........................................          1,278
     2,509   Cybersource Corp. + ...............................         40,420
     2,325   Cypress Semiconductor Corp. + .....................         12,137
       600   Datalink Corp. + ..................................          2,616
    27,150   Dell, Inc. + ......................................        447,432
     1,500   Deltek, Inc. + ....................................          9,120
     1,500   Dice Holdings, Inc. + .............................         10,650
       550   Diebold, Inc. .....................................         18,211
     3,000   Digital Ally, Inc. + ..............................         20,610
     1,500   Diodes, Inc. + ....................................         27,675
       600   Ditech Networks, Inc. + ...........................            714
     1,500   DivX, Inc. + ......................................          9,705
     1,300   Dolby Laboratories, Inc., Class A + ...............         45,747
       700   Eagle Test Systems, Inc. + ........................         10,717
     3,221   Earthlink, Inc. + .................................         27,379
    16,950   eBay, Inc. + ......................................        379,341
       650   Echelon Corp. + ...................................          6,422
     2,105   EchoStar Corp., Class A + .........................         50,731
       100   EF Johnson Technologies, Inc. + ...................            125
       600   Electro Scientific Industries, Inc. + .............          8,532
     5,450   Electronic Arts, Inc. + ...........................        201,596
       450   Electronics for Imaging, Inc. + ...................          6,269
    32,129   EMC Corp. + .......................................        384,263
       500   Emcore Corp. + (a) ................................          2,470
     2,750   Emulex Corp. + ....................................         29,343
       200   En Pointe Technologies, Inc. + ....................            324
       100   EndWave Corp. + ...................................            502
     1,336   Entegris, Inc. + ..................................          6,466
       200   Entorian Technologies, Inc. + .....................            124
       900   Epicor Software Corp. + ...........................          7,101
       425   EPIQ Systems, Inc. + ..............................          5,780
       500   Exar Corp. + ......................................          3,830
       200   Extreme Networks + ................................            674
       900   F5 Networks, Inc. + ...............................         21,042
       450   Factset Research Systems, Inc. ....................         23,513
     1,444   Fair Isaac Corp. ..................................         33,284
     1,350   Fairchild Semiconductor International, Inc.,
             Class A + .........................................         12,002
     1,400   FalconStor Software, Inc. + .......................          7,504
       200   FARO Technologies, Inc. + .........................          4,074
     3,518   Fidelity National Information Services, Inc. ......         64,942
     2,128   Fiserv, Inc. + ....................................        100,697
     1,500   Flir Systems, Inc. + ..............................         57,630
       350   Formfactor, Inc. + ................................          6,097
     1,800   Foundry Networks, Inc. + ..........................         32,778
     1,700   Gartner, Inc. + ...................................         38,556
       650   Gevity HR, Inc. ...................................          4,732
     1,850   Global Cash Access Holdings, Inc. + ...............          9,361
       850   Global Payments, Inc. .............................         38,131
       200   Globecomm Systems, Inc. + .........................          1,748
       900   Glu Mobile, Inc. + ................................          1,755
     3,200   Google, Inc., Class A + ...........................      1,281,663
       450   GSI Commerce, Inc. + ..............................          6,966
     1,700   Guidance Software, Inc. + .........................          7,973
       800   Harmonic, Inc. + ..................................          6,760
     1,925   Harris Corp. ......................................         88,935
     1,300   Harris Stratex Networks, Inc., Class A + ..........         10,153
     2,770   Hewitt Associates, Inc., Class A + ................        100,939
    38,977   Hewlett-Packard Co. ...............................      1,802,295

  Shares                                                              Value
----------                                                         ------------
INFORMATION TECHNOLOGY -- 15.8% (CONTINUED)
       350   Hittite Microwave Corp. + .........................   $     11,760
       500   Hypercom Corp. + ..................................          1,990
     2,857   IAC/InterActive Corp. + ...........................         49,426
       100   ID Systems, Inc. + ................................            885
       100   iGO, Inc. + .......................................            106
        50   Ikanos Communications, Inc. + .....................             99
       200   Imergent, Inc. ....................................          2,240
       600   Infinera Corp. + ..................................          5,736
       900   infoGROUP, Inc. ...................................          5,949
     2,875   Informatica Corp. + ...............................         37,346
       750   Infospace, Inc. ...................................          8,138
     2,100   Ingram Micro, Inc., Class A + .....................         33,747
     2,660   Integrated Device Technology, Inc. + ..............         20,695
     1,900   Integrated Silicon Solution, Inc. + ...............          4,389
    89,216   Intel Corp. .......................................      1,671,015
       550   Interactive Intelligence, Inc. + ..................          4,961
       300   InterDigital, Inc. + ..............................          7,215
       200   Intermec, Inc. + ..................................          3,928
       871   Internap Network Services Corp. + .................          3,031
    21,620   International Business Machines Corp. .............      2,528,674
       850   International Rectifier Corp. + ...................         16,167
       600   Internet Capital Group, Inc. + ....................          4,866
       600   Interphase Corp. + ................................          1,728
     3,350   Intersil Corp., Class A ...........................         55,543
     1,300   Interwoven, Inc. + ................................         18,356
     4,425   Intuit, Inc. + ....................................        139,874
       300   INX, Inc. + .......................................          2,037
     2,650   Iron Mountain, Inc. + .............................         64,687
       200   Isilon Systems, Inc. + ............................            882
       900   Ixia + ............................................          6,633
       800   IXYS Corp. ........................................          7,272
       450   j2 Global Communications, Inc. + ..................         10,508
     2,300   Jabil Circuit, Inc. ...............................         21,942
     2,750   Jack Henry & Associates, Inc. .....................         55,908
       550   JDA Software Group, Inc. + ........................          8,366
     5,803   JDS Uniphase Corp. + ..............................         49,093
     8,265   Juniper Networks, Inc. + ..........................        174,144
       300   Jupitermedia Corp. + ..............................            348
       100   Keithley Instruments, Inc. ........................            837
     1,200   Kemet Corp. + .....................................          1,632
       600   KEY Tronic Corp. + ................................          1,368
       100   Keynote Systems, Inc. + ...........................          1,325
     3,325   Kla-Tencor Corp. ..................................        105,236
     1,300   Knot, Inc. (The) + ................................         10,855
       400   Kulicke & Soffa Industries, Inc. + ................          1,804
     2,573   L-1 Identity Solutions, Inc., Class 1  + ..........         39,315
     2,425   Lam Research Corp. + ..............................         76,363
       600   LaserCard Corp. + .................................          2,394
       700   Lattice Semiconductor Corp. + .....................          1,442
     4,650   Lawson Software, Inc. + ...........................         32,550
       200   Leadis Technology, Inc. + .........................            146
       100   LeCroy Corp. + ....................................            769
     3,259   Lender Processing Services, Inc. ..................         99,465
     1,875   Lexmark International, Inc., Class A + ............         61,069
     1,400   Limelight Networks, Inc. + ........................          3,500
     3,525   Linear Technology Corp. ...........................        108,077
       450   Liquidity Services, Inc. + ........................          4,883
       193   Local.com Corp. + .................................            438
       200   LoJack Corp. + ....................................          1,338
     1,200   LoopNet, Inc. + ...................................         11,796
       300   Loral Space & Communications, Inc. + ..............          4,431
    12,960   LSI Corp. + .......................................         69,466
       100   Lumera Corp. + ....................................             40
     2,701   Macrovision Solutions Corp. + .....................         41,541
     1,550   Magma Design Automation, Inc. + ...................          6,231
       100   Majesco Entertainment Co. + (a) ...................             89
       600   MakeMusic, Inc. + (a) .............................          3,972

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         ------------
INFORMATION TECHNOLOGY -- 15.8% (CONTINUED)
     1,500   Manhattan Associates, Inc. + ......................   $     33,510
       700   Marchex, Inc., Class B ............................          7,203
     6,350   Marvell Technology Group, Ltd. + ..................         59,055
     2,075   Mastercard, Inc., Class A .........................        367,959
       400   Mattson Technology, Inc. + ........................          1,892
     2,350   McAfee, Inc. + ....................................         79,806
       200   Measurement Specialties, Inc. + ...................          3,488
     3,875   MEMC Electronic Materials, Inc. + .................        109,507
       750   Mentor Graphics Corp. + ...........................          8,513
       100   Mercury Computer Systems, Inc. + ..................            890
       500   Merix Corp. + .....................................            640
     1,202   Metavante Technologies, Inc. + ....................         23,151
       900   Methode Electronics, Inc. .........................          8,046
     1,100   Micrel, Inc. ......................................          9,977
     3,537   Microchip Technology, Inc. ........................        104,094
    12,702   Micron Technology, Inc. + .........................         51,443
     1,400   Micronetics, Inc. + ...............................          6,930
     1,200   Micros Systems, Inc. + ............................         31,992
       650   Microsemi Corp. + .................................         16,562
   126,940   Microsoft Corp. ...................................      3,388,028
       900   Midway Games, Inc. + ..............................          2,133
       200   MIPS Technologies, Inc., Class A + ................            702
     2,200   MKS Instruments, Inc. + ...........................         43,802
     3,575   Molex, Inc. .......................................         80,259
       300   MoneyGram International, Inc. .....................            426
       600   Monolithic Power Systems, Inc. + ..................         10,422
       600   MoSys, Inc. + .....................................          2,544
    34,716   Motorola, Inc. ....................................        247,872
         4   Move, Inc. + ......................................              8
       200   Nanometrics, Inc. + ...............................            422
       900   Napco Security Systems, Inc. + ....................          2,637
     1,475   National Instruments Corp. ........................         44,324
     4,225   National Semiconductor Corp. ......................         72,712
       200   NaviSite, Inc. + ..................................            400
     2,625   NCR Corp. + .......................................         57,881
       100   Neomagic Corp. + ..................................              3
     5,250   NetApp, Inc. + ....................................         95,708
       500   NetList, Inc. + ...................................            535
       400   Netlogic Microsystems, Inc. + (a) .................         12,096
       200   Netscout Systems, Inc. + ..........................          2,128
     1,200   Network Equipment Technologies, Inc. + ............          4,104
       750   NeuStar, Inc., Class A + ..........................         14,918
       200   Newport Corp. + ...................................          2,156
       100   NMS Communications Corp. + ........................             49
       550   Novatel Wireless, Inc. + ..........................          3,333
     8,759   Novell, Inc. + ....................................         45,021
     1,423   Novellus Systems, Inc. + ..........................         27,948
     3,450   Nuance Communications, Inc. + .....................         42,056
       100   NVE Corp. + .......................................          2,831
     7,875   Nvidia Corp. + ....................................         84,341
       600   Occam Networks, Inc. + ............................          2,400
     3,147   Omniture, Inc. + (a) ..............................         57,779
       500   Omnivision Technologies, Inc. + ...................          5,705
     8,555   ON Semiconductor Corp. + ..........................         57,832
       100   Online Resources Corp. + ..........................            777
       811   Openwave Systems, Inc. + ..........................          1,006
       100   Opnet Technologies, Inc. + ........................          1,218
     1,550   Opnext, Inc. + ....................................          7,115
       700   Optelecom-NKF, Inc. + .............................          4,375
    60,330   Oracle Corp. + ....................................      1,225,302
       200   OSI Systems, Inc. + ...............................          4,702
       100   Overland Storage, Inc. + ..........................             45
       480   Palm, Inc. ........................................          2,866
       100   PAR Technology Corp. + ............................            716
     1,240   Parametric Technology Corp. + .....................         22,816
       200   Parkervision, Inc. + ..............................          2,000
     4,750   Paychex, Inc. .....................................        156,893

  Shares                                                               Value
----------                                                         ------------
INFORMATION TECHNOLOGY -- 15.8% (CONTINUED)
     1,150   Pegasystems, Inc. .................................   $     14,847
       100   Pericom Semiconductor Corp. + .....................          1,050
     2,850   Perot Systems Corp., Class A + ....................         49,448
         8   Pfsweb, Inc. + ....................................             19
       100   Phoenix Technologies, Ltd. + ......................            799
       100   Photon Dynamics, Inc. + ...........................          1,535
       600   Photronics, Inc. + ................................          1,128
        33   Pixelworks, Inc. + ................................             45
       100   Planar Systems, Inc. + ............................            254
       350   Plantronics, Inc. .................................          7,882
       100   PLATO Learning, Inc. + ............................            284
       350   Plexus Corp. + ....................................          7,245
       100   PLX Technology, Inc. + ............................            512
     5,825   PMC - Sierra, Inc. + ..............................         43,222
       950   Polycom, Inc. + ...................................         21,974
     2,380   Powerwave Technologies, Inc. + ....................          9,425
       400   QAD, Inc. .........................................          2,768
     3,650   QLogic Corp. + ....................................         56,064
    26,075   QUALCOMM, Inc. ....................................      1,120,442
     2,400   Quest Software, Inc. + ............................         30,456
     1,500   Rackspace Hosting, Inc. + .........................         14,655
       100   Radiant Systems, Inc. + ...........................            869
     3,000   Rambus, Inc. + ....................................         38,550
     2,026   RealNetworks, Inc. + ..............................         10,292
     2,490   Red Hat, Inc. + ...................................         37,524
       600   Relm Wireless Corp. ...............................            870
        89   Remec, Inc. .......................................             57
       600   Renaissance Learning, Inc. ........................          7,794
     2,727   RF Micro Devices, Inc. + ..........................          7,963
     1,200   RightNow Technologies, Inc. + .....................         15,084
       340   Rudolph Technologies, Inc. + ......................          2,849
     1,900   S1 Corp. + ........................................         11,628
     3,525   SAIC, Inc. + ......................................         71,311
     2,000   Salesforce.com, Inc. + ............................         96,800
     4,025   SanDisk Corp. + ...................................         78,689
     6,901   Sanmina-SCI Corp. + ...............................          9,661
     1,650   Sapient Corp. + ...................................         12,260
     1,500   SAVVIS, Inc. + ....................................         20,160
     7,559   Seagate Technology  ...............................         91,615
       500   Secure Computing Corp. + ..........................          2,740
       100   Semitool, Inc. + ..................................            818
     2,500   Semtech Corp. + ...................................         34,900
     1,400   Sento Corp. + .....................................             56
       300   ShoreTel, Inc. + ..................................          1,722
     1,500   SI International, Inc. + ..........................         45,075
     1,600   Silicon Image, Inc. + .............................          8,544
     2,250   Silicon Laboratories, Inc. + ......................         69,075
       100   Silicon Storage Technology, Inc. + ................            326
       600   Simulations Plus, Inc. + ..........................            852
       350   SiRF Technology Holdings, Inc. + ..................            522
     5,007   Skyworks Solutions, Inc. + ........................         41,859
     1,200   Smart Modular Technologies WWH, Inc. + ............          3,600
       300   Smith Micro Software, Inc. + ......................          2,130
       200   Soapstone Networks, Inc. + ........................            670
     1,500   Solera Holdings, Inc. + ...........................         43,080
       200   Sonic Solutions, Inc. + ...........................            880
       900   SonicWALL, Inc. + .................................          4,716
     2,625   Sonus Networks, Inc. + ............................          7,560
     1,000   Spansion, Inc., Class A + .........................          1,550
       200   SRA International, Inc., Class A + ................          4,526
       500   Starent Networks Corp. + ..........................          6,470
     1,700   STEC, Inc. + ......................................         13,090
     1,500   SuccessFactors, Inc. + ............................         16,350
    12,000   Sun Microsystems, Inc. + ..........................         91,200
       950   Sybase, Inc. + ....................................         29,089
     1,900   Sycamore Networks, Inc. + .........................          6,137

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         ------------
INFORMATION TECHNOLOGY -- 15.8% (CONTINUED)
    12,333   Symantec Corp. + ..................................   $    241,480
       100   Symmetricom, Inc. + ...............................            497
     1,200   Symyx Technologies + ..............................         11,892
     2,917   Synopsys, Inc. + ..................................         58,194
     2,550   Take-Two Interactive Software, Inc. ...............         41,820
       850   Tech Data Corp. + .................................         25,373
     1,300   TechTarget, Inc. + ................................          9,100
       800   Tekelec + .........................................         11,192
     1,500   TeleTech Holdings, Inc. + .........................         18,660
     8,804   Tellabs, Inc. + ...................................         35,744
     2,400   Teradata Corp. + ..................................         46,800
     4,225   Teradyne, Inc. + ..................................         32,997
       200   Terremark Worldwide, Inc. + .......................          1,374
     1,600   Tessco Technologies, Inc. + .......................         20,480
       400   Tessera Technologies, Inc. + ......................          6,536
    21,772   Texas Instruments, Inc. ...........................        468,097
     1,000   THQ, Inc. + .......................................         12,040
     5,425   TIBCO Software, Inc. + ............................         39,711
     1,500   TiVo, Inc. + ......................................         10,980
     1,700   TNS, Inc. + .......................................         32,929
     2,937   Total System Services, Inc. .......................         48,167
     2,700   Travelzoo, Inc. + .................................         21,384
       650   Trident Microsystems, Inc. + ......................          1,560
     1,667   Trimble Navigation, Ltd. + ........................         43,109
       500   Trio Tech International ...........................          1,820
     1,100   TriQuint Semiconductor, Inc. + ....................          5,269
       100   Trx, Inc. + .......................................             98
       700   TTM Technologies, Inc. + ..........................          6,944
     8,737   Tyco Electronics, Ltd.. ...........................        241,664
     1,000   Tyler Technologies, Inc. + ........................         15,170
       700   Unica Corp. + .....................................          5,488
     5,570   Unisys Corp. + ....................................         15,318
     1,000   United Online, Inc. ...............................          9,410
       700   Universal Display Corp. + .........................          7,672
     1,700   Utstarcom, Inc. + .................................          5,729
     3,005   Valueclick, Inc. + ................................         30,741
       850   Varian Semiconductor Equipment Associates,
             Inc. + ............................................         21,352
       450   Vasco Data Security International, Inc. + .........          4,662
       900   VeriFone Holdings, Inc. + .........................         14,886
     2,416   VeriSign, Inc. + ..................................         63,009
       425   Vicon Industries, Inc. + ..........................          2,189
       550   Vignette Corp. + ..................................          5,907
       200   Virage Logic Corp. + ..............................          1,180
     8,400   Visa, Inc., Class A ...............................        515,675
     5,106   Vishay Intertechnology, Inc. + ....................         33,802
       300   Volterra Semiconductor Corp. + ....................          3,819
       250   WebMD Health Corp., Class A + (a) .................          7,435
       200   Website Pros, Inc. + ..............................          1,080
     3,025   Western Digital Corp. + ...........................         64,493
    11,004   Western Union Co. (The) ...........................        271,468
     1,200   Wind River Systems, Inc. + ........................         12,000
       200   Wireless Ronin Technologies, Inc. + ...............            476
       200   Wireless Xcessories Group + .......................            200
       100   WPCS International, Inc. + ........................            408
     2,050   Wright Express Corp. + ............................         61,193
    13,900   Xerox Corp. .......................................        160,267
     3,775   Xilinx, Inc. ......................................         88,524
     1,100   X-Rite, Inc. + ....................................          3,872
    21,500   Yahoo!, Inc. + ....................................        371,950
       725   Zebra Technologies Corp., Class A + ...............         20,191
     1,300   Zoran Corp. + .....................................         10,608
     1,000   Zygo Corp. + ......................................         12,580
                                                                   ------------
                                                                     31,551,482
                                                                   ------------
MATERIALS -- 3.6%
     1,126   AbitibiBowater, Inc.                                         4,358

  Shares                                                               Value
----------                                                         ------------
MATERIALS -- 3.6% (CONTINUED)
     2,350   Air Products & Chemicals, Inc. ....................   $    160,952
     1,120   Airgas, Inc. ......................................         55,608
     2,375   AK Steel Holding Corp. ............................         61,560
     1,000   Albemarle Corp. ...................................         30,840
    11,648   Alcoa, Inc. .......................................        263,011
     1,350   Allegheny Technologies, Inc. ......................         39,893
       500   AM Castle & Co. ...................................          8,640
     1,400   American Vanguard Corp. ...........................         21,112
       750   Aptargroup, Inc. ..................................         29,333
        50   Arch Chemicals, Inc. ..............................          1,765
     1,350   Ashland, Inc. .....................................         39,474
     3,000   Ball Corp. ........................................        118,469
     1,350   Bemis Co., Inc. ...................................         35,384
     1,300   Buckeye Technologies, Inc. + ......................         10,647
     1,400   Cabot Corp. .......................................         44,492
     2,000   Celanese Corp., Ser A, Class A ....................         55,820
     1,200   CF Industries Holdings, Inc. ......................        109,752
     3,270   Chemtura Corp.. ...................................         14,911
     1,900   Cleveland-Cliffs, Inc. ............................        100,586
     7,100   Coeur d'Alene Mines Corp. + .......................         10,863
     1,300   Commercial Metals Co. .............................         21,957
     2,800   Core Molding Technologies, Inc. + .................         16,800
     2,000   Crown Holdings, Inc. + ............................         44,420
     7,600   Domtar Corp. + ....................................         34,960
    15,311   Dow Chemical Co. (The) ............................        486,584
     1,200   Eagle Materials, Inc. .............................         26,844
       400   Eastman Chemical Co. ..............................         22,024
     3,200   Ecolab, Inc. ......................................        155,264
    14,500   EI Du Pont de Nemours & Co. .......................        584,349
     1,100   FMC Corp. .........................................         56,529
     6,551   Freeport-McMoRan Copper & Gold, Inc. ..............        372,423
     1,000   Friedman Industries ...............................          6,650
       800   Glatfelter ........................................         10,832
     1,900   Graphic Packaging Holding Co. + ...................          4,750
       400   HB Fuller Co. .....................................          8,348
     1,300   Headwaters, Inc. + ................................         17,355
     3,600   Hecla Mining Co. + ................................         16,848
     1,800   Hercules, Inc. ....................................         35,622
       300   Horsehead Holding Corp. + .........................          1,770
     2,750   Huntsman Corp. ....................................         34,650
     1,950   ICO, Inc. + .......................................         10,940
     1,000   International Flavors & Fragrances, Inc. ..........         39,460
     6,742   International Paper Co. ...........................        176,506
     1,500   Kronos Worldwide, Inc. ............................         19,875
     1,100   Louisiana-Pacific Corp. ...........................         10,230
       850   Lubrizol Corp. ....................................         36,669
     1,976   MeadWestvaco Corp. ................................         46,061
     9,080   Monsanto Co. ......................................        898,737
     2,800   Mosaic Co. (The) ..................................        190,456
       700   Myers Industries, Inc. ............................          8,827
     1,700   Nalco Holding Co. .................................         31,518
       400   Nanophase Technologies Corp. + ....................            520
     1,500   NewMarket Corp. ...................................         78,840
     6,400   Newmont Mining Corp. ..............................        248,064
     2,700   NL Industries, Inc. ...............................         27,729
     4,070   Nucor Corp. .......................................        160,765
     1,670   Olin Corp. ........................................         32,398
     1,875   Owens-Illinois, Inc. + ............................         55,125
     1,050   Packaging Corp of America .........................         24,339
     1,450   Pactiv Corp. + ....................................         36,004
     1,500   Polyone Corp. + ...................................          9,675
     3,100   PPG Industries, Inc. ..............................        180,792
     4,550   Praxair, Inc. .....................................        326,417
       950   Reliance Steel & Aluminum Co. .....................         36,072
     2,458   Rohm & Haas Co. ...................................        172,060
     1,300   RPM International, Inc. ...........................         25,142
     1,500   Schulman A, Inc. ..................................         29,670

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         ------------
MATERIALS -- 3.6% (CONTINUED)
     2,100   Sealed Air Corp. ..................................   $     46,179
     1,300   Sensient Technologies Corp. .......................         36,569
     1,200   Sigma-Aldrich Corp. ...............................         62,904
     5,625   Smurfit-Stone Container Corp. + ...................         26,438
     3,000   Solutia, Inc. + ...................................         42,000
     2,275   Sonoco Products Co. ...............................         67,521
     3,300   Southern Copper Corp. .............................         62,964
       700   Spartech Corp. ....................................          6,930
     3,700   Steel Dynamics, Inc. ..............................         63,233
     1,850   Stillwater Mining Co. + ...........................         10,749
     1,425   Temple-Inland, Inc. ...............................         21,746
     1,050   Terra Industries, Inc. ............................         30,870
       250   Texas Industries, Inc. ............................         10,215
     2,873   Titanium Metals Corp. .............................         32,580
       100   Tronox, Inc., Class A(a). .........................             17
     1,500   UFP Technologies, Inc. + ..........................         10,215
        50   United States Lime & Minerals, Inc. + .............          1,926
     2,400   United States Steel Corp. .........................        186,264
     1,500   US Energy Corp. Wyoming + .........................          3,885
     1,500   Valhi, Inc. .......................................         27,000
     1,400   Valspar Corp. .....................................         31,206
     1,500   Verso Paper Corp. + ...............................          3,960
     1,000   Vista Gold Corp. + ................................          2,270
     1,944   Vulcan Materials Co. ..............................        144,828
       100   Wausau Paper Corp. ................................          1,013
       400   Westlake Chemical Corp. ...........................          8,412
     3,350   Weyerhaeuser Co. ..................................        202,942
       800   Worthington Industries, Inc. ......................         11,952
       900   WR Grace & Co. + ..................................         13,608
        50   Zep, Inc. .........................................            882
                                                                   ------------
                                                                      7,260,618
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.8%
       600   Alaska Communications Systems Group, Inc. .........          7,338
     6,325   American Tower Corp., Class A + ...................        227,510
    92,224   AT&T, Inc. ........................................      2,574,893
       350   Cbeyond, Inc. + ...................................          5,037
     2,100   Centennial Communications Corp. + .................         13,104
     2,200   CenturyTel, Inc. ..................................         80,630
     2,425   Cincinnati Bell, Inc. + ...........................          7,493
     1,100   Clearwire Corp., Class A + ........................         13,068
     1,700   Cogent Communications Group, Inc. + ...............         13,124
       707   Consolidated Communications Holdings, Inc. ........         10,662
     3,000   Crown Castle International Corp. + ................         86,910
       600   D&E Communications, Inc. ..........................          4,530
     1,957   Embarq Corp. ......................................         79,356
     1,659   Fairpoint Communications, Inc. ....................         14,384
       200   Fibernet Telecom Group, Inc. + ....................          1,800
       100   FiberTower Corp. + ................................            138
     4,451   Frontier Communications Corp. .....................         51,187
     1,100   General Communication, Inc., Class A + ............         10,186
       650   Global Crossing, Ltd. + ...........................          9,854
     1,100   Globalstar, Inc. + ................................          1,870
     1,800   Goamerica, Inc. + .................................          9,540
       800   Ibasis, Inc. ......................................          2,792
     1,550   IDT Corp., Class B + ..............................          1,147
       600   InPhonic, Inc. + ..................................              2
       600   Iowa Telecommunications Services, Inc. ............         11,208
       100   Kratos Defense & Security Solutions, Inc. + .......            197
     1,300   Leap Wireless International, Inc. + ...............         49,530
    22,763   Level 3  Communications, Inc. + ...................         61,460
     4,300   MetroPCS Communications, Inc. + ...................         60,157
     2,225   NII Holdings, Inc. + ..............................         84,372
       900   PAETEC Holding Corp. + ............................          1,935

  Shares                                                               Value
----------                                                         ------------
TELECOMMUNICATION SERVICES -- 2.8% (CONTINUED)
       800   Premiere Global Services, Inc. + ..................   $     11,248
    21,920   Qwest Communications International, Inc.(a) .......         70,802
     1,200   SBA Communications Corp., Class A + ...............         31,044
    44,954   Sprint Nextel Corp. ...............................        274,219
       200   SureWest Communications ...........................          2,040
       800   Syniverse Holdings, Inc. + ........................         13,288
     3,070   Telephone & Data Systems, Inc. ....................        109,753
       900   TerreStar Corp. + .................................            900
     3,375   tw telecom, Inc., Class A + .......................         35,066
       400   USA Mobility, Inc. ................................          4,400
    45,009   Verizon Communications, Inc. ......................      1,444,339
       600   Vonage Holdings Corp. + ...........................            606
     6,628   Windstream Corp. ..................................         72,510
                                                                   ------------
                                                                      5,565,629
                                                                   ------------
UTILITIES -- 3.8%
     9,410   AES Corp. (The) + .................................        110,003
     1,000   AGL Resources, Inc. ...............................         31,380
     2,400   Allegheny Energy, Inc. ............................         88,248
     1,200   Alliant Energy Corp. ..............................         38,652
     3,400   Ameren Corp. ......................................        132,702
     5,630   American Electric Power Co., Inc. .................        208,479
     1,500   American Water Works Co., Inc. ....................         32,250
     2,721   Aqua America, Inc. ................................         48,379
     1,100   Atmos Energy Corp. ................................         29,282
     2,350   Avista Corp. ......................................         51,019
     5,000   Calpine Corp. + ...................................         65,000
     4,000   Centerpoint Energy, Inc. ..........................         58,280
       400   Cleco Corp. .......................................         10,100
     4,950   CMS Energy Corp. ..................................         61,727
     4,000   Consolidated Edison, Inc. .........................        171,840
     3,300   Constellation Energy Group, Inc. ..................         80,190
     8,690   Dominion Resources, Inc. ..........................        371,758
     1,500   DPL, Inc. .........................................         37,200
     3,100   DTE Energy Co. ....................................        124,372
    20,582   Duke Energy Corp. .................................        358,744
     7,200   Dynegy, Inc., Class A + ...........................         25,776
     4,250   Edison International ..............................        169,575
     2,150   El Paso Electric Co. + ............................         45,150
       690   Energen Corp. .....................................         31,243
     2,500   Entergy Corp. .....................................        222,525
     2,300   Equitable Resources, Inc. .........................         84,364
    10,774   Exelon Corp. ......................................        674,667
     4,250   FirstEnergy Corp. .................................        284,708
     7,560   FPL Group, Inc. ...................................        380,267
     1,305   Great Plains Energy, Inc. .........................         28,997
       750   Hawaiian Electric Industries, Inc. ................         21,833
     2,150   Idacorp, Inc. .....................................         62,544
     1,800   Integrys Energy Group, Inc. .......................         89,892
     1,325   ITC Holdings Corp. ................................         68,595
     2,125   MDU Resources Group, Inc. .........................         61,625
     4,625   Mirant Corp. + ....................................         84,591
       750   National Fuel Gas Co. .............................         31,635
     1,300   Nicor, Inc. .......................................         57,655
     3,715   NiSource, Inc. ....................................         54,833
     3,000   Northeast Utilities ...............................         76,950
     3,825   NRG Energy, Inc. + ................................         94,669
     2,190   NSTAR. ............................................         73,365
     1,100   OGE Energy Corp. ..................................         33,968
     1,325   Oneok, Inc. .......................................         45,580
     2,650   Pepco Holdings, Inc. ..............................         60,712
     7,000   PG&E Corp. ........................................        262,150
     1,700   Piedmont Natural Gas Co.(a) .......................         54,332
     1,400   Pinnacle West Capital Corp. .......................         48,174
       700   PNM Resources, Inc. ...............................          7,168
     2,450   Portland General Electric Co. .....................         57,967

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                 September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  Shares                                                               Value
----------                                                         ------------
UTILITIES -- 3.8% (CONTINUED)
     5,200   PPL Corp. .........................................   $    192,504
     4,241   Progress Energy, Inc. .............................        182,914
     9,400   Public Service Enterprise Group, Inc. .............        308,226
     2,300   Puget Energy, Inc. ................................         61,410
     3,300   Questar Corp. .....................................        135,036
     5,479   Reliant Energy, Inc. + ............................         40,271
     1,379   SCANA Corp. .......................................         53,684
     5,000   Sempra Energy .....................................        252,350
     3,050   Sierra Pacific Resources ..........................         29,219
    12,350   Southern Co. ......................................        465,471
     3,072   Southern Union Co. ................................         63,437
     1,300   Southwest Gas Corp. ...............................         39,338
       730   Southwest Water Co. ...............................          9,308
     4,600   TECO Energy, Inc. .................................         72,358
     1,300   UGI Corp. .........................................         33,514
       933   Vectren Corp. .....................................         25,984
       950   Westar Energy, Inc. ...............................         21,888
       350   WGL Holdings, Inc. ................................         11,358
     1,650   Wisconsin Energy Corp. ............................         74,085
     5,625   Xcel Energy, Inc. .................................        112,444
                                                                   ------------
                                                                      7,589,914
                                                                   ------------
Total Common Stock (Cost $180,217,449)                              199,312,271
                                                                   ------------

RIGHTS -- 0.0%
       900   Fresenius Kabi Pharmaceuticals Holding, Inc. + ....            585
                                                                   ------------
Total Rights(Cost $900)                                                     585
                                                                   ============
PREFERRED STOCK -- 0.0%

HEALTH CARE -- 0.0%
         4   Inverness Medical Innovations, Inc. ...............            760
                                                                   ------------
Total Preferred Stock (Cost $1,147)                                         760
                                                                   ------------

MONEY MARKET FUND -- 0.4%
   722,237   PNC Institutional Money Market Trust,
             1.490%, (b)(c). ...................................        722,237
                                                                   ------------

Total Money Market Fund (Cost $722,237)                                 722,237
                                                                   ------------

Total Investments -- 100.3%
(Cost $180,941,733) ++                                              200,035,853
Other Assets & Liabilities, Net -- (0.3)%                              (630,766)
                                                                   ------------
NET ASSETS -- 100.0%                                               $199,405,087
                                                                   ============

+     Non-income producing security.

(a)   All or a portion of this security is on loan.

(b)   Represents the seven day annualized yield.

(c) A partial position of this investment was purchased with proceeds from collateral received from securities on loan. The total value of such security at September 30, 2008 was $707,630.

REIT  Real Estate Investment Trust

++ At September 30, 2008, the tax basis cost of the Portfolio's investments was $180,941,733, and the unrealized appreciation and depreciation were $48,418,353 and $(29,324,233), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS INC.
LARGE CAP CORE 130/30 FUND                                    SEPTEMBER 30, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                               Value
----------                                                         -------------
COMMON STOCK -- 118.2%

CONSUMER DISCRETIONARY -- 11.2%
       110   Amazon.com, Inc. + ................................   $      8,004
     1,360   Apollo Group, Inc., Class A + .....................         80,648
     1,040   ArvinMeritor, Inc. ................................         13,562
        32   Ascent Media Corp., Class A + .....................            773
       700   Autozone, Inc. + ..................................         86,338
     1,720   Best Buy Co., Inc. ................................         64,500
       290   Big Lots, Inc. + ..................................          8,071
       470   Bob Evans Farms, Inc. .............................         12,826
     3,695   Burger King Holdings, Inc. ........................         90,749
       670   Career Education Corp. + ..........................         10,955
       420   CBS Corp., Class B ................................          6,124
     2,100   Coach, Inc. + .....................................         52,584
     4,360   Comcast Corp. Special, Class A ....................         85,586
       190   Darden Restaurants, Inc. ..........................          5,440
       400   DIRECTV Group, Inc. (The) + .......................         10,468
       317   Discovery Communications, Inc., Class A + .........          4,510
       317   Discovery Communications, Inc., Class C + .........          4,482
     2,980   DISH Network Corp., Class A + .....................         62,580
       490   DreamWorks Animation SKG, Inc., Class A + .........         15,411
     1,300   Expedia, Inc. + ...................................         19,643
     1,905   Family Dollar Stores, Inc. ........................         45,148
     1,370   GameStop Corp., Class A + .........................         46,868
       450   Gannett Co., Inc. .................................          7,610
     1,170   Gap, Inc. (The) ...................................         20,803
     4,400   H&R Block, Inc.(a) ................................        100,100
       380   Home Depot, Inc. (The) ............................          9,838
       500   Jarden Corp. + ....................................         11,725
     7,370   Johnson Controls, Inc. ............................        223,532
       510   Jones Apparel Group, Inc. .........................          9,440
     2,090   Liz Claiborne, Inc. ...............................         34,339
       320   Lowe's Cos., Inc. .................................          7,581
     4,110   Ltd. Brands, Inc. .................................         71,185
       320   Macy's, Inc. ......................................          5,754
     2,450   McDonald's Corp. ..................................        151,165
       250   Newell Rubbermaid, Inc. ...........................          4,315
       860   News Corp., Class A ...............................         10,311
     1,480   Nike, Inc., Class B ...............................         99,012
     2,725   Nordstrom, Inc. ...................................         78,534
       190   Omnicom Group, Inc. ...............................          7,326
     1,542   Panera Bread Co., Class A + .......................         78,488
       140   priceline.com, Inc. + .............................          9,580
       470   RadioShack Corp. ..................................          8,122
       130   Ticketmaster + ....................................          1,395
       300   Tiffany & Co. .....................................         10,656
    22,090   Time Warner, Inc. .................................        289,599
     8,920   TJX Cos., Inc. ....................................        272,237
     2,975   Urban Outfitters, Inc. + ..........................         94,813
       180   VF Corp. ..........................................         13,916
       360   Viacom, Inc., Class B + ...........................          8,942
       370   WABCO Holdings, Inc. ..............................         13,150
       890   Walt Disney Co. (The) .............................         27,314
       360   Wyndham Worldwide Corp. ...........................          5,656
     4,890   Yum! Brands, Inc. .................................        159,463
                                                                   ------------
                                                                      2,581,171
                                                                   ------------
CONSUMER STAPLES -- 12.0%
       590   Altria Group, Inc. ................................         11,706
     5,985   Avon Products, Inc. ...............................        248,797
     1,560   Bunge, Ltd. .......................................         98,560
       200   Campbell Soup Co. .................................          7,720

  Shares                                                               Value
----------                                                         -------------
CONSUMER STAPLES -- 12.0% (CONTINUED)
       210   Central European Distribution Corp. + .............   $      9,536
     1,075   Church & Dwight Co., Inc. .........................         66,747
     4,010   Coca-Cola Co. (The) ...............................        212,049
     1,460   Colgate-Palmolive Co. .............................        110,011
     4,900   ConAgra Foods, Inc. ...............................         95,354
     5,300   Constellation Brands, Inc., Class A + .............        113,738
       160   Costco Wholesale Corp. ............................         10,389
    10,660   CVS/Caremark Corp. ................................        358,816
     1,120   Estee Lauder Cos., Inc. (The), Class A ............         55,899
       190   General Mills, Inc. ...............................         13,057
     1,800   HJ Heinz Co. ......................................         89,946
       210   Kellogg Co. .......................................         11,781
       240   Kraft Foods, Inc., Class A ........................          7,860
     3,700   Kroger Co. (The) ..................................        101,676
     2,200   Molson Coors Brewing Co., Class B .................        102,850
     2,455   PepsiCo, Inc. .....................................        174,968
     4,580   Philip Morris International, Inc. .................        220,298
     2,880   Procter & Gamble Co. ..............................        200,707
       160   Reynolds American, Inc. ...........................          7,779
       350   SUPERVALU, Inc. ...................................          7,595
     4,370   Tyson Foods, Inc., Class A ........................         52,178
       290   Universal Corp. ...................................         14,236
     6,005   Wal-Mart Stores, Inc. .............................        359,639
                                                                   ------------
                                                                      2,763,892
                                                                   ------------
ENERGY -- 14.1%
       190   Anadarko Petroleum Corp. ..........................          9,217
       720   Apache Corp. ......................................         75,082
       500   Bill Barrett Corp. + ..............................         16,055
       180   Chesapeake Energy Corp. ...........................          6,455
     6,490   Chevron Corp. .....................................        535,294
     1,460   Cimarex Energy Co. ................................         71,409
     5,800   ConocoPhillips ....................................        424,850
       600   Consol Energy, Inc. ...............................         27,534
       270   Devon Energy Corp. ................................         24,624
       130   Diamond Offshore Drilling, Inc. ...................         13,398
     1,300   ENSCO International, Inc. .........................         74,919
       110   EOG Resources, Inc. ...............................          9,841
    10,410   Exxon Mobil Corp. .................................        808,440
     2,390   Forest Oil Corp. + ................................        118,544
       190   Halliburton Co. ...................................          6,154
     1,300   Helix Energy Solutions Group, Inc. + ..............         31,564
       180   Helmerich & Payne, Inc. ...........................          7,774
       260   Hess Corp. ........................................         21,341
     1,700   International Coal Group, Inc. + ..................         10,608
     1,300   Mariner Energy, Inc. + ............................         26,650
       910   Massey Energy Co. .................................         32,460
       700   McMoRan Exploration Co. + .........................         16,548
       160   Murphy Oil Corp. ..................................         10,262
       120   National Oilwell Varco, Inc. + ....................          6,028
       988   Noble Corp. .......................................         43,373
       920   Occidental Petroleum Corp. ........................         64,814
     1,100   PetroHawk Energy Corp. + ..........................         23,793
       530   Petroleo Brasileiro SA ADR ........................         23,294
       440   Pioneer Natural Resources Co. .....................         23,003
     1,400   Plains Exploration & Production Co. + .............         49,224
     1,600   Pride International, Inc. + .......................         47,376
       220   Rowan, Inc. .......................................          6,721
     1,280   Schlumberger, Ltd. ................................         99,955
       330   Southwestern Energy Co. + .........................         10,078
       390   Stone Energy Corp. + ..............................         16,509
       500   Swift Energy Co. + ................................         19,345
       600   Teekay Corp. ......................................         15,828
     2,200   Tidewater, Inc. ...................................        121,792
     1,325   Transocean, Inc. ..................................        145,538

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS INC.
LARGE CAP CORE 130/30 FUND                                    SEPTEMBER 30, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                               Value
----------                                                         -------------
ENERGY -- 14.1% (CONTINUED)
       500   W&T Offshore, Inc. ................................   $     13,645
       800   Walter Industries, Inc. ...........................         37,960
     2,100   Williams, Inc. ....................................         49,665
     1,102   XTO Energy, Inc. ..................................         51,265
                                                                   ------------
                                                                      3,248,229
                                                                   ------------
FINANCIALS -- 18.4%
     1,680   ACE, Ltd. .........................................         90,938
       290   Aflac, Inc. .......................................         17,038
       300   Allstate Corp. (The) ..............................         13,836
     1,400   AMB Property Corp. ................................         63,420
       300   American Express Co. ..............................         10,629
     2,760   Ameriprise Financial, Inc. ........................        105,432
       680   Annaly Capital Management, Inc. ...................          9,146
     3,520   AON Corp. .........................................        158,259
     1,600   Assurant, Inc. ....................................         88,000
     4,700   Bank of America Corp. .............................        164,500
     1,865   Bank of New York Mellon Corp. (The) ...............         60,762
       160   BB&T Corp.(a) .....................................          6,048
       760   BlackRock, Inc., Class A ..........................        147,820
       100   Capital One Financial Corp. .......................          5,100
     2,175   Charles Schwab Corp. (The) ........................         56,550
       360   Chubb Corp. .......................................         19,764
    10,807   Citigroup, Inc. ...................................        221,652
        10   CME Group, Inc., Class A ..........................          3,715
     1,000   CNA Financial Corp. ...............................         26,240
       440   Discover Financial Services .......................          6,081
     1,100   Douglas Emmett, Inc. ..............................         25,377
       900   Everest Re Group, Ltd. ............................         77,877
       110   Franklin Resources, Inc. ..........................          9,694
       260   Genworth Financial, Inc., Class A .................          2,239
       750   Goldman Sachs Group, Inc. (The). ..................         96,000
     3,750   Hartford Financial Services Group, Inc. ...........        153,713
     6,100   Hudson City Bancorp, Inc. .........................        112,545
        80   IntercontinentalExchange, Inc. + ..................          6,454
       240   Janus Capital Group, Inc. .........................          5,827
     6,585   JPMorgan Chase & Co. ..............................        307,519
       370   Loews Corp. .......................................         14,611
     2,400   Manulife Financial Corp. ..........................         88,056
     4,000   MetLife, Inc. .....................................        224,000
     1,900   Moody's Corp. .....................................         64,600
       320   Morgan Stanley ....................................          7,360
     3,910   Northern Trust Corp. ..............................        282,302
       160   NYSE Euronext. ....................................          6,269
       180   PNC Financial Services Group, Inc. ................         13,446
     3,000   Principal Financial Group, Inc. ...................        130,470
     3,880   Prudential Financial, Inc. ........................        279,360
       480   Raymond James Financial, Inc. .....................         15,830
    10,020   Regions Financial Corp. ...........................         96,192
       140   SL Green Realty Corp. .............................          9,072
       270   State Street Corp. ................................         15,358
     4,235   SunTrust Banks, Inc. ..............................        190,532
     1,265   T Rowe Price Group, Inc. ..........................         67,943
     2,770   TD Ameritrade Holding Corp. + .....................         44,874
       420   Travelers Cos., Inc. (The). .......................         18,984
     4,490   U.S. Bancorp ......................................        161,730
     4,930   Unum Group ........................................        123,743
     2,600   Ventas, Inc. ......................................        128,492
     4,130   Wells Fargo & Co. .................................        154,999
     1,500   Willis Group Holdings, Ltd. .......................         48,390
       140   XL Capital, Ltd., Class A .........................          2,512
                                                                   ------------
                                                                      4,261,300
                                                                   ------------
HEALTH CARE -- 14.3%
     4,330   Abbott Laboratories ...............................        249,321
       994   Aetna, Inc. .......................................         35,893

  Shares                                                               Value
----------                                                         -------------
HEALTH CARE -- 14.3% (CONTINUED)
       600   Alcon, Inc. .......................................   $     96,906
     1,600   Amgen, Inc. + .....................................         94,832
     1,900   Baxter International, Inc. ........................        124,697
     1,600   Becton Dickinson & Co. ............................        128,416
       120   Biogen Idec, Inc. + ...............................          6,035
       710   Boston Scientific Corp. + .........................          8,712
    13,770   Bristol-Myers Squibb Co. ..........................        287,105
       530   Brookdale Senior Living, Inc. .....................         11,655
     1,000   Cephalon, Inc. + ..................................         77,490
       190   Cigna Corp. .......................................          6,456
       370   Eli Lilly & Co. ...................................         16,291
     2,460   Express Scripts, Inc., Class A + ..................        181,597
       190   Genzyme Corp. + ...................................         15,369
     5,575   Gilead Sciences, Inc. + ...........................        254,108
     1,200   Health Net, Inc. + ................................         28,320
     3,700   Hologic, Inc. + ...................................         71,521
     3,200   Hospira, Inc. + ...................................        122,240
       650   Inverness Medical Innovations, Inc. + .............         19,500
     1,180   Invitrogen Corp. + ................................         44,604
     3,060   Johnson & Johnson .................................        211,997
       370   King Pharmaceuticals, Inc. + ......................          3,545
       200   Medtronic, Inc. ...................................         10,020
       700   Merck & Co., Inc. .................................         22,092
       900   Mylan, Inc. + .....................................         10,278
     1,180   Omnicare, Inc. ....................................         33,949
     1,739   Perrigo Co. .......................................         66,882
    22,880   Pfizer, Inc. ......................................        421,906
     2,200   Quest Diagnostics, Inc. ...........................        113,674
       370   Schering-Plough Corp. .............................          6,834
       290   St. Jude Medical, Inc. + ..........................         12,612
     5,390   Thermo Fisher Scientific, Inc. + ..................        296,450
       200   UnitedHealth Group, Inc. ..........................          5,078
     1,600   Universal Health Services, Inc., Class B ..........         89,648
       400   Varian, Inc. + ....................................         17,160
     1,400   Waters Corp. + ....................................         81,452
       200   Watson Pharmaceuticals, Inc. + ....................          5,700
       300   WellCare Health Plans, Inc. + .....................         10,800
       370   Wyeth .............................................         13,668
                                                                   ------------
                                                                      3,314,813
                                                                   ------------
INDUSTRIALS -- 13.4%
        90   3M Co. ............................................          6,148
       120   Alliant Techsystems, Inc. + .......................         11,273
     1,570   Allied Waste Industries, Inc. + ...................         17,443
       300   Ametek, Inc. ......................................         12,231
       300   Armstrong World Industries, Inc. ..................          8,670
       190   Boeing Co. ........................................         10,897
     1,300   Brink's Co. (The) .................................         79,326
     1,100   Burlington Northern Santa Fe Corp. ................        101,673
       130   Caterpillar, Inc. .................................          7,748
       160   CH Robinson Worldwide, Inc. .......................          8,154
     1,185   Con-way, Inc. .....................................         52,270
       800   Crane Co. .........................................         23,768
       130   CSX Corp. .........................................          7,094
     3,960   Cummins, Inc. .....................................        173,130
     1,945   Danaher Corp. .....................................        134,983
     5,720   Deere & Co. .......................................        283,139
     1,883   Dover Corp. .......................................         76,356
     1,300   Dun & Bradstreet Corp. ............................        122,668
       500   Emerson Electric Co. ..............................         20,395
       430   Fastenal Co. ......................................         21,237
       660   First Solar, Inc. + ...............................        124,681
     1,700   Fluor Corp. .......................................         94,689
       210   Foster Wheeler, Ltd. + ............................          7,583
       210   FTI Consulting, Inc. + ............................         15,170

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS INC.
LARGE CAP CORE 130/30 FUND                                    SEPTEMBER 30, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                               Value
----------                                                         -------------
INDUSTRIALS -- 13.4% (CONTINUED)
       390   Genco Shipping & Trading, Ltd. ....................   $     12,964
       500   General Dynamics Corp. ............................         36,810
     6,030   General Electric Co. ..............................        153,765
     5,240   Honeywell International, Inc. .....................        217,722
       190   Illinois Tool Works, Inc. .........................          8,446
       190   Ingersoll-Rand Co., Ltd., Class A .................          5,922
       180   Jacobs Engineering Group, Inc. + ..................          9,776
     1,000   Joy Global, Inc. ..................................         45,140
       110   L-3 Communications Holdings, Inc., Class 3 ........         10,815
       940   Lockheed Martin Corp. .............................        103,090
     1,430   Manitowoc Co., Inc. (The) .........................         22,237
       800   Navistar International Corp. + ....................         43,344
     1,400   Norfolk Southern Corp. ............................         92,694
       280   Overseas Shipholding. .............................         16,327
       120   Parker Hannifin Corp. .............................          6,360
     1,850   Quanta Services, Inc. + ...........................         49,969
       270   Raytheon Co. ......................................         14,448
     3,000   Republic Services, Inc., Class A ..................         89,940
       160   Rockwell Collins, Inc. ............................          7,694
     3,470   RR Donnelley & Sons Co. ...........................         85,119
       130   Shaw Group, Inc. (The) + ..........................          3,995
     3,660   Southwest Airlines Co. ............................         53,107
       740   SPX Corp. .........................................         56,980
       573   Sunpower Corp., Class B + .........................         39,571
     1,500   Terex Corp. + .....................................         45,780
       290   Tyco International, Ltd. ..........................         10,156
     4,555   Union Pacific Corp. ...............................        324,133
       200   United Parcel Service, Inc., Class B ..............         12,578
       420   United Technologies Corp. .........................         25,225
     1,615   Waste Connections, Inc. + .........................         55,395
       110   WW Grainger, Inc. .................................          9,567
                                                                   ------------
                                                                      3,089,795
                                                                   ------------
INFORMATION TECHNOLOGY -- 21.4%
     2,890   Accenture, Ltd., Class A ..........................        109,820
     1,580   ADC Telecommunications, Inc. + ....................         13,351
     4,200   Agilent Technologies, Inc. + ......................        124,572
       210   Alliance Data Systems Corp. + .....................         13,310
       300   Altera Corp. ......................................          6,204
     2,860   Amphenol Corp., Class A ...........................        114,800
       330   Ansys, Inc. + .....................................         12,497
     3,120   Apple, Inc. + .....................................        354,619
       440   Arrow Electronics, Inc. + .........................         11,537
       300   Automatic Data Processing, Inc. ...................         12,825
       580   Avnet, Inc. + .....................................         14,285
       600   Avocent Corp. + ...................................         12,276
     2,200   BMC Software, Inc. + ..............................         62,986
       470   Broadcom Corp., Class A + .........................          8,756
     7,070   Cisco Systems, Inc. + .............................        159,499
     1,900   Computer Sciences Corp. + .........................         76,361
        30   Convergys Corp. + .................................            443
     5,120   Corning, Inc. .....................................         80,077
     2,090   Cypress Semiconductor Corp. + .....................         10,910
     5,190   Dell, Inc. + ......................................         85,531
       370   Dolby Laboratories, Inc., Class A + ...............         13,020
       570   eBay, Inc. + ......................................         12,757
     3,100   EchoStar Corp., Class A + .........................         74,710
       590   EMC Corp. + .......................................          7,056
       185   Equinix, Inc. + ...................................         12,850
     2,700   Fiserv, Inc. + ....................................        127,764
       190   Google, Inc., Class A + ...........................         76,099
     3,200   Harris Corp. ......................................        147,840
     3,380   Hewitt Associates, Inc., Class A + ................        123,167
    12,815   Hewlett-Packard Co. ...............................        592,566

  Shares                                                               Value
----------                                                         -------------
INFORMATION TECHNOLOGY -- 21.4% (CONTINUED)
     1,300   IAC/InterActive Corp. + ...........................   $     22,490
       780   Ingram Micro, Inc., Class A + .....................         12,535
     2,600   Integrated Device Technology, Inc. + ..............         20,228
     4,350   Intel Corp. .......................................         81,476
     4,570   International Business Machines Corp. .............        534,507
     4,500   Intuit, Inc. + ....................................        142,245
       450   Jabil Circuit, Inc. ...............................          4,293
       420   Lexmark International, Inc., Class A + ............         13,679
     7,640   LSI Corp. + .......................................         40,950
       560   Mastercard, Inc., Class A .........................         99,305
     2,460   McAfee, Inc. + ....................................         83,542
    11,200   Micron Technology, Inc. + .........................         45,360
     8,795   Microsoft Corp. ...................................        234,739
     4,900   Novell, Inc. + ....................................         25,186
       600   Novellus Systems, Inc. + ..........................         11,784
    20,446   Oracle Corp. + ....................................        415,257
       590   Plantronics, Inc. .................................         13,287
     2,900   PMC - Sierra, Inc. + ..............................         21,518
     1,580   Polycom, Inc. + ...................................         36,545
       510   QLogic Corp. + ....................................          7,834
     2,410   QUALCOMM, Inc. ....................................        103,558
        60   Solera Holdings, Inc. + ...........................          1,723
     1,580   Sybase, Inc. + ....................................         48,380
     6,700   Symantec Corp. + ..................................        131,186
       420   Texas Instruments, Inc. ...........................          9,030
       160   Tyco Electronics, Ltd. ............................          4,426
     2,200   VeriSign, Inc. + ..................................         57,376
     2,700   Vishay Intertechnology, Inc. + ....................         17,874
       350   WebMD Health Corp., Class A + (a) .................         10,409
       440   Western Digital Corp. + ...........................          9,381
     5,360   Western Union Co. (The) ...........................        132,231
     3,155   Xilinx, Inc. ......................................         73,985
       370   Yahoo!, Inc. + ....................................          6,401
                                                                   ------------
                                                                      4,945,208
                                                                   ------------
MATERIALS -- 4.7%
       100   Air Products & Chemicals, Inc. ....................          6,849
       100   AK Steel Holding Corp. ............................          2,592
     1,350   Celanese Corp., Ser A, Class A ....................         37,679
       700   CF Industries Holdings, Inc. ......................         64,022
     3,400   Chemtura Corp. ....................................         15,504
       800   Cleveland-Cliffs, Inc. ............................         42,352
     3,400   Crown Holdings, Inc. + ............................         75,514
       500   Cytec Industries, Inc. ............................         19,455
       200   Dow Chemical Co. (The) ............................          6,356
       190   EI Du Pont de Nemours & Co. .......................          7,657
     1,900   FMC Corp. .........................................         97,641
       760   Freeport-McMoRan Copper & Gold, Inc. ..............         43,206
       420   International Paper Co. ...........................         10,996
       330   Intrepid Potash, Inc. + ...........................          9,946
       240   Lubrizol Corp. ....................................         10,354
     1,155   Monsanto Co. ......................................        114,322
     1,100   Mosaic Co. (The) ..................................         74,822
       230   Newmont Mining Corp. ..............................          8,915
       260   Nucor Corp. .......................................         10,270
       950   Olin Corp. ........................................         18,430
     1,100   Owens-Illinois, Inc. + ............................         32,340
     2,300   PPG Industries, Inc. ..............................        134,135
     1,100   Praxair, Inc. .....................................         78,914
       230   Reliance Steel & Aluminum Co. .....................          8,733
     1,450   RPM International, Inc. ...........................         28,043
       520   Steel Dynamics, Inc. ..............................          8,887
     1,660   Terra Industries, Inc. ............................         48,804
       846   United States Steel Corp. .........................         65,658
                                                                   ------------
                                                                      1,082,396
                                                                   ------------

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS INC.
LARGE CAP CORE 130/30 FUND                                    SEPTEMBER 30, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                               Value
----------                                                         -------------
TELECOMMUNICATION SERVICES -- 4.4%
     2,015   American Tower Corp., Class A + ...................   $     72,480
    18,070   AT&T, Inc. ........................................        504,513
       370   CenturyTel, Inc. ..................................         13,561
     1,310   NII Holdings, Inc. + ..............................         49,675
    12,750   Verizon Communications, Inc. ......................        409,148
                                                                   ------------
                                                                      1,049,377
                                                                   ------------
UTILITIES -- 4.3%
       160   American Electric Power Co., Inc. .................          5,925
     3,640   CMS Energy Corp. ..................................         45,391
     2,900   Consolidated Edison, Inc. .........................        124,583
        80   Constellation Energy Group, Inc. ..................          1,944
     1,997   DTE Energy Co. ....................................         80,120
     1,090   Duke Energy Corp. .................................         18,999
       200   Edison International ..............................          7,980
     1,300   Exelon Corp. ......................................         81,406
       160   FirstEnergy Corp. .................................         10,718
     1,660   MDU Resources Group, Inc. .........................         48,140
     1,980   NiSource, Inc. ....................................         29,225
       350   NRG Energy, Inc. + ................................          8,663
     2,230   Oneok, Inc. .......................................         76,712
     2,600   Pepco Holdings, Inc. ..............................         59,566
     4,090   PG&E Corp. ........................................        153,170
       180   Pinnacle West Capital Corp. .......................          6,194
     2,600   PPL Corp. .........................................         96,252
       180   Progress Energy, Inc. .............................          7,763
       180   Questar Corp. .....................................          7,366
     1,090   Sempra Energy .....................................         55,012
     3,575   Xcel Energy, Inc. .................................         71,464
                                                                   ------------
                                                                        996,593
                                                                   ------------
Total Common Stock (Cost $30,393,786)                                27,332,774
                                                                   ------------

Total Investments -- 118.2%
(Cost $30,393,786) +++                                               27,332,774
Other Assets & Liabilities, Net -- (18.2)%                           (4,217,145)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 23,115,629
                                                                   ============

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS INC.
LARGE CAP CORE 130/30 FUND                                   SEPTEMBER 30, 2008
                                                                    (UNAUDITED)
SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------

  Shares                                                               Value
----------                                                         -------------
SECURITIES SOLD SHORT -- (24.9)%

CONSUMER DISCRETIONARY -- (4.4)%
       260   Abercrombie & Fitch Co., Class A                      $     10,257
       260   Black & Decker Corp.                                        15,796
       710   BorgWarner, Inc.                                            23,267
       600   Clear Channel Outdoor Holdings, Inc., Class A +              8,208
       300   CTC Media, Inc. +                                            4,500
       500   Darden Restaurants, Inc.                                    14,315
       460   DreamWorks Animation SKG, Inc., Class A +                   14,467
       240   Fortune Brands, Inc.                                        13,766
       400   Gentex Corp.                                                 5,720
     1,000   Genuine Parts Co.                                           40,210
       600   Harley-Davidson, Inc.                                       22,380
       800   Honda Motor Co., Ltd. ADR                                   24,088
     2,530   International Game Technology                               43,465
     5,300   Interpublic Group of Cos., Inc. +                           41,075
       600   Johnson Controls, Inc.                                      18,198
       300   Kohl's Corp. +                                              13,824
     1,105   Lamar Advertising Co., Class A +                            34,133
        70   Las Vegas Sands Corp. +                                      2,528
       400   Lear Corp. +                                                 4,200
     2,280   Liberty Global, Inc., Class A +                             69,084
     1,900   Mattel, Inc.                                                34,276
       320   MDC Holdings, Inc.                                          11,709
       680   MGM Mirage + (a)                                            19,380
       180   Mohawk Industries, Inc. +                                   12,130
       800   Morningstar, Inc. +                                         44,376
       800   News Corp., Class A                                          9,592
       490   Nordstrom, Inc.                                             14,122
       800   O'Reilly Automotive, Inc. +                                 21,416
       300   Polo Ralph Lauren Corp., Class A                            19,992
       200   priceline.com, Inc. +                                       13,686
       490   Regis Corp.                                                 13,475
     1,690   Scholastic Corp.                                            43,399
       100   Sears Holdings Corp. + (a)                                   9,350
     1,300   Service Corp. International                                 10,868
       400   Sotheby's                                                    8,024
       360   Stanley Works (The)                                         15,026
     6,600   Starbucks Corp. +                                           98,142
       900   Starwood Hotels & Resorts Worldwide, Inc.                   25,326
       200   Washington Post Co., Class B                               111,352
       420   Weight Watchers International, Inc.                         15,372
     1,340   Yum! Brands, Inc.                                           43,697
                                                                   ------------
                                                                      1,018,191
                                                                   ------------
CONSUMER STAPLES -- (1.8)%
       600   Brown-Forman Corp., Class B                                 43,086
       300   Central European Distribution Corp. +                       13,623
       320   Clorox Co.                                                  20,060
     2,200   Coca-Cola Enterprises, Inc.                                 36,894
       210   Energizer Holdings, Inc. +                                  16,916
     2,360   Hershey Co. (The)                                           93,314
       240   Kimberly-Clark Corp.                                        15,562
     3,200   PepsiAmericas, Inc.                                         66,304
     1,235   Safeway, Inc.                                               29,295
     1,400   Unilever NV                                                 39,424
       545   UST, Inc.                                                   36,264
       380   Whole Foods Market, Inc.                                     7,611
                                                                   ------------
                                                                        418,353
                                                                   ------------
ENERGY -- (1.7)%
     1,600   Anadarko Petroleum Corp.                                    77,616
       210   Baker Hughes, Inc.                                          12,713
     2,100   Chesapeake Energy Corp.                                     75,306
       100   Diamond Offshore Drilling, Inc.                             10,306

  Shares                                                               Value
----------                                                         -------------
       600   Frontier Oil Corp.                                    $     11,052
       710   Holly Corp.                                                 20,533
       400   Imperial Oil, Ltd.                                          17,040
     1,500   Nabors Industries, Ltd. +                                   37,380
     2,700   Spectra Energy Corp.                                        64,260
       260   Sunoco, Inc.                                                 9,251
       900   Tesoro Corp.(a)                                             14,841
       270   Valero Energy Corp.                                          8,181
       800   XTO Energy, Inc.                                            37,216
                                                                   ------------
                                                                        395,695
                                                                   ------------
FINANCIALS -- (2.7)%
       160   Affiliated Managers Group, Inc. +                           13,256
     2,062   American Express Co.                                        73,057
       470   BOK Financial Corp.                                         22,753
       760   CB Richard Ellis Group, Inc., Class A +                     10,161
       420   Eaton Vance Corp.                                           14,797
     1,300   Host Hotels & Resorts, Inc.                                 17,277
     1,000   Invesco, Ltd.                                               20,980
     1,900   Keycorp                                                     22,686
       240   Legg Mason, Inc.                                             9,134
       400   Macerich Co. (The)                                          25,460
     2,600   Marsh & McLennan, Inc.                                      82,576
     1,360   Moody's Corp.                                               46,240
       600   Nasdaq OMX Group (The) +                                    18,342
     2,000   New York Community Bancorp, Inc.                            33,580
     3,500   Progressive Corp. (The)                                     60,900
     2,000   SLM Corp. +                                                 24,680
       100   Student Loan Corp. (The)                                     9,300
       320   Taubman Centers, Inc.                                       16,000
       700   TCF Financial Corp.                                         12,600
       200   White Mountains Insurance Group, Ltd.                       93,950
                                                                   ------------
                                                                        627,729
                                                                   ------------
HEALTH CARE -- (2.9)%
       730   Advanced Medical Optics, Inc. +                             12,979
     2,405   Allergan, Inc.                                             123,858
       640   Amylin Pharmaceuticals, Inc. +                              12,941
     2,100   Boston Scientific Corp. +                                   25,767
       600   Coventry Health Care, Inc. +                                19,530
       700   DaVita, Inc. +                                              39,907
       590   Health Net, Inc. +                                          13,924
       200   Hospira, Inc. +                                              7,640
     1,280   Laboratory Corp. of America Holdings +                      88,960
     1,400   Schering-Plough Corp.                                       25,858
       820   Sepracor, Inc. +                                            15,014
     1,100   Shire, Ltd. ADR                                             52,525
     1,400   Stryker Corp.                                               87,220
       400   VCA Antech, Inc. +                                          11,788
       900   Vertex Pharmaceuticals, Inc. +                              29,916
     1,695   Zimmer Holdings, Inc. +                                    109,429
                                                                   ------------
                                                                        677,256
                                                                   ------------
INDUSTRIALS -- (2.6)%
       321   3M Co.                                                      21,928
       130   Alliant Techsystems, Inc. +                                 12,212
       340   Avery Dennison Corp.                                        15,123
       645   Carlisle Cos., Inc.                                         19,331
     1,000   Clarcor, Inc.                                               37,950
       260   Con-way, Inc.                                               11,469
     2,000   Crane Co.                                                   59,420
     1,000   Donaldson Co., Inc.                                         41,910
     1,100   Expeditors International of Washington, Inc.                38,324
       200   FedEx Corp.                                                 15,808
       900   General Electric Co.                                        22,949
       500   Hertz Global Holdings, Inc. +                                3,785
       680   Masco Corp.                                                 12,199
     1,300   Monster Worldwide, Inc. +                                   19,383

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS INC.
LARGE CAP CORE 130/30 FUND                                   SEPTEMBER 30, 2008
                                                                    (UNAUDITED)
SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------

  Shares                                                               Value
----------                                                         -------------
       850   Oshkosh Corp.                                         $     11,186
       800   PACCAR, Inc.                                                30,552
       380   Pitney Bowes, Inc.                                          12,639
       200   Precision Castparts Corp.                                   15,756
     1,000   Roper Industries, Inc.                                      56,960
       320   Toro Co.                                                    13,216
       150   TransDigm Group, Inc. +                                      5,135
       700   United Parcel Service, Inc., Class B                        44,023
       330   USG Corp. +                                                  8,448
       460   Valmont Industries, Inc.                                    38,037
                                                                   ------------
                                                                        567,743
                                                                   ------------
INFORMATION TECHNOLOGY -- (5.5)%
       218   Adobe Systems, Inc. +                                        8,604
       360   Agilent Technologies, Inc. +                                10,678
     5,300   Alcatel-Lucent ADR                                          20,352
     4,600   Applied Materials, Inc.                                     69,598
       990   Cisco Systems, Inc. +                                       22,334
     2,480   Cognizant Technology Solutions Corp., Class A +             56,618
       300   Dolby Laboratories, Inc., Class A +                         10,557
       600   Electronic Arts, Inc. +                                     22,194
     7,000   EMC Corp. +                                                 83,720
       340   Fidelity National Information Services, Inc.                 6,276
       340   Fiserv, Inc. +                                              16,089
     6,500   Flextronics International +                                 46,020
       370   Google, Inc., Class A +                                    148,193
     3,900   Intel Corp.                                                 73,048
       630   International Rectifier Corp. +                             11,983
       580   Intuit, Inc. +                                              18,334
     1,380   Iron Mountain, Inc. +                                       33,686
       130   Itron, Inc. +                                               11,509
     2,135   Jack Henry & Associates, Inc.                               43,405
       280   Kla-Tencor Corp.                                             8,862
     1,120   Lam Research Corp. +                                        35,269
     1,740   Linear Technology Corp.                                     53,348
       970   Macrovision Solutions Corp. +                               14,919
       580   Metavante Technologies, Inc. +                              11,171
     2,005   Microchip Technology, Inc.                                  59,007
     2,255   Molex, Inc.                                                 50,624
     1,300   NetApp, Inc. +                                              23,699
     2,675   Nvidia Corp. +                                              28,649
     1,800   Paychex, Inc.                                               59,454
       600   Rambus, Inc. +                                               7,710
     1,700   Red Hat, Inc. +                                             25,619
     1,000   Salesforce.com, Inc. +                                      48,399
     1,230   SanDisk Corp. +                                             24,047
     3,800   Sun Microsystems, Inc. +                                    28,880
       640   Synopsys, Inc. +                                            12,768
       400   Varian Semiconductor Equipment Associates, Inc. +           10,048
       380   VeriSign, Inc. +                                             9,910
     4,800   Xerox Corp.                                                 55,344
                                                                   ------------
                                                                      1,280,925
                                                                   ------------
MATERIALS -- (1.0)%
       340   Ecolab, Inc.                                                16,497
       200   Martin Marietta Materials, Inc.                             22,396
     1,060   MeadWestvaco Corp.                                          24,709
       630   Nalco Holding Co.                                           11,680
       300   PPG Industries, Inc.                                        17,496
       595   Praxair, Inc.                                               42,686
       680   Scotts Miracle-Gro Co. (The), Class A                       16,075
     1,300   Smurfit-Stone Container Corp. +                              6,110
     1,310   Weyerhaeuser Co.                                            79,359
                                                                   ------------
                                                                        237,008
                                                                   ------------

  Shares                                                               Value
----------                                                         -------------
TELECOMMUNICATION SERVICES -- (0.8)%
     1,900   American Tower Corp., Class A +                       $     68,343
       330   Crown Castle International Corp. +                           9,560
       380   NII Holdings, Inc. +                                        14,410
     9,840   Sprint Nextel Corp.                                         60,024
       225   Verizon Communications, Inc.                                 7,220
     2,300   Windstream Corp.                                            25,162
                                                                   ------------
                                                                        184,719
                                                                   ------------
UTILITIES -- (1.5)%
     1,060   Allegheny Energy, Inc.                                      38,976
       900   Aqua America, Inc.                                          16,002
     5,400   Dynegy, Inc., Class A +                                     19,332
       610   Equitable Resources, Inc.                                   22,375
     1,000   Exelon Corp.                                                62,620
     1,200   FirstEnergy Corp.                                           80,388
     1,100   Mirant Corp. +                                              20,119
     1,700   PPL Corp.                                                   62,934
     1,800   Reliant Energy, Inc. +                                      13,230
       370   Southern Co.                                                13,945
                                                                   ------------
                                                                        349,921
                                                                   ------------

                                                                      5,757,540
                                                                   ------------
Securities Sold Short (Proceeds $6,556,992)

EXCHANGE TRADED FUND -- -0.2%

UNITED STATES -- -0.2%
     1,970   Technology Select SPDR                                      39,105
                                                                   ------------
             Total Exhange Traded Fund
                (Proceeds $43,982) ($ Thousands)                         39,105
                                                                   ------------
Total Securities Sold Short
(Proceeds $6,600,974)                                              $  5,796,645
                                                                   ------------

ADR -- American Depositary Receipt
SPDR -- Standard and Poor's 500 Depositary Receipt

+     Non-income producing security.

+++ At September 30, 2008, the tax basis cost of the Portfolio's investments was $30,393,786, and the unrealized appreciation and depreciation were $599,123 and $(3,660,135), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Wilshire Mutual Funds
MAXAM Diversity Fund                                          September 30, 2008
Schedule of Investments                                              (UNAUDITED)

  SHARES                                                               VALUE
----------                                                         -------------
COMMON STOCK -- 0.5%

CONSUMER DISCRETIONARY -- 0.0%
        49   McDonald's Corp. ..................................   $      3,023
       135   Time Warner, Inc. .................................          1,770
        51   Walt Disney Co. (The) .............................          1,565
                                                                   -------------
                                                                          6,358
                                                                   -------------
CONSUMER STAPLES -- 0.0%
        26   Coca-Cola Co. (The) ...............................          1,375
        79   ConAgra Foods, Inc. ...............................          1,537
        71   CVS/Caremark Corp. ................................          2,390
        20   Walgreen Co. ......................................            619
                                                                   -------------
                                                                          5,921
                                                                   -------------
ENERGY -- 0.1%
        26   Apache Corp. ......................................          2,711
        44   Chesapeake Energy Corp. ...........................          1,578
        43   Exxon Mobil Corp. .................................          3,340
        70   Nabors Industries, Ltd. + .........................          1,744
                                                                   -------------
                                                                          9,373
                                                                   -------------
FINANCIALS -- 0.2%
        42   Aflac, Inc. .......................................          2,467
        72   Bank of New York Mellon Corp. (The) ...............          2,346
        32   Chubb Corp. .......................................          1,757
         1   First Horizon National Corp. ......................              8
        75   JPMorgan Chase & Co. ..............................          3,503
        35   PNC Financial Services Group, Inc. ................          2,615
        52   T Rowe Price Group, Inc. ..........................          2,793
        91   U.S. Bancorp ......................................          3,277
        62   Wells Fargo & Co. .................................          2,327
                                                                   -------------
                                                                         21,093
                                                                   -------------
HEALTH CARE -- 0.1%
        53   Abbott Laboratories ...............................          3,052
        22   Amgen, Inc. + .....................................          1,304
        50   Johnson & Johnson .................................          3,464
                                                                   -------------
                                                                          7,820
                                                                   -------------
INDUSTRIALS -- 0.1%
        23   3M Co. ............................................          1,571
        55   Dover Corp. .......................................          2,230
        60   Illinois Tool Works, Inc. .........................          2,668
         1   Sunpower Corp., Class B + .........................             60
                                                                   -------------
                                                                          6,529
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.0%
       120   Oracle Corp. + ....................................          2,437
                                                                   -------------
MATERIALS -- 0.0%
        26   Praxair, Inc. .....................................          1,865
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.0%
        94   AT&T, Inc. ........................................          2,624
        33   Verizon Communications, Inc. ......................          1,059
                                                                   -------------
                                                                          3,683
                                                                   -------------
UTILITIES -- 0.0%
       128   Duke Energy Corp. .................................          2,231
        53   Progress Energy, Inc. .............................          2,286
                                                                   -------------
                                                                          4,517
                                                                   -------------
Total Common Stock (Cost $72,462)                                        69,596
                                                                   -------------
Total Investments -- 0.5%
(Cost $72,462)+++                                                        69,596
Other Assets & Liabilities, Net -- 99.5%                             15,055,274
                                                                   -------------

                                                                       Value
                                                                   -------------
NET ASSETS -- 100.0%                                               $ 15,124,870
                                                                   =============

+     Non-income producing security.

+++ At September 30, 2008, the tax basis cost of the Portfolio's investments was $72,462, and the unrealized appreciation and depreciation were $2,312 and $(5,178), respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September 2006, the Financial Accounting Standards Board ("FASB") issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolios have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 -- quoted prices in active markets for identical securities

      o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

      o Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolios' net assets as of September 30, 2008 is as follows:

                                        LARGE           LARGE          SMALL          SMALL
                                       COMPANY         COMPANY        COMPANY        COMPANY
                                       GROWTH           VALUE         GROWTH          VALUE
                                      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                    -------------   ------------   ------------   ------------
Level 1 - Quoted Prices             $ 284,448,609   $ 39,257,564   $ 10,289,718   $ 14,787,954
Level 2 - Other Significant
   Observable Inputs                           --             --             --             --
Level 3 - Significant
   Unobservable Inputs                         --             --             --             --
                                    -------------   ------------   ------------   ------------
Total  Market Value
   of Investments                   $ 284,448,609   $ 39,257,564   $ 10,289,718   $ 14,787,954
                                    =============   ============   ============   ============

                                      DOW JONES
                                    WILSHIRE 5000     WILSHIRE        MAXAM
                                        INDEX         LARGE CAP     DIVERSITY
                                      PORTFOLIO      130/30 FUND      FUND
                                    -------------   ------------   ------------
Level 1 - Quoted Prices              $200,035,853   $ 21,536,129   $     69,596
Level 2 - Other Significant
   Observable Inputs                           --             --             --
Level 3 - Significant
   Unobservable Inputs                         --             --             --
                                    -------------   ------------   ------------
Total  Market Value
   of Investments                   $ 200,035,853   $ 21,536,129   $     69,596
                                    =============   ===========================

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

                                                                 WIL-QH-001-0100

Item 2.   Controls and Procedures

(a) The registrant's principal executive and principal financial officers, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Mutual Funds, Inc.


By (Signature and Title)*                         /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)

Date: November 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)


Date: November 26, 2008

By (Signature and Title)*                         /s/ Helen Thompson
                                                  ------------------------------
                                                  Helen Thompson, Treasurer
                                                  (principal financial officer)

Date: November 26, 2008

* Print the name and title of each signing officer under his or her signature.